   As filed with the Securities and Exchange Commission on February 10, 2003
                                            Registration No. 333-58322/811-4420

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO. [ ]
                       POST-EFFECTIVE AMENDMENT NO. 5 [X]
                                     and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                              Amendment No. 3 [X]
                        (Check appropriate box or boxes)

                            WRL SERIES LIFE ACCOUNT
                           (Exact Name of Registrant)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                              (Name of Depositor)
                              570 Carillon Parkway
                            St. Petersburg, FL 33716
         (Address of Depositor's Principal Executive Offices)(Zip Code)
                         Depositor's Telephone Number,
                              including Area Code:
                                 (727) 299-1800

                               Thomas E. Pierpan
         Senior Vice President, Assistant Secretary and General Counsel
                   Western Reserve Life Assurance Co. of Ohio
                              570 Carillon Parkway
                            St. Petersburg, FL 33716
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jane Wilson-Bilik, Esq.
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

Approximate Date of Proposed Public Offering:   May 1, 2003

It is proposed that this filing will become effective (check appropriate box):

[ ]      immediately upon filing pursuant to paragraph (b)
[ ]      on (date), pursuant to paragraph (b)
[ ]      60 days after filing pursuant to paragraph (a)(1)
[X]      on May 1, 2003, pursuant to paragraph (a)(1)

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

PROSPECTUS
MAY 1, 2003

                          WRL FREEDOM ELITE BUILDER(SM)
                                 ISSUED THROUGH
                            WRL SERIES LIFE ACCOUNT
                                       BY
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                              570 CARILLON PARKWAY
                         ST. PETERSBURG, FLORIDA 33716
                                 1-800-851-9777
                                 (727) 299-1800

         AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes the WRL Freedom Elite Builder(SM), a flexible premium variable life insurance policy (the "Policy"). You can allocate your Policy's cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to the WRL Series Life Account, which invests through its subaccounts in portfolios of the AEGON/Transamerica Series Fund, Inc. - Initial Class (the "Series Fund") and Fidelity Variable Insurance Products Funds (VIP)
- Service Class 2 (the "VIP Funds") (collectively, the "funds").

The portfolios of the Series Fund available to you under this Policy are:

[ ]  Munder Net50                                          [ ] Dreyfus Mid Cap
[ ]  Van Kampen Emerging Growth                            [ ] PBHG/NWQ Value Select
[ ]  T. Rowe Price Small Cap                               [ ] PBHG Mid Cap Growth
[ ]  Transamerica U.S. Government Securities               [ ] T. Rowe Price Equity Income
[ ]  Alger Aggressive Growth                               [ ] Transamerica Value Balanced
[ ]  Third Avenue Value                                    [ ] American Century International
[ ]  LKCM Strategic Total Return                           [ ] Great Companies--Global(2)
[ ]  Clarion Real Estate Securities                        [ ] Great Companies--Technology(SM)
[ ]  Federated Growth & Income                             [ ] Janus Growth
[ ]  AEGON Bond                                            [ ] Janus Global
[ ]  Transamerica Money Market                             [ ] Janus Balanced
[ ]  Marsico Growth (formerly, Goldman Sachs Growth)       [ ] PIMCO Total Return
[ ]  Transamerica Equity                                   [ ] Asset Allocation - Conservative Portfolio (formerly,
[ ]  GE U.S. Equity                                                 Conservative Asset Allocation)
[ ]  Transamerica Growth Opportunities                     [ ] Asset Allocation - Moderate Portfolio (formerly, Moderate
[ ]  Great Companies--America(SM)                                     Asset Allocation)
[ ]  Transamerica Convertible Securities                   [ ] Asset Allocation - Moderate Growth Portfolio (formerly,
[ ]  Salomon All Cap                                                Moderately Aggressive Asset Allocation)
[ ]  J.P. Morgan Enhanced Index                            [ ] Asset Allocation - Growth Portfolio (formerly, Aggressive
[ ]  Capital Guardian Value                                         Asset Allocation)
[ ]  Capital Guardian U.S. Equity

The portfolios of the VIP Funds available to you under this Policy are:

[ ] VIP Equity-Income Portfolio*    [ ] VIP Contrafund (R) Portfolio*            [ ] VIP Growth Opportunities Portfolio*

*Effective May 1, 2003, this portfolio is no longer available for sale to new investors.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your Policy with the Policy described in this prospectus. And it may not be to your advantage to borrow money to purchase this Policy or to take withdrawals from another Policy you own to make premium payments under this Policy.

Prospectuses for the portfolios of the funds must accompany this prospectus. Certain portfolios may not be available in all states. Please read these documents before investing and save them for future reference.

An investment in this Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                    TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Policy Benefits/Risks Summary......................................................................................      1
    Policy Benefits................................................................................................      1
       The Policy in General.......................................................................................      1
       Flexible Premiums...........................................................................................      1
       Variable Death Benefit......................................................................................      1
       No Lapse Guarantee..........................................................................................      2
       Cash Value..................................................................................................      2
       Transfers...................................................................................................      2
       Loans.......................................................................................................      2
       Cash Withdrawals and Surrenders.............................................................................      3
    Policy Risks...................................................................................................      3
       Investment Risks............................................................................................      3
       Risk of Lapse...............................................................................................      3
       Tax Risks (Income Tax and MEC)..............................................................................      4
       Loan Risks..................................................................................................      4
Portfolio Risks....................................................................................................      5
Fee Tables.........................................................................................................      5
       Range of Expenses for the Portfolios........................................................................     12
Western Reserve, The Separate Account, the Fixed Account and the Portfolios........................................     12
       Western Reserve  ...........................................................................................     12
       The Separate Account........................................................................................     13
       The Fixed Account...........................................................................................     13
       The Portfolios..............................................................................................     14
       Addition, Deletion, or Substitution of Investments..........................................................     18
       Your Right to Vote Portfolio Shares.........................................................................     18
Charges and Deductions.............................................................................................     19
       Premium Charges.............................................................................................     19
       Monthly Deduction...........................................................................................     20
       Mortality and Expense Risk Charge...........................................................................     22
       Surrender Charge............................................................................................     22
       Decrease Charge.............................................................................................     24
       Transfer Charge.............................................................................................     25
       Loan Interest Charge........................................................................................     25
       Change in Net Premium Allocation Charge.....................................................................     25
       Cash Withdrawal Charge......................................................................................     25
       Taxes.......................................................................................................     25
       Portfolio Expenses..........................................................................................     25
The Policy.........................................................................................................     26
       Ownership Rights............................................................................................     26
       Modifying the Policy........................................................................................     26
       Purchasing a Policy.........................................................................................     26
       Tax-Free "Section 1035" Exchanges...........................................................................     27
       When Insurance Coverage Takes Effect........................................................................     27
       Backdating a Policy.........................................................................................     28
       Associates Policies.........................................................................................     28
Policy Features....................................................................................................     29
    Premiums.......................................................................................................     29
       Allocating Premiums.........................................................................................     29
       Premium Flexibility.........................................................................................     30

            This Policy is not available in the State of New York.

       Planned Periodic Payments...................................................................................     30
       Minimum Monthly Guarantee Premium...........................................................................     30
       No Lapse Period.............................................................................................     31
       Premium Limitations.........................................................................................     31
       Making Premium Payments.....................................................................................     31
Transfers..........................................................................................................     31
       General.....................................................................................................     31
       Fixed Account Transfers.....................................................................................     33
       Conversion Rights...........................................................................................     33
       Dollar Cost Averaging.......................................................................................     33
       Asset Rebalancing Program...................................................................................     34
       Third Party Asset Allocation Services.......................................................................     35
Policy Values......................................................................................................     35
       Cash Value..................................................................................................     35
       Net Surrender Value.........................................................................................     35
       Subaccount Value............................................................................................     36
       Subaccount Unit Value.......................................................................................     36
       Fixed Account Value.........................................................................................     37
Death Benefit......................................................................................................     37
       Death Benefit Proceeds......................................................................................     37
       Death Benefit...............................................................................................     37
       Effect of Cash Withdrawals on the Death Benefit.............................................................     39
       Effect of Adjustable Term Insurance Rider ("ATIR") on the Death Benefit.....................................     39
       Choosing Death Benefit Options..............................................................................     40
       Changing the Death Benefit Option...........................................................................     40
       Increasing/Decreasing the Specified Amount..................................................................     40
       Payment Options.............................................................................................     41
Surrenders and Cash Withdrawals....................................................................................     41
       Surrenders..................................................................................................     41
       Cash Withdrawals............................................................................................     42
       Canceling a Policy..........................................................................................     42
Loans..............................................................................................................     43
       General.....................................................................................................     43
       Interest Rate Charged.......................................................................................     44
       Loan Reserve Interest Rate Credited.........................................................................     44
       Effect of Policy Loans......................................................................................     44
Policy Lapse and Reinstatement.....................................................................................     44
       Lapse.......................................................................................................     44
       No Lapse Period.............................................................................................     45
       Reinstatement...............................................................................................     45
Federal Income Tax Considerations..................................................................................     45
       Tax Status of the Policy....................................................................................     46
       Tax Treatment of Policy Benefits............................................................................     46
       Special Rules for 403(b) Arrangements.......................................................................     48
Other Policy Information...........................................................................................     49
       Benefits at Maturity........................................................................................     49
       Payments We Make............................................................................................     49
       Split Dollar Arrangements...................................................................................     50
       Policy Termination..........................................................................................     50
Supplemental Benefits (Riders).....................................................................................     51
       Children's Insurance Rider..................................................................................     51
       Accidental Death Benefit Rider..............................................................................     51

       Other Insured Rider.........................................................................................     51
       Disability Waiver Rider.....................................................................................     52
       Disability Waiver and Income Rider..........................................................................     52
       Primary Insured Rider ("PIR") and Primary Insured Rider Plus ("PIR Plus")...................................     52
       Living Benefit Rider (an Accelerated Death Benefit).........................................................     53
       Adjustable Term Insurance Rider ("ATIR")....................................................................     54
       Death Benefit Extension Rider...............................................................................     55
Additional Information.............................................................................................     56
       Sale of the Policies........................................................................................     56
       Legal Proceedings...........................................................................................     56
       Financial Statements........................................................................................     56
Performance Data...................................................................................................     56
       Rates of Return.............................................................................................     56
Table of Contents of the Statement of Additional Information.......................................................     59
Glossary ..........................................................................................................     61
Appendix A - Wealth Indices of Investments in the U.S. Capital Market..............................................     64
Appendix B - Premium Expense Level Per Thousand (Based on the gender and rate class of the insured)................     66
Prospectus Back Cover..............................................................................................     68
       Personalized Illustrations of Policy Benefits...............................................................     68
       Inquiries...................................................................................................     68

POLICY BENEFITS/RISKS SUMMARY                      WRL FREEDOM ELITE BUILDER(SM)

         This summary describes the Policy's important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information ("SAI"). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

POLICY BENEFITS

THE POLICY IN GENERAL

- The WRL Freedom Elite Builder(SM) is an individual flexible premium variable life insurance policy. The Policy gives you the potential for long-term life insurance coverage with the opportunity for tax-deferred cash value accumulation. The Policy's cash value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and partial withdrawals).

- The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. You should consider the Policy in conjunction with other insurance you own. THE POLICY IS NOT SUITABLE AS A SHORT-TERM SAVINGS VEHICLE.

- Fixed Account. You may place money in the fixed account where it earns at least 3% annual interest. We may declare higher rates of interest, but are not obligated to do so. The fixed account is part of our general account. The fixed account is NOT available to residents of New Jersey.

- Separate Account. You may direct the money in your Policy to any of the subaccounts of the separate account. Each subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus. Money you place in a subaccount is subject to investment risk and its value will vary each day according to the investment performance of the portfolios in which the subaccounts invest.

- Supplemental Benefits (Riders). Supplemental riders are available under the Policy. We deduct charges for these riders from cash value as part of the monthly deduction. These riders may not be available in all states.

FLEXIBLE PREMIUMS

- You select a premium payment plan but the plan is flexible - you are not required to pay premiums according to the plan. You can change the frequency and amount, within limits, and can skip premium payments. Unplanned premiums may be made, within limits. Premium payments must be at least $50.

- You increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium. Under certain circumstances, extra premiums may be required to prevent lapse.

- Once we deliver your Policy, the FREE-LOOK PERIOD begins. You may return the Policy during this period and receive a refund. Depending on the laws of the state governing your Policy (usually the state where you live), we will either allocate your net premium to the accounts you indicated on your application, or we will place your net premium in the reallocation account until the reallocation date as shown on your Policy schedule page.

VARIABLE DEATH BENEFIT

- If the insured dies while the Policy is in force, we will pay a death benefit to the beneficiary(ies). The amount of the death benefit depends on the specified amount of insurance you select, the death benefit option you chose, and any additional insurance provided by riders you purchase.

- CHOICE AMONG DEATH BENEFIT OPTIONS. You must choose one of three death benefit options. We offer the following:

         -        Option A is the greater of:

                  ->       the current specified amount, or

                  -> a specified percentage, multiplied by the Policy's cash value on the date of the insured's death.

         -        Option B is the greater of:

                  -> the current specified amount, plus the Policy's cash value on the date of the insured's death, or

                  -> a specified percentage, multiplied by the Policy's cash value on the date of the insured's death.

         -        Option C is the greater of:

                  ->       the amount payable under Option A, or

                  -> the current specified amount, multiplied by an age-based "factor," plus the Policy's cash value on the date of the insured's death.

We will reduce the death benefit proceeds by any outstanding loan amount, including accrued interest, and any due and unpaid charges. We will increase the death benefit proceeds by any additional insurance benefits you add by rider.

We offer four (4) bands of specified amount coverage under this Policy. Each band has its own cost of insurance rates. The greater the specified amount of your Policy, the lower the cost of insurance rates.

-        Under current tax law, the death benefit should generally be U.S.
         federal income tax free to the beneficiary. Other taxes, such as estate taxes, may apply.

- CHANGE IN DEATH BENEFIT OPTION AND SPECIFIED AMOUNT. After the third Policy year and once each Policy year thereafter, you may make one of the following changes: change the death benefit option or increase or decrease the specified amount. Until the later of the end of the surrender charge period or attained age 65, we may limit the amount of the decrease to no more than 20% of the current specified amount. The new specified amount cannot be less than the minimum specified amount as shown in your Policy.

NO LAPSE GUARANTEE

- We guarantee that your Policy will not lapse until the no lapse date shown on your Policy schedule page, so long as on any Monthiversary you have paid total premiums (MINUS any cash withdrawals, MINUS any outstanding loan amount, MINUS any accrued loan interest, and MINUS any decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums in effect for each month since the Policy date up to and including the current month. If you take a cash withdrawal or a loan, or if you increase or decrease your specified amount or if you add, increase or decrease a rider, you may need to pay additional premiums in order to keep the no lapse guarantee in place.

CASH VALUE

- Cash value is the starting point for calculating important values under the Policy, such as net surrender value and the death benefit. There is no guaranteed minimum cash value. The Policy may lapse if you do not have sufficient cash value in the Policy to pay the monthly deductions, the surrender charge and/or any outstanding loan amount(s) and accrued loan interest.

- The Policy will not lapse during the no lapse period so long as you have paid sufficient premiums.

TRANSFERS

- You can transfer cash value among the subaccounts and the fixed account. You may make transfers in writing, by telephone, by fax or electronically through our website.

- We charge a $25 transfer processing fee for each transfer after the first 12 transfers in a Policy year.

-        Dollar cost averaging and asset rebalancing programs are available.

- You may make one transfer per Policy year from the fixed account, and we must receive at our office your request to transfer from the fixed account within 30 days after a Policy anniversary unless you select dollar cost averaging from the fixed account.

LOANS

- After the first Policy year (as long as your Policy is in force), you may take a loan against the Policy up to 90% of the cash value MINUS any surrender charge and MINUS any outstanding loan amount, including any accrued interest. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. The minimum loan amount is generally $500.

- Prior to the 10th Policy year, we currently charge 3.75% interest annually, payable in arrears, on any outstanding loan amount. This charge is guaranteed not to exceed 4.0%. Interest not paid when due is added to the amount of the loan to be repaid.

- To secure the loan, we transfer an amount equal to your loan from your cash value to a loan reserve account. The loan reserve account is part of the fixed account. We will credit 3.0% interest annually on amounts in the loan reserve account.

- After the 10th Policy year, you may borrow at preferred loan rates an amount equal to the cash value MINUS total premiums paid (reduced by any cash withdrawals), MINUS any outstanding loan amount and MINUS any accrued loan interest. We currently charge 3.0% interest on preferred loans. THIS RATE IS NOT GUARANTEED.

- Federal income taxes and a penalty tax may apply to loans you take against the Policy. The federal tax consequence of loans with preferred rates is uncertain.

CASH WITHDRAWALS AND SURRENDERS

- You may take one withdrawal of cash value per Policy year after the first Policy year. The amount of the withdrawal may be limited to:

         ->       at least $500; and

         ->       no more than 10% of the net surrender value.

         -> after the 10th Policy year, the amount of a withdrawal may be limited to no less than $500 and to no more than the net surrender value less $500.

- We will deduct a processing fee equal to $25 or 2% of the amount you withdraw (whichever is less) from the withdrawal, and we will pay you the balance.

- A cash withdrawal will reduce the death benefit by at least the amount of the withdrawal. We will not impose a decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.

- You may fully surrender the Policy at any time before the insured's death or the maturity date. Life insurance coverage will end. You will receive the net surrender value (cash value MINUS surrender charge and MINUS any outstanding loan amount and accrued loan interest). The surrender charge will apply during the first 15 Policy years or during the 15 years following any increase in specified amount. THE SURRENDER CHARGE MAY BE SIGNIFICANT. You may have little or no cash value or net surrender value in the early Policy years.

- A cash withdrawal will reduce the cash value, so it will increase the risk that the Policy will lapse. A cash withdrawal may also increase the risk that the no lapse period will not remain in effect.

- Federal income taxes and a penalty tax may apply to cash withdrawals and surrenders.

- TAX BENEFITS. We intend for the Policy to satisfy the definition of life insurance under the Internal Revenue Code so that the death benefit generally should be excludible from the taxable income of the beneficiary. In addition, you should not be deemed to be in receipt of any taxable gains on cash value until you take a withdrawal, surrender the Policy, or we pay the maturity benefit. Moreover, transfers between the subaccounts are not taxable transactions.

POLICY RISKS

INVESTMENT RISKS

         If you invest your Policy's cash value in one or more subaccounts, then you will be subject to the risk that investment performance of the subaccounts will be unfavorable and that the cash value in your Policy will decrease. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premiums. If you allocate premiums to the fixed account, then we credit your fixed account value with a declared rate of interest. You assume the risk that the interest rate on the fixed account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3%.

RISK OF LAPSE

         If your Policy fails to meet certain conditions, we will notify you that the Policy has entered a 61-day grace period and will lapse without value unless you make a sufficient payment during the grace period.

         Your Policy contains a no lapse period. Your Policy will not lapse before the no lapse date stated in your Policy, as long as you pay sufficient minimum guarantee premiums. If you do not pay sufficient premiums, you will automatically lose the no lapse guarantee and you will increase the risk that your Policy will lapse.

         If you take a cash withdrawal or Policy loan, if you increase or decrease the specified amount, or if you add, increase or decrease a rider, you will increase the risk of losing the no lapse guarantee. We deduct the total amount of your withdrawals, any outstanding loan amount, including accrued loan interest, and any decrease charge from your premiums paid when we determine whether your premium payments are high enough to keep the no lapse period in effect.

         You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal, loan, increase or decrease the specified amount or add, increase or decrease a rider, you should consider carefully the effect it will have on the no lapse guarantee.

         After the no lapse period, your Policy may lapse if loans, cash withdrawals, the monthly deductions, and insufficient investment returns reduce the net surrender value to zero. The Policy will enter a grace period if on any Monthiversary the net surrender value (that is, the cash value minus the surrender charge, and minus any outstanding loan amount and accrued loan interest) is not enough to pay the monthly deduction due.

         A Policy lapse may have adverse tax consequences.

         You may reinstate this Policy within five years after it has lapsed (and prior to the maturity date), if the insured meets the insurability requirements and you pay the amount we require.

TAX RISKS (INCOME TAX AND MEC)

         We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a substandard basis.

         Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a Policy is treated as a MEC, partial withdrawals, surrenders, pledges and loans will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on cash withdrawals, surrenders, pledges and loans taken before you reach age 59 1/2. If a Policy is not treated as a MEC, partial surrenders and withdrawals will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax. You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.

LOAN RISKS

         A Policy loan, whether or not repaid, will affect cash value over time because we subtract the amount of the loan from the subaccounts and the fixed account and place that amount in the loan reserve as collateral. We then credit a fixed interest rate of 3.0% to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts and may not continue to receive the current interest rates credited to the unloaned portion of the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rates credited to the fixed account, the effect could be favorable or unfavorable.

         We also currently charge interest on Policy loans at a rate of 3.75%, payable in arrears. This charge will not exceed 4.0%. Interest is added to the amount of the loan to be repaid.

         A Policy loan could make it more likely that a Policy would lapse. A Policy loan will increase the risk that the no lapse period will not remain in effect. There is also a risk that if the loan, insurance charges and unfavorable investment experience reduce your net surrender value and the no lapse period is no longer in effect, then the Policy will lapse. Adverse tax consequences may result.

         If a loan from a Policy is outstanding when the Policy is canceled or lapses, or if a loan is taken out and the Policy is a MEC, then the amount of the outstanding indebtedness will be taxed as if it were a withdrawal from the Policy. Moreover, the tax treatment of loans with preferred rates is uncertain.

PORTFOLIO RISKS

         A comprehensive discussion of the risks of each portfolio may be found in each portfolio's prospectus. Please refer to the prospectuses for the portfolios for more information.

         There is no assurance that any of the portfolios will achieve its stated investment objective.

FEE TABLES

         The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a typical policyowner with the characteristics set forth below. These charges may not be typical of the charges you will pay.

         The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making cash withdrawals from the Policy, surrendering the Policy, or transferring Policy cash value among the subaccounts and the fixed account.


                                                  TRANSACTION FEES
------------------------------------------------------------------------------------------------------------------------
                                                                                   AMOUNT DEDUCTED
                                                             -----------------------------------------------------------
                                      WHEN CHARGE IS                 GUARANTEED                       CURRENT
       CHARGE                           DEDUCTED                      CHARGE                           CHARGE
---------------------------        ----------------------   ----------------------------     ---------------------------

PREMIUM CHARGES:                    Upon payment of each     -   First 10 Policy             -   First 10 Policy
     Premium Expense Charge             premium                  years (as % of premium          years (as % of premium
                                                                 payment) - 6.0% of              payment) - 6.0% of
                                                                 Policy with a                   Policy with a specified
                                                                 specified amount of             amount of less than
                                                                 less than $250,000              $250,000
                                                             -   4.0% on Policy              -   4.0% on Policy with
                                                                 with a specified                a specified amount of
                                                                 amount of $250,000 -            $250,000 - $499,999
                                                                 $499,999
                                                             -   Policy year 11+ -           -   Policy year 11+ -
                                                                 2.5% on Policy with             2.5% on Policy with
                                                                 specified amount up to          specified amount up to
                                                                 $499,999                        $499,999
                                                             -   Never a charge on           -   Never a charge on
                                                                 Policy with a                   Policy with a specified
                                                                 specified amount of             amount of $500,000 or
                                                                 $500,000 or more                more

    Premium Collection                                           $3.00 per premium               $3.00 per premium on direct
    Charge                                                       on direct pay                   pay notice
                                                                 notice

                                                  TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------------
                                                                                   AMOUNT DEDUCTED
                                                             -------------------------------------------------------------
                                      WHEN CHARGE IS                 GUARANTEED                         CURRENT
       CHARGE                           DEDUCTED                      CHARGE                             CHARGE
---------------------------        ----------------------   ----------------------------     -----------------------------

CASH WITHDRAWAL CHARGE(1)           Upon withdrawal             2.0% of the amount           2.0% of the amount withdrawn,
                                                             withdrawn, not to exceed              not to exceed $25
                                                                      $25

SURRENDER CHARGE(2)              Upon full surrender of
                                 the Policy during the
                                  first 15 Policy years
     -   Minimum Charge          or during the first 15       $7.68 per $1,000 of           $7.68 per $1,000 of specified
                                  years following each      specified amount (issue           amount (issue ages 4 - 12,
                                 increase in specified       ages 4 - 12, juvenile)                 juvenile)
                                       amount

     -   Maximum Charge(3)                                   $57.00 per $1,000 of             $57.00 per $1,000 of
                                                            specified amount (issue        specified amount (issue ages
                                                              ages 57 - 85, male,            57 - 85, male, standard
                                                             standard tobacco use)                tobacco use)

     -   Charge for a male                                    $12.52 per $1,000 of            $12.52 per $1,000 of
         insured, issue age                                    specified amount                 specified amount
         30, in the ultimate
         select non-tobacco
         use class, in Policy
         year 1

TRANSFER CHARGE                      Upon transfer          First 12 transfers in a         First 12 transfers in a
                                                           Policy year are free, $25     Policy year are free, $25 for
                                                          for each subsequent transfer     each subsequent transfer

CHANGE IN NET PREMIUM               Upon change of                   $25                            None
ALLOCATION CHARGE                     allocation
                                   instructions for
                                   premium payments

---------
(1) When we incur the expense of expedited delivery of your partial withdrawal or complete surrender payment, we will assess the following charges:
$20 for overnight delivery ($30 for Saturday delivery); and $25 for wire service.

(2) This minimum charge is based on an insured's issue age, gender and underwriting class. Each increase in specified amount will have its own 15 year surrender charge period starting on the date of the increase and surrender charges that are based upon the insured's issue age, gender and rate class at the time of the increase. The surrender charge for each segment of specified amount is calculated as the surrender charge per thousand dollars MULTIPLIED BY the surrender charge factor. For insureds issue ages 0 - 39, the surrender charge factor is 1.00 during years 1 - 5 and decreases by 0.10 per year until the end of year 15 when it is zero. The surrender charges shown in the table may not be typical of the charges you will pay. More detailed information about the surrender charges applicable to you is available from your agent.

(3) Maximum charge does not reflect any additional rating. This maximum charge is based on an insured's issue age, gender and underwriting class.

                                                  TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                     AMOUNT DEDUCTED
                                                             ----------------------------------------------------------------
                                      WHEN CHARGE IS                  GUARANTEED                         CURRENT
       CHARGE                            DEDUCTED                       CHARGE                            CHARGE
---------------------------    --------------------------    -----------------------------   --------------------------------
DECREASE CHARGE                During the first 15 Policy    Equal to the surrender charge    Equal to the surrender charge
                                     years or during              (as of the date of         (as of the date of the decrease)
                                 the 15 years following       the decrease) applicable to    applicable to that portion of
                                    any increase in               that portion of the            the segment(s) of the
                                    specified amount          segment(s) of the specified      specified amount that is
                                                               amount that is decreased.              decreased.

         The table below describes the fees and expenses that you will pay periodically during the time that he or she owns the Policy, not including portfolio fees and expenses.


                            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
                                                                                   AMOUNT DEDUCTED
                                                             -------------------------------------------------------------
                                     WHEN CHARGE IS                  GUARANTEED                         CURRENT
       CHARGE                           DEDUCTED                      CHARGE                             CHARGE
---------------------------      ----------------------     ----------------------------     -----------------------------

MONTHLY POLICY CHARGE            Monthly on the Policy       $7.50 per month                 $5.00 per month
                                  date and on each
                                    Monthiversary

COST OF INSURANCE(4)             Monthly on the Policy
     -   Minimum Charge(5)         date and on each          $0.06 per $1,000 of net         $0.05 per $1,000 of net
                                  Monthiversary until        amount at risk(7) (female,      amount at risk (female, age
                                  the insured reaches        age 10, juvenile, band 4)       10, juvenile, band 4)
                                        age 100

     -   Maximum Charge(6)                                   $83.33 per $1,000 of net
                                                             amount at risk (male, age       $60.21 per $1,000 of net
                                                             99, standard tobacco use,       amount at risk (male, age 99,
                                                             band 1)                         standard tobacco use, band 1)

     -   Charge for a male                                   $0.12 per $1,000 of net         $0.12 per $1,000 of net
         insured, issue age                                  amount at risk per month        amount at risk per month
         30, in the ultimate
         select non-tobacco
         use class, band 1 in
         Policy year 1

---------
(4) Cost of insurance rates vary based on the insured's issue age on the Policy date, issue age at the time of any increase in specified amount, length of time from the Policy date or from the date of any increase in specified amount, specified amount band, gender, and underwriting class and the specified amount in force. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Policy's schedule page will indicate the guaranteed cost of insurance charge applicable to your Policy. You can obtain more information about your cost of insurance charges by contacting your agent.

(5) This minimum charge is based on an insured's issue age, gender, underwriting class and specified amount.


(6) Maximum charge does not reflect any additional rating. This maximum charge is based on the insured's issue age, gender, underwriting class and specified amount.

                            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
                                                                                   AMOUNT DEDUCTED
                                                           ---------------------------------------------------------------
                                      WHEN CHARGE IS               GUARANTEED                           CURRENT
       CHARGE                            DEDUCTED                    CHARGE                             CHARGE
---------------------------      ------------------------  --------------------------       ------------------------------
MORTALITY AND EXPENSE                      Daily             Annual rate of 0.90% for          Annual rate of 0.90% for
RISK CHARGE                                                  Policy years  1 - 15 and         Policy years 1- 15 and 0.30%
                                                              0.60% for Policy years         for Policy years 16+ of daily
                                                             16+ of daily net assets         net assets of each subaccount
                                                              of each subaccount in            in which you are invested
                                                              which you are invested

OPTIONAL RIDER CHARGES:(8)

Accidental Death                   Monthly on the Policy     Charge assessed per $1,000       Charge assessed per $1,000 of
Benefit Rider                        date and on each           of rider face amount               rider face amount
                                       Monthiversary                 each month:                      each month:

     -   Minimum Charge(9)                                   $0.10 per $1,000 (attained        $0.10 per $1,000 (attained
                                                           ages 15 - 45, male and female)    ages 15 - 45, male and female)

     -   Maximum Charge(10)                                  $0.18 per $1,000 (attained        $0.18 per $1,000 (attained
                                                           ages 66 - 69, male and female)    ages 66 - 69, male and female)

     -   Charge for a male                                        $0.10 per $1,000                  $0.10 per $1,000
         insured, issue age
         30, in Policy year 1

---------
(7) The net amount at risk equals the death benefit on a Monthiversary, divided by 1.0024663, minus the cash value on such Monthiversary.

(8) Cost of insurance rates for the riders may vary based on the insured's issue age, gender, or underwriting class, the Policy year, the rider's specified amount, and/or the net amount at risk. Charges based on actual age may increase as the insured ages. The rider charges shown in the table may not be representative of the charges you will pay. The rider will indicate the maximum guaranteed rider charges applicable to your Policy. You can obtain more information about these rider charges by contacting your agent.

(9)      This minimum charge is based on the insured's attained age and gender.

(10)     This maximum charge is based on the insured's attained age and gender.

                            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
                                                                                   AMOUNT DEDUCTED
                                                             -------------------------------------------------------------
                                      WHEN CHARGE IS                 GUARANTEED                         CURRENT
       CHARGE                           DEDUCTED                      CHARGE                             CHARGE
---------------------------        ----------------------   ----------------------------    ------------------------------

Disability Waiver Rider(11)       Monthly on the Policy     Charge assessed per $1,000       Charge assessed per $1,000 of
                                   date and on each          of base Policy specified        base Policy specified amount
                                     Monthiversary               amount each month:                  each month:

       - Minimum Charge(8)                                   $0.03 per $1,000 (issue          $0.03 per $1,000 (issue ages
                                                               ages 15 - 25, male)                    15 - 25, male)

       - Maximum Charge(9)                                  $0.39 per $1,000 (issue age        $0.39 per $1,000 (issue age
                                                                    55, female)                        55, female)

       - Charge for a male                                      $0.04 per $1,000                     $0.04 per $1,000
         insured, issue age
         30, in Policy year 1

Disability Waiver and            Monthly on the Policy    Charge assessed per $1,000         Charge assessed per $1,000 of
Income Rider                       date and on each        of base Policy specified           base Policy specified amount
                                    Monthiversary              amount each month:                    each month:

       - Minimum Charge(8)                                $0.20 per $1,000 (issue             $0.20 per $1,000 (issue ages
                                                              ages 15 - 27, male)                     15 - 27, male)

       - Maximum Charge(9)                               $0.86 per $1,000 (issue age           $0.86 per $1,000 (issue age
                                                              55, female)                            55, female)

       - Charge for a male                                    $0.23 per $1,000                        $0.23 per $1,000
         insured, issue age
         30, in Policy year 1

Children's Insurance            Monthly on Policy date     Charge assessed per $1,000          Charge assessed per $1,000 of
Rider                                and on each            of rider face amount each            rider face amount each month:
                                     Monthiversary                   month:

                                                           $0.60 per $1,000 (attained            $0.60 per $1,000 (attained
                                                         ages 0 - 25, male and female)          ages 0 - 25, male and female)

---------
(11) Disability Waiver charges shown are for base Policy only (no riders and benefits). The addition of other riders and benefits would increase these charges.

                            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
                                                                                   AMOUNT DEDUCTED
                                                             -------------------------------------------------------------
                                      WHEN CHARGE IS                 GUARANTEED                         CURRENT
       CHARGE                           DEDUCTED                      CHARGE                             CHARGE
---------------------------        ----------------------   ----------------------------    ------------------------------

Primary Insured Rider              Monthly on Policy date   Charge assessed per $1,000       Charge assessed per $1,000 of
                                        and on each         of rider face amount each        rider face amount each month:
                                       Monthiversary                   month:

       - Minimum Charge(4)                                  $0.05 per $1,000 (female, age      $0.06 per $1,000 (female,
                                                                   10, juvenile)                   age 10, juvenile)

       - Maximum Charge(3)                                  $24.85 per $1,000 (male,            $20.06 per $1,000 (male,
                                                            attained age 94, standard           attained age 94, standard
                                                                 tobacco user)                       tobacco user)

       - Charge for a male                                      $0.12 per $1,000                     $0.10 per $1,000
         insured, issue age
         30, in the ultimate
         select non-tobacco
         use class, in Policy
         year 1


Other Insured Rider                 Monthly on Policy date   Charge assessed per $1,000            Charge assessed per $1,000 of
                                         and on each          of rider face amount each             rider face amount each month:
                                         Monthiversary                 month:

       - Minimum  Charge(4)                                  $0.06 per $1,000 (female, age         $0.06 per $1,000 (female, age
                                                                    10, juvenile)                            10, juvenile)

       - Maximum Charge(5)                                     $83.33 per $1,000 (male,              $70.83 per $1,000 (male,
                                                              attained age 99, standard             attained age 99, standard
                                                                   tobacco use class)                  tobacco use class)

       - Charge for a male                                          $0.12 per $1,000                    $0.12 per $1,000
         insured, issue age
         30, in the ultimate
         select non-tobacco
         use class, in Policy
         year 1

                            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
                                                                                   AMOUNT DEDUCTED
                                                             -------------------------------------------------------------
                                      WHEN CHARGE IS                 GUARANTEED                         CURRENT
       CHARGE                           DEDUCTED                      CHARGE                             CHARGE
---------------------------        ----------------------   ----------------------------    ------------------------------

Primary Insured Plus               Monthly on Policy date    Charge assessed per $1,000     Charge assessed per $1,000 of
Rider                                   and on each          of rider face amount each       rider face amount each month:
                                       Monthiversary                 month:

       - Minimum Charge(4)                                  $0.08 per $1,000 (female,       $0.03 per $1,000 (band 2(12),
                                                             age 18, ultimate select            female, issue age 29,
                                                             non-tobacco use, band 2)        ultimate select non-tobacco
                                                                                                 use, Policy year 1)

       - Maximum Charge(5)                                   $18.46 per $1,000 (male,       $14.91 per $1,000 (band 1(13)
                                                            attained age 89, standard        male, standard tobacco use,
                                                               tobacco use, band 1)         issue age 74, Policy year 16)
                                                                                                     (band 1(13))

       - Charge for a male                                       $0.12 per $1,000                  $0.06 per $1,000
         insurer, issue age
         30, in the ultimate
         select non-tobacco
         use class, in Policy
         year 1

Living Benefit Rider                      No charge                    None                               None

Adjustable Term                     Monthly on the Policy   Charged assessed per $1,000      Charge assessed per $1,000 of
Insurance Rider                      date and on each        of rider face amount per         rider face amount per month
                                       Monthiversary                  month

       - Minimum Charge(4)                                  $0.08 per $1,000 (female,        $0.02 per $1,000 (female, age
                                                             age 18, ultimate select              30, ultimate select
                                                                 non-tobacco use)                  non-tobacco use)

       - Maximum Charge(5)                                  $83.33 per $1,000 (male,            $19.35 per $1,000 (male,
                                                            attained age 99, standard         attained age 99, standard
                                                                non-tobacco use)                    non-tobacco use)

       - Charge for a male                                      $0.12 per $1,000                  $0.02 per $1,000
         insured, issue age
         30, in the ultimate
         select rate class

---------
(12)     Band 2 applies to rider face amounts of $1,000,000 and above.

(13)     Band 1 applies to rider face amounts of $25,000 - $999,999.

                            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------------
                                                                                   AMOUNT DEDUCTED
                                                             -------------------------------------------------------------
                                      WHEN CHARGE IS                 GUARANTEED                         CURRENT
       CHARGE                           DEDUCTED                      CHARGE                             CHARGE
---------------------------        ----------------------   ----------------------------    ------------------------------

Death Benefit Extension          Monthly on the Policy         Charge shown is a             Charge shown is a percentage
Rider                               date and on each        percentage of additional        of additional base plan cost
                                  Monthiversary until      base plan cost of insurance             of insurance
                                insured's attained age
                                        100

       - Minimum Charge(4)                                    $0.05 (male/female,           $0.05 (male/female, juvenile,
                                                                juvenile, age 0)                     age 0)

       - Maximum Charge(5)                                  $0.01 (female/male, issue       $0.80 (female/male, issue age
                                                                    age 80)                              80)

       - Charge for a male                                           $0.01                            $0.01
         insured, issue age
         30, in the ultimate
         select non-tobacco
         use class, in Policy
         year 1)

RANGE OF EXPENSES FOR THE PORTFOLIOS(1)

         The next table shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.


                                                                                                        Minimum       Maximum

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES  (total of all expenses that are deducted from
portfolio assets, including management fees, 12b-1 fees, and other expenses)                                %             %

NET ANNUAL PORTFOLIO OPERATING EXPENSES (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and 2 other expenses, after
contractual waiver of fees and expenses)(2)                                                                 %             %

WESTERN RESERVE, THE SEPARATE ACCOUNT, THE FIXED ACCOUNT AND THE PORTFOLIOS

WESTERN RESERVE

         Western Reserve Life Assurance Co. of Ohio located at 570 Carillon Parkway, St. Petersburg, Florida 33716 is the insurance company issuing the Policy. We are obligated to pay all benefits under the Policy.


---------
(1) The portfolio expenses used to prepare this table were provided to Western Reserve by the funds. Western Reserve has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.

(2) The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements that require a portfolio's investment adviser to reimburse or waive portfolio expenses until April 30, 2004.

THE SEPARATE ACCOUNT

         The separate account is a separate account of Western Reserve, established under Ohio law. We own the assets in the separate account and we may use assets in the separate account to support other variable life insurance policies we issue. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

         The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

         Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies and other variable life insurance policies we issue. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

         CHANGES TO THE SEPARATE ACCOUNT. As permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, including, among others, the right to:

         - Remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;

         - Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a subaccount at our discretion;

         - Close subaccounts to allocations of new premiums by existing or new Policyowners at any time in our discretion;

         - Transfer assets supporting the Policies from one subaccount to another or from the separate account to another separate account;

         - Combine the separate account with other separate accounts, and/or create new separate accounts;

         - Deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by law; and

         - Modify the provisions of the Policy to reflect changes to the subaccounts and the separate account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretation of the laws.

         The portfolios, which sell their shares to the subaccounts, may discontinue offering their shares to the subaccounts. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes. We reserve the right to make other structural and operational changes affecting the separate account.

THE FIXED ACCOUNT

         The fixed account is part of Western Reserve's general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Western Reserve has sole discretion over the investment of the fixed account's assets. Western Reserve bears the full investment risk for all amounts contributed to the fixed account. Western Reserve guarantees that the amounts allocated to the fixed account will be credited interest daily at an annual net effective interest rate of at least 3.0%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

         Money you place in the fixed account will earn interest compounded daily at a current interest rate in effect at the time of your allocation. Unless otherwise required by state law, we may restrict your allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $100,000. We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a higher current interest rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the "guarantee period") unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 3.0% during any guarantee period at our sole discretion. You bear the risk that interest we credit will not exceed 3.0%.

         We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts, or monthly deduction charges on a last in, first out basis ("LIFO") for the purpose of crediting interest.

         New Jersey residents: The fixed account is NOT available to you. You may not direct or transfer premium payments or cash value to the fixed account. The fixed account is used solely for Policy loans.

         THE FIXED ACCOUNT HAS NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT.

THE PORTFOLIOS

         The separate account invests in shares of the portfolios of a fund. Each portfolio is an investment division of a fund, which is an open-end management investment company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

         Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios.

         Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio has no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

         Each portfolio's investment objective(s) and policies are summarized below. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING A DESCRIPTION OF RISKS, IN THE FUND PROSPECTUSES. YOU MAY OBTAIN A FREE COPY OF THE FUND PROSPECTUSES BY CONTACTING US AT 1-800-851-9777 OR VISITING OUR WEBSITE AT WWW.WESTERNRESERVE.COM. YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY.


                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     --------------------------

MUNDER NET50                                                  MUNDER CAPITAL MANAGEMENT
                                                              Seeks long-term capital appreciation.

VAN KAMPEN EMERGING GROWTH                                    VAN KAMPEN ASSET MANAGEMENT INC.
                                                              Seeks capital appreciation by investing
                                                              primarily in common stocks of small and
                                                              medium-sized companies.

T. ROWE PRICE SMALL CAP                                       T. ROWE PRICE ASSOCIATES, INC.
                                                              Seeks long-term growth of capital by
                                                              investing primarily in common stocks of
                                                              small growth companies.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     --------------------------
PBHG MID CAP GROWTH                                           PILGRIM BAXTER & ASSOCIATES, LTD.
                                                              Seeks capital appreciation.

ALGER AGGRESSIVE GROWTH                                       FRED ALGER MANAGEMENT, INC.
                                                              Seeks long-term capital appreciation.

THIRD AVENUE VALUE                                            EQSF ADVISERS, INC.
                                                              Seeks long-term capital appreciation.

AMERICAN CENTURY INTERNATIONAL                                AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
                                                              Seeks capital growth.

JANUS GLOBAL                                                  JANUS CAPITAL MANAGEMENT LLC
                                                              Seeks long-term growth of capital in a
                                                              manner consistent with the preservation of capital.

GREAT COMPANIES--GLOBAL(2)                                    GREAT COMPANIES, L.L.C.
                                                              Seeks long-term growth of capital in a
                                                              manner consistent with preservation of capital.

GREAT COMPANIES--TECHNOLOGY(SM)                               GREAT COMPANIES, L.L.C.
                                                              Seeks long-term growth of capital.

JANUS GROWTH                                                  JANUS CAPITAL MANAGEMENT LLC
                                                              Seeks growth of capital.

MARSICO GROWTH*                                               BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                              Seeks long-term growth of capital.

GE U.S. EQUITY                                                GE ASSET MANAGEMENT INCORPORATED
                                                              Seeks long-term growth of capital.

GREAT COMPANIES--AMERICA(SM)                                  GREAT COMPANIES, L.L.C.
                                                              Seeks long-term growth of capital.

SALOMON ALL CAP                                               SALOMON BROTHERS ASSET MANAGEMENT INC
                                                              Seeks capital appreciation.

DREYFUS MID CAP                                               THE DREYFUS CORPORATION
                                                              Seeks total investment returns
                                                              (including capital appreciation and
                                                              income), which consistently
                                                              outperform the S&P 400 Mid Cap
                                                              Index.

PBHG/NWQ VALUE SELECT                                         NWQ INVESTMENT MANAGEMENT COMPANY, INC.
                                                              and Pilgrim Baxter & Associates, Ltd.
                                                              Seeks to achieve maximum, consistent total
                                                              return with minimum risk to principal.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     --------------------------

T. ROWE PRICE EQUITY INCOME                                   T. ROWE PRICE ASSOCIATES, INC.
                                                              Seeks to provide substantial dividend income,
                                                              as well as long-term growth of capital by primarily
                                                              investing in the dividend-paying common stocks
                                                              of established companies.

TRANSAMERICA VALUE BALANCED                                   TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks preservation of capital and competitive
                                                              investment returns.

LKCM STRATEGIC TOTAL RETURN                                   LUTHER KING CAPITAL MANAGEMENT CORPORATION
                                                              Seeks to provide current income, long-term growth
                                                              of income and capital appreciation.

CLARION REAL ESTATE SECURITIES                                CLARION CRA SECURITIES, LP
                                                              Seeks long-term total return from investments
                                                              primarily in equity securities of real estate companies.
                                                              Total return will consist of realized and unrealized
                                                              capital gains and losses plus income.

FEDERATED GROWTH & INCOME                                     FEDERATED INVESTMENT COUNSELING
                                                              Seeks total return by investing in securities that
                                                              have defensive characteristics.

JANUS BALANCED                                                JANUS CAPITAL MANAGEMENT LLC
                                                              Seeks long-term capital growth, consistent with
                                                              preservation of capital and balanced by
                                                              current income.

AEGON BOND                                                    BANC ONE INVESTMENT ADVISORS CORP.
                                                              Seeks the highest possible current income
                                                              within the confines of the primary goal of
                                                              insuring the protection of capital.

TRANSAMERICA MONEY MARKET                                     TRANSAMERICA  INVESTMENT MANAGEMENT, LLC
                                                              Seeks to provide maximum current income consistent
                                                              with preservation of principal and maintenance of
                                                              liquidity.

ASSET ALLOCATION - CONSERVATIVE PORTFOLIO**                   AEGON/TRANSAMERICA FUND ADVISERS, INC.
                                                              Seeks current income and preservation of capital.

ASSET ALLOCATION - MODERATE PORTFOLIO**                       AEGON/TRANSAMERICA FUND ADVISERS, INC.
                                                              Seeks capital appreciation.

ASSET ALLOCATION - MODERATE GROWTH                            AEGON/TRANSAMERICA FUND ADVISERS, INC.
PORTFOLIO**                                                   Seeks capital appreciation.

ASSET ALLOCATION - GROWTH PORTFOLIO**                         AEGON/TRANSAMERICA FUND ADVISERS, INC.
                                                              Seeks capital appreciation and current income.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     --------------------------

TRANSAMERICA CONVERTIBLE SECURITIES                           TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks maximum total return through a
                                                              combination of current income and capital
                                                              appreciation.

PIMCO TOTAL RETURN                                            PACIFIC INVESTMENT MANAGEMENT COMPANY, LLC
                                                              Seeks maximum total return consistent with
                                                              preservation of capital and prudent
                                                              investment management.

TRANSAMERICA EQUITY                                           TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks to maximize long-term growth.

TRANSAMERICA GROWTH OPPORTUNITIES                             TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks to maximize long-term growth.

TRANSAMERICA U.S. GOVERNMENT                                  TRANSAMERICA INVESTMENT MANAGEMENT, LLC
SECURITIES                                                    Seeks to provide as high a level of total return as
                                                              is consistent with prudent investment strategies
                                                              by investing under normal conditions at least 80% of
                                                              its assets in U.S. government debt obligations and
                                                              mortgage-backed securities issued or guaranteed by the
                                                              U.S. government, its agencies or government-sponsored entities.

J.P. MORGAN ENHANCED INDEX                                    J.P. MORGAN INVESTMENT MANAGEMENT INC.
                                                              Seeks to earn a total return modestly in excess of the
                                                              total return performance of the S&P 500 Index
                                                              (including the reinvestment of dividends) while
                                                              maintaining a volatility of return similar to the
                                                              S&P 500 Index.

CAPITAL GUARDIAN VALUE                                        CAPITAL GUARDIAN TRUST COMPANY
                                                              Seeks to provide long-term growth of capital and
                                                              income through investments in a portfolio comprised
                                                              primarily of equity securities of U.S. issuers and
                                                              securities whose principal markets are in the U.S.
                                                              (including American Depositary Receipts) and
                                                              other U.S. registered foreign securities.

CAPITAL GUARDIAN U.S. EQUITY                                  CAPITAL GUARDIAN TRUST COMPANY
                                                              Seeks to provide long-term growth of capital.

VIP EQUITY-INCOME PORTFOLIO                                   FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                              Seeks reasonable income by investing primarily in
                                                              income-producing equity securities.

VIP CONTRAFUND(R) PORTFOLIO                                   FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                              Seeks long-term capital appreciation by investing
                                                              primarily in a broad variety of common stocks,
                                                              using both growth-oriented and contrarian
                                                              disciplines.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     --------------------------

VIP GROWTH OPPORTUNITIES PORTFOLIO                            FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                              Seeks capital growth by investing in a
                                                              wide range of common domestic and foreign
                                                              stocks, and securities convertible into
                                                              common stocks.


---------
* Prior to November 1, 2002, this portfolio was sub-advised by Goldman Sachs Asset Management.

** Each asset allocation portfolio invests in a combination of underlying Series Fund portfolios.


         AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, a wholly-owned subsidiary of Western Reserve, serves as investment adviser to the Series Fund and manages the Series Fund in accordance with policies and guidelines established by the Series Fund's Board of Directors. For certain portfolios, AEGON/Transamerica Advisers has engaged investment sub-advisers to provide portfolio management services. AEGON/Transamerica Advisers and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Series Fund prospectuses for more information regarding AEGON/Transamerica Advisers and the investment sub-advisers.

         Fidelity Management & Research Company ("FMR"), located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the VIP Funds and manages the VIP Funds in accordance with policies and guidelines established by the VIP Funds' Board of Trustees. For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management service with regard to foreign investments. FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the VIP Funds prospectuses for more information regarding FMR and the investment sub-advisers.

         Morningstar Associates, LLC ("Morningstar"), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a "consultant" to AEGON/Transamerica Advisers for investment model creation and maintenance to the Asset Allocation - Conservative Portfolio, Asset Allocation - Moderate Portfolio, Asset Allocation - Moderate Growth Portfolio and Asset Allocation - Growth Portfolio of the Series Fund. Morningstar will be paid an annual fee for its services. See the Series Fund prospectuses for more information regarding Morningstar.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

         We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the separate account securities from other portfolios. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

YOUR RIGHT TO VOTE PORTFOLIO SHARES

         Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, so long as such action is required by law.

         Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).

         If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

CHARGES AND DEDUCTIONS

         This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; (3) the risks we assume; and (4) our profit expectations.

SERVICES AND BENEFITS WE            -        the death benefit, cash and loan
PROVIDE UNDER THE POLICY:                    benefits;

                                    -        investment options, including
                                             premium allocations;

                                    -        administration of elective
                                             options; and

                                    -        the distribution of reports to
                                             owners.

COSTS AND EXPENSES WE INCUR:        -        costs associated with processing
                                             and underwriting applications;

                                    -        expenses of issuing and
                                             administering the Policy
                                             (including any Policy riders);

                                    -        overhead and other expenses for
                                             providing services and benefits
                                             and sales and marketing expenses,
                                             including compensation paid in
                                             connection with the sale of the
                                             Policies; and

                                    -        other costs of doing business,
                                             such as collecting premiums,
                                             maintaining records, processing
                                             claims, effecting transactions,
                                             and paying federal, state and
                                             local premium and other taxes and
                                             fees.

RISKS WE ASSUME:                    -        that the charges we may deduct may
                                             be insufficient to meet our actual
                                             claims because insureds die sooner
                                             than we estimate; and

                                    -        that the costs of providing the
                                             services and benefits under the
                                             Policies may exceed the charges we
                                             are allowed to deduct.

         Some or all the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

PREMIUM CHARGES

         Before we allocate the net premium payments you make, we will deduct the following charges.

PREMIUM EXPENSE CHARGE              -        This charge equals:

                                             ->       6.0% of premiums during
                                                      the first ten Policy
                                                      years on Policies with
                                                      a specified amount in
                                                      force of less than
                                                      $250,000 and 4.0% on
                                                      Policies with a
                                                      specified amount in force
                                                      of $250,000 - $499,999;
                                                      and

                                             ->       2.5% of premiums
                                                      thereafter on Policies
                                                      with a specified amount
                                                      less than $500,000.

                                    -        There is no premium expense charge
                                             for Policies with a specified
                                             amount of $500,000 or higher.

                                    -        Certain events (such as increases
                                             or decreases in the specified
                                             amount, a change in death benefit
                                             option, or a cash withdrawal
                                             if you choose the Option A death
                                             benefit) may affect the specified
                                             amount in force. Premium expense
                                             charges will be based on the
                                             specified amount in force for the
                                             Base Policy at the time we receive
                                             the premium.

PREMIUM COLLECTION CHARGE           -        For Policies on direct pay notice,
                                             this charge equals $3.00 per
                                             premium payment. We currently do
                                             not impose this charge but reserve
                                             the right to do so in the future.

                                    -        This charge only applies to
                                             Policies on direct pay notice.

                                    -        We will not increase this charge.

MONTHLY DEDUCTION

         We take a monthly deduction from the cash value on the Policy date and on each Monthiversary. We deduct this charge on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary). Because portions of the monthly deduction (such as cost of insurance) can vary monthly, the monthly deduction will also vary.

THE MONTHLY DEDUCTION               -        the monthly Policy charge; PLUS
IS EQUAL TO:
                                    -        the monthly cost of insurance
                                             charge for the Policy; PLUS

                                    -        the monthly charge for any
                                             benefits provided by riders
                                             attached to the Policy; PLUS

                                    -        the decrease charge (if
                                             applicable) incurred as a result
                                             of a decrease in the specified
                                             amount.

                                    MONTHLY POLICY CHARGE:

                                    -        This charge currently equals $5.00
                                             each Policy month. After the first
                                             Policy year, we may increase this
                                             charge.

                                    -        We guarantee this charge will
                                             never be more than $7.50 per
                                             month.

                                    -        This charge is used to cover
                                             aggregate Policy expenses.

                                    COST OF INSURANCE CHARGE:

                                    -        We deduct this charge each month.
                                             It varies each month and is
                                             determined as follows:

                                             1.       divide the death benefit
                                                      on the Monthiversary by
                                                      1.0024663 (this factor
                                                      reduces the net amount at
                                                      risk, for purposes of
                                                      computing the cost of
                                                      insurance, by taking into
                                                      account assumed monthly
                                                      earnings at an annual
                                                      rate of 3.0%);

                                             2.       subtract the cash value
                                                      on the Monthiversary
                                                      after it has been
                                                      allocated among the
                                                      segments of specified
                                                      amount in force in the
                                                      following order: first,
                                                      initial specified amount,
                                                      then, each increase in
                                                      specified amount starting
                                                      with the oldest increase,
                                                      then the next oldest,
                                                      successively, until all
                                                      cash value has been
                                                      allocated;

                                             3.       multiply each segment
                                                      provided under 2. by the
                                                      appropriate monthly cost
                                                      of insurance rate for
                                                      that segment; and add the
                                                      results together.

                                    -        Your monthly current cost of
                                             insurance rate depends, in part,
                                             on your specified amount band. The
                                             specified amount bands available
                                             are:

                                             ->       Band 1: $50,000 -
                                                      $249,999

                                             ->       Band 2: $250,000 -
                                                      $499,999

                                             ->       Band 3: $500,000 -
                                                      $999,999

                                             ->       Band 4: $1,000,000 and
                                                      over

                                    -        Generally, the higher the
                                             specified amount band you choose,
                                             the lower the current cost of
                                             insurance rates.

                                    -        We determine your specified amount
                                             band by referring to the specified
                                             amount in force for the Base
                                             Policy (that is, the initial
                                             specified amount on the Policy
                                             date, plus any increases, and
                                             minus any decreases). Riders are
                                             not included in determining the
                                             Policy's specified amount band.

                                    OPTIONAL INSURANCE RIDERS:

                                    -        The monthly deduction will include
                                             charges for any optional insurance
                                             benefits you add to your Policy by
                                             rider.

         To determine the monthly cost of insurance rates we refer to a schedule of current cost of insurance rates using the insured's issue age on the Policy date, issue age at the time of any increase in specified amount, specified amount band, gender, rate class, and the length of time from the Policy date or from the date of any increase in specified amount. The factors that affect the amount at risk include investment performance, payment of premiums and charges to the Policy. The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. Monthly cost of insurance rates may be changed by us from time to time. The rates will never be greater than the Table of Guaranteed Maximum Life Insurance Rates stated in your Policy. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Tobacco and Non-Tobacco Mortality Tables ("1980 C.S.O. Tables") and the insured's attained age, gender, and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the 1980 C.S.O. Tables.

         If you increase the specified amount, different monthly cost of insurance rates may apply to that segment of specified amount, based on the insured's issue age and rate class at the time of the increase, gender, and the length of time since the increase. Increases in specified amount may move the Policy into a higher specified amount band.

         Decreases in specified amount may cause the Policy to drop into a lower band of specified amount and may result in an increase in cost of insurance rates and premium expense charge rates. Decreases in specified amount will be applied on a last-in, first-out basis to the specified amount in force, and will first reduce the specified amount provided by the most recent increase in specified amount in force, then reduce the next most recent increases, successively, and then reduce the initial specified amount.

         The underwriting class of the insured will affect the cost of insurance rates. We use a standard method of underwriting in determining underwriting classes, which are based on the health of the insured. We currently place insureds into preferred and standard classes. We also place insureds into sub-standard classes with extra ratings, which reflect higher mortality risks and will result in higher cost of insurance rates.

         We may issue certain Policies on a simplified or expedited basis. Cost of insurance rates charged for any Policies issued on a simplified or expedited basis would not cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar Policy that we offer using different underwriting criteria.

         The cost of insurance charge for any optional insurance rider and for any increase in rider specified amount is calculated in the same manner used to determine the Base Policy's cost of insurance charges. Generally, the current cost of insurance rates for the optional riders are lower than the current cost of insurance rates on the Base Policy's net amount at risk. The guaranteed cost of insurance rates under the riders are substantially the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

MORTALITY AND EXPENSE RISK CHARGE

         We deduct a daily charge from your Policy's cash value in each subaccount to compensate us for aggregate Policy expenses and mortality and expense costs we assume. This charge is equal to:

         -        your Policy's cash value in each subaccount multiplied by

         - the daily pro rata portion of the annual mortality and expense risk charge rate of 0.90%.

         The annual rate is equal to 0.90% of the average daily net assets of each subaccount. We guarantee to reduce this charge to 0.60% after the first 15 Policy years. We intend to reduce this charge to 0.30% in the 16th Policy year, but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.60% level after the 15th Policy year.

         The mortality risk is that the insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

         If this charge combined with other Policy charges, does not cover our total actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution and other costs.

SURRENDER CHARGE

         If you surrender your Policy completely during the first 15 years (or during the 15 year period following an increase in specified amount), we deduct a surrender charge from your cash value and pay the remaining cash value (less any outstanding loan amount) to you.

         The surrender charge is a charge for each $1,000 of specified amount of the initial specified amount of your Base Policy and of each increase in specified amount. The surrender charge that will apply on a full surrender of the Policy is the total of the surrender charge calculated for the initial specified amount and the surrender charges calculated for each increase in specified amount unless there has been a reduction in specified amount for which a decrease charge was applied.

         The initial specified amount has a 15 year surrender charge period starting on the Policy date and surrender charges that are based upon the insured's issue age, gender and rate class on the Policy date. Each increase in specified amount has its own 15 year surrender charge period and surrender charges that are based upon the insured's issue age, gender and rate class at the time of the increase.

         Decreases in specified amount will be applied to the specified amount in force on a last-in, first-out basis and will first reduce the surrender charge on the most recent increase in specified amount in force, then, if still applicable, reduce the surrender charge on the next most recent increases, successively, and then reduce the surrender charge on the initial specified amount.

EXAMPLE:

         January 1, 2001            Policy issued for $300,000
         January 1, 2004            Policy increased by $200,000
         January 1, 2005            Policy decreased by $100,000

         If the surrender charge on January 1, 2005 (before the decrease) is:

                  COVERAGE LAYER                      SURRENDER CHARGE
                  --------------                      ----------------

                     $300,000                               $4,656
                     $200,000                               $3,624

         The $200,000 layer is reduced to $100,000 on January 1, 2005 and a surrender charge of $1,812 is applied.

                           100
                           ---
                           200  x  $3,624  =  $1,812

         There is no surrender charge if you wait until the end of the 15th Policy anniversary to surrender your Policy and you have not increased your specified amount during the first 15 Policy years. The payment you receive is called the net surrender value. The formula we use reduces the surrender charge at older ages in compliance with state laws.

         THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD EVALUATE THIS CHARGE CAREFULLY BEFORE YOU CONSIDER A SURRENDER. Under some circumstances the level of surrender charges might result in no net surrender value available if you surrender your Policy in the early Policy years. This will depend on a number of factors, but is more likely if:

         - you pay premiums equal to or not much higher than the minimum monthly guarantee premium shown in your Policy; and/or

         -        investment performance is too low.

         In addition, surrender charges that apply for 15 years after any increase in specified amount will likely significantly reduce your net surrender value.

THE SURRENDER CHARGE                -        the surrender charge per thousand
FOR EACH SEGMENT OF                          (varies by issue age, gender
SPECIFIED AMOUNT IS                          and rate class on the Policy date
CALCULATED AS:                               or date of specified amount
                                             increase); multiplied by

                                    -        the SURRENDER CHARGE FACTOR.

         The SURRENDER CHARGE PER THOUSAND is calculated separately for initial specified amount and for each increase in specified amount, using the rates found in Appendix B.

         The SURRENDER CHARGE FACTOR is also calculated separately for the initial specified amount and for each increase in specified amount in force. The surrender charge factor varies by insured's issue age (on the Policy date or date of specified amount increase) and number of years since the Policy date or date of specified amount increase. For insureds issue ages 0-39, the surrender charge factor is equal to 1.00 during years 1-5. It decreases by 0.10 each year until the end of the 15th year when it is zero. If you are older than 39 on the Policy date or on the date of specified amount increase, the factor is less than 1.00 at the end of the first year and decreases to zero at the end of the 15th year. In no event are the surrender charge factors any greater than those shown on the table below. We always determine the surrender charge factor from the Policy date or date of specified amount increase to the surrender date, regardless of whether there were any prior lapses and reinstatements.

                            SURRENDER CHARGE FACTORS
                                ISSUE AGES 0-39


                  END OF YEAR*                                          FACTOR

                  At Issue                                               1.00
                  1-5                                                    1.00
                  6                                                       .90
                  7                                                       .80

                  8                                                       .70
                  9                                                       .60
                  10                                                      .50
                  11                                                      .40
                  12                                                      .30
                  13                                                      .20
                  14                                                      .10
                  15                                                        0
                  16+                                                       0

                 * The factor on any date other than a Policy anniversary or anniversary of an increase in specified amount will be determined proportionately using the factor at the end of the year prior to surrender and the factor at the end of the year of surrender.

- SURRENDER CHARGE EXAMPLE: Assume a male non-tobacco user purchases the Policy at issue age 30 with a specified amount of $100,000. The Policy is surrendered in Policy year 5. The surrender charge per thousand is $12.52. This is multiplied by the surrender charge factor of 1.00

The surrender charge =     the surrender charge per thousand ($12.52) x the
                           number of thousands of initial specified amount
                           (100) x the surrender charge factor (1.0)
                     =     $1,252.

         The surrender charge helps us recover distribution expenses that we incur in connection with the Policy, including agent sales commissions and printing and advertising costs, as well as aggregate Policy expenses.

DECREASE CHARGE

         If you decrease the specified amount during the first 15 Policy years (or during the 15 year period following an increase in specified amount), we will deduct a decrease charge from your cash value. Decreases in specified amount will be applied on a last-in, first-out basis to the current specified amount in force. The decrease charge will first be calculated based on the current surrender charge applicable to the most recent increase in specified amount still in force. If the amount of the decrease in specified amount is greater than the most recent increase in specified amount, then the charge will also be calculated based on the surrender charges applicable to the next most recent increases, successively, and then will also be calculated based on any remaining surrender charge on the initial specified amount, up to the amount of the requested decrease.

THE DECREASE CHARGE        -        the surrender charge as of the date of the
IS EQUAL TO:                        decrease applicable to that portion of the
                                    segment(s) of the specified amount that is decreased. See Surrender Charge above.

         We will not deduct the decrease charge from the cash value when a specified amount decrease results from:

         -        a change in the death benefit option; or

         -        a cash withdrawal (when you select death benefit Option A).

         If a decrease charge is deducted because of a decrease in specified amount, any future decrease charges incurred during the surrender charge period will be based on the reduced specified amount.

         We will determine the decrease charge using the above formula, regardless of whether your Policy has lapsed and been reinstated, or you have previously decreased your specified amount. We will not allow a decrease in specified amount if the decrease charge will cause the Policy to go into a grace period. A decrease in specified amount will generally decrease the insurance protection of the Policy.

TRANSFER CHARGE

         - We currently allow you to make 12 transfers each year free from charge.

         -        We charge $25 for each additional transfer.

         - For purposes of assessing the transfer charge, all transfers made in one day, regardless of the number of subaccounts affected by the transfer, is considered a single transfer.

         - We deduct the transfer charge from the amount being transferred.

         - Transfers due to loans, exercise of conversion rights, or from the fixed account do not count as transfers for the purpose of assessing this charge.

         - Transfers under dollar cost averaging and asset rebalancing are transfers for purposes of this charge.

         -        We will not increase this charge.

LOAN INTEREST CHARGE

         We currently charge you an annual interest rate on a Policy loan of 3.75% (4.0% maximum guaranteed) and is payable in arrears on each Policy anniversary. We will also credit the amount in the loan reserve with interest at an effective annual rate of 3.0%. After offsetting the 3.0% interest we credit, the next cost of loans currently is 0.75% annually (1.0% guaranteed). After the 10th Policy year, you may receive preferred loan rates on an amount equal to the cash value MINUS total premiums paid (less any cash withdrawals) and MINUS any outstanding loan amount including accrued loan interest. This preferred loan rate currently is 3.00% and is not guaranteed.

CHANGE IN NET PREMIUM ALLOCATION CHARGE

         We currently do not charge you if you change your net premium allocation. However, in the future we may decide to charge you $25 if you make more than one change per Policy year quarter. We will notify you if we decide to impose this charge.

CASH WITHDRAWAL CHARGE

         - After the first Policy year, you may take one cash withdrawal per Policy year.

         - When you make a cash withdrawal, we charge a processing fee of $25 or 2% of the amount you withdraw, whichever is less.

         - We deduct this amount from the withdrawal, and we pay you the balance.

         -        We will not increase this charge.

TAXES

         We currently do not make any deductions for taxes from the separate account. We may do so in the future if such taxes are imposed by federal or state agencies.

PORTFOLIO EXPENSES

         The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses currently range from __% to __%. See the fund prospectuses.

         Our affiliate, AFSG Securities Corporation ("AFSG"), the principal underwriter for the Policies, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Policies, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Policy and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

THE POLICY

OWNERSHIP RIGHTS

         The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The principal rights an owner may exercise are:

         -        to designate or change beneficiaries;

         -        to receive amounts payable before the death of the insured;

         - to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);

         -        to change the owner of this Policy; and

         -        to change the specified amount of this Policy.

No designation or change in designation of an owner will take effect unless we receive written request thereof. When received, the request will take effect as of the date we receive it, subject to payment or other action taken by us before it was received.

MODIFYING THE POLICY

         Any modifications or waiver of any rights or requirements under the Policy must be in writing and signed by our president or secretary. NO AGENT MAY BIND US BY MAKING ANY PROMISE NOT CONTAINED IN THIS POLICY.

Upon notice to you, we may modify the Policy:

         - to make the Policy or the separate account comply with any law or regulation issued by a governmental agency to which we are subject; or

         - to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life policies; or

         -        to reflect a change in the operation of the separate account;
                  or

         - to provide additional subaccounts and/or fixed account options.

PURCHASING A POLICY

         To purchase a Policy, you must submit a completed application and an initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG, the principal underwriter for the Policy, and us.

         You select the specified amount of insurance coverage for your Policy within the following limits. Our current minimum specified amount for a Policy is generally $50,000. We currently charge lower cost of insurance rates for Policies with specified amounts in higher bands of coverage. We offer the following specified amount bands of coverage:

         ->       band 1: $50,000 - $249,999

         ->       band 2: $250,000 - $499,999

         ->       band 3: $500,000 - $999,999

         ->       band 4: $1,000,000 and over

         We will generally only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy to you if the insured is over age 85. The insured must be insurable and acceptable to us under our underwriting rules on the later of:

         -        the date of your application; or

         - the date the insured completes all of the medical tests and examinations that we require.

TAX-FREE "SECTION 1035" EXCHANGES

         You can generally exchange one life insurance policy for another covering the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

WHEN INSURANCE COVERAGE TAKES EFFECT

         Insurance coverage under the Policy will take effect only if the insured(s) is alive and in the same condition of health as described in the application when the Policy is delivered to the owner, and if the initial premium required under the Policy as issued is paid.

         Conditional Insurance Coverage. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, the insured will have conditional insurance coverage under the terms of the conditional receipt. Because we do not accept initial premiums in advance for Policies with a specified amount in excess of $1,000,000, we do not offer conditional insurance coverage for Policies issued with a specified amount in excess of $1,000,000. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

THE AMOUNT OF                       -       the specified amount applied for; or
CONDITIONAL INSURANCE
COVERAGE IS THE                     -       $300,000
LESSER OF:                          reduced by all amounts payable under all
                                    life insurance applications that the insured has pending with us.

CONDITIONAL LIFE INSURANCE          -       the date of your application and
COVERAGE BEGINS                             the full initial premium is paid;
ON THE LATER OF:                            or

                                    -       the date the insured completes all
                                            of the medical tests and
                                            examinations that we require; or

                                    -       the date of issue, if any,
                                            requested in the application.

CONDITIONAL LIFE INSURANCE          -       the date we determine the insured
COVERAGE TERMINATES                         has satisfied our underwriting
AUTOMATICALLY ON THE                        requirements and the insurance
EARLIEST OF:                                applied for takes effect (the
                                            Policy date); or

                                    -       60 days from the date the
                                            application was completed; or

                                    -       the date we determine that any
                                            person proposed for insurance in
                                            the application is not insurable
                                            according to our rules, limits and
                                            standards for the plan, amount and
                                            rate class shown in the
                                            application; or

                                    -       the date we modify the plan,
                                            amount, riders and/or the premium
                                            rate class shown in the
                                            application, or any supplemental
                                            agreements; or

                                    -        the date we mail notice of the
                                             ending of coverage and we refund
                                             the first premium to the applicant
                                             at the address shown on the
                                             application.

SPECIAL LIMITATIONS                 -        the conditional receipt will be
OF THE CONDITIONAL                           void:
RECEIPT:
                                             ->       if not signed by an
                                                      authorized agent of
                                                      Western Reserve; or

                                             ->       in the event the
                                                      application contains any
                                                      fraud or material
                                                      misrepresentation; or

                                             ->       if, on the date of the
                                                      conditional receipt, the
                                                      proposed insured is under
                                                      15 days of age or over 85
                                                      years of age.

                                    -        the conditional receipt does not
                                             provide benefits for disability
                                             and accidental death benefits.

                                    -        the conditional receipt does not
                                             provide benefits if any proposed
                                             insured commits suicide. In this
                                             case, Western Reserve's liability
                                             will be limited to return of the
                                             first premium paid with the
                                             application.

         Full Insurance Coverage and Allocation of Initial Premium. Once we determine that the insured meets our underwriting requirements and you have paid the initial premium, full insurance coverage will begin and we will begin to take the monthly deductions from your net premium. This date is the Policy date. On the Policy date (or on the record date if your Policy is backdated), we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts you selected on your application, provided you live in a state that does not require a refund of full premium during the free-look period. If your state requires us to return the full premium in the event you exercise your free-look right, we will place your net premium in the reallocation account until the reallocation date. While held in the reallocation account, premium(s) will be credited with interest at the current fixed account rate.

         On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request at our office. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange ("NYSE") is open for trading.

BACKDATING A POLICY

         If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued. However, in no event will we backdate a Policy earlier than the earliest date allowed by state law or by our underwriting rules. Your request must be in writing and, if we approve the request, will amend your application.

         Cost of insurance charges are based in part on the age of the insured on the Policy date or on the date of any increase in specified amount. Generally, cost of insurance charges are lower at a younger age. We will deduct the monthly deduction, including cost of insurance charges, for the period that the Policy is backdated. THIS MEANS THAT WHILE THE MONTHLY DEDUCTION MAY BE LOWER THAN WHAT WOULD HAVE BEEN CHARGED HAD WE NOT BACKDATED THE POLICY, YOU WILL BE PAYING FOR INSURANCE DURING A PERIOD WHEN THE POLICY WAS NOT IN FORCE.

ASSOCIATES POLICIES

         We offer an Associates Policy to certain employees, field associates, directors and their immediate family (i.e., spouse, parent, child or grandparent). An Associate Policy may have reduced or waived premium expense charges, surrender charges, cost of insurance rates, asset based charges, limits on minimum premium and minimum specified amount, or monthly Policy charge. The Associate Policy is available to:

- our current and retired directors, officers, full-time employees and certain registered representatives, and those of certain of our affiliates; current and retired directors, officers, full-time employees and registered representatives of AFSG and certain broker-dealers with which they have a sales agreement;

- any trust, pension, profit-sharing or other employee benefit plan of the foregoing persons or entities;

- current and retired directors, officers, and full-time employees of the AEGON/Transamerica Series Fund, Inc., the IDEX Mutual Funds, and any investment adviser or sub-adviser thereto; and

-        any immediate family member of the above.

         We may modify or terminate this arrangement at any time. Associates Policies may not be available in all states.

POLICY FEATURES

PREMIUMS

ALLOCATING PREMIUMS

         You must instruct us on how to allocate your net premium among the subaccounts and the fixed account. The fixed account may not be available in all states to direct or transfer money into. You must follow these guidelines:

         -        allocation percentages must be in whole numbers;

         - if you select dollar cost averaging, you must have at least $5,000 in each subaccount from which we will make transfers and you must transfer at least a total of $100 monthly;

         - if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $5,000; and

         - unless otherwise required by state law, we may restrict your allocations to the fixed account if the fixed account value following the allocation would exceed $100,000.

         Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us or calling us at 1-800-851-9777 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time. The change will be effective at the end of the valuation date on which we receive the change. Upon instructions from you, the registered representative/agent of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 1.0% of a net premium payment. We reserve the right to limit the number of premium allocation changes or to charge $25 for each change in excess of one per Policy year quarter.

         Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. We price each subaccount unit on each valuation date using the unit value determined at the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading. Your cash value will vary with the investment experience of the subaccounts in which you invest. YOU BEAR THE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.

         You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

         Reallocation Account. If your state requires us to return your initial premium in the event you exercise your free-look right, we will allocate the initial net premium on the Policy date (or the record date if your Policy is backdated) to the reallocation account as shown on your Policy schedule page. While held in the reallocation account, net premium(s) will be credited with interest at the current fixed account rate and reduced by any monthly deductions due. The net premiums will remain in the reallocation account until the reallocation date. The reallocation date is the Policy date (or the record date if your Policy is backdated), plus the number of days in your state's free-look period, plus five days. Please contact your agent for details concerning the free-look period for your state.

         On the first valuation date on or after the reallocation date, we will reallocate all cash value from the reallocation account to the fixed account and the subaccounts you selected on the application. If you requested dollar cost averaging, on the reallocation date we will reallocate the cash value either to the fixed account, the WRL Transamerica Money Market subaccount or the WRL AEGON Bond subaccount (depending on which account you selected on your application).

         For states that do not require a full refund of the initial premium, the reallocation date is the same as the Policy date. On the Policy date, we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts in accordance with the instructions you gave us on your application.

PREMIUM FLEXIBILITY

         You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay a premium at least equal to a minimum monthly guarantee premium set forth in your Policy. Thereafter (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount over $50. Under some circumstances, you may be required to pay extra premiums to prevent a lapse. Your minimum monthly guarantee premium may change if you request a change in your Policy. If this happens, we will notify you of the new minimum monthly guarantee premium.

PLANNED PERIODIC PAYMENTS

         You will determine a planned periodic payment schedule, which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.

         Even if you make your planned periodic payments on schedule, your Policy may still lapse. The duration of your Policy depends on the Policy's net surrender value. If the net surrender value is not high enough to pay the monthly deduction when due (and your no lapse period has expired) then your Policy will lapse (unless you make the payment we specify during the 61-day grace period).

MINIMUM MONTHLY GUARANTEE PREMIUM

         The full initial premium is the only premium you are required to pay under the Policy. However, you greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium.

         Until the no lapse date shown on your Policy schedule page, we guarantee that your Policy will not lapse, so long as on any Monthiversary you have paid total premiums (MINUS any cash withdrawals, MINUS any outstanding loan amount, MINUS any accrued loan interest, and MINUS any decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums times the number of months from the Policy date up to and including the current month. If you take a cash withdrawal, a loan, or if you increase or decrease your specified amount or if you add, increase or decrease a rider, you may need to pay additional premiums in order to keep the no lapse guarantee in place.

         The initial minimum monthly guarantee premium is shown on your Policy's schedule page, and depends on a number of factors, including the age, gender, and rate class of the insured, and the specified amount requested. We will adjust the minimum monthly guarantee premium if you change death benefit options, increase or decrease the specified amount, or if any of the riders are added, increased or decreased. We will notify you of the new minimum monthly guarantee premium.

         AFTER THE NO LAPSE PERIOD ENDS, PAYING THE CURRENT MINIMUM MONTHLY GUARANTEE PREMIUM EACH MONTH WILL NOT NECESSARILY KEEP YOUR POLICY IN FORCE. YOU MAY NEED TO PAY ADDITIONAL PREMIUMS TO KEEP THE POLICY IN FORCE.

NO LAPSE PERIOD

         Until the no lapse date shown on your Policy schedule page, your Policy will remain in force and no grace period will begin, even if your net surrender value is too low to pay the monthly deduction, so long as:

         - the total amount of the premiums you paid (MINUS any cash withdrawals, MINUS any outstanding loan amount, MINUS any accrued interest and MINUS any decrease charge) equals or exceeds:

                  -> the sum of the minimum monthly guarantee premium in effect for each month from the Policy date up to and including the current month.

PREMIUM LIMITATIONS

         Premium payments must be at least $50 ($1,000 if by wire). We may return premiums less than $50. We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitations, which qualify the Policy as life insurance according to federal tax laws. This maximum is set forth in your Policy. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment. We will not permit you to make additional premium payments until they are allowed by the maximum premium limitations. In addition, we reserve the right to refund a premium if the premium would increase the death benefit by more than the amount of the premium.

MAKING PREMIUM PAYMENTS

         We will consider any payments you make to be premium payments, unless you clearly mark them as loan repayments. We will deduct certain charges from your premium payments. We will accept premium payments by wire transfer.

         If you wish to make payments by wire transfer, you should instruct your bank to wire federal funds as follows:

                                            All First Bank of Baltimore
                                            ABA #052000113
                                            For credit to: Western Reserve Life
                                            Account #: 89539639
                                            Policyowner's Name:
                                            Policy Number:
                                            Attention: General Accounting

         Tax-Free Exchanges ("1035 Exchanges"). We will accept part or all of your initial premium from one or more contracts insuring the same insured that qualify for tax-free exchanges under Section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

         Subject to our underwriting requirements, we will permit you to make one additional cash payment within three business days of receipt at our office of the proceeds from the 1035 Exchange before we finalize your Policy's specified amount.

TRANSFERS

GENERAL

         You or your agent/registered representative of record may make transfers among the subaccounts or from the subaccounts to the fixed account. We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request at our office. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit. The following features apply to transfers under the Policy:

         [X] You may make one transfer from the fixed account in a Policy year (unless you choose dollar cost averaging from the fixed account).

         [X] Unless otherwise required by state law, we may restrict transfers to the fixed account, if the fixed account value following the transfer would exceed $100,000.

         [X] You may request transfers in writing (in a form we accept), by fax, by telephone to our office or electronically through our website.

         [X]      There is no minimum amount that must be transferred.

         [X] There is no minimum amount that must remain in a subaccount after a transfer.

         [X] We deduct a $25 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year.

         [X] We consider all transfers made in any one day to be a single transfer.

         [X] Transfers resulting from loans, conversion rights, reallocation of cash value immediately after the reallocation date, and transfers from the fixed account are not treated as transfers for the purpose of the transfer charge.

         [X] Transfers under dollar cost averaging and asset rebalancing are treated as transfers for purposes of the transfer charge.

         Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back out again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all portfolios have adopted special policies to discourage short-term trading. Specifically, each portfolio reserves the right to reject any transfer request that it regards as disruptive to efficient portfolio management. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by the owner.

         The Policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

         The portfolios do not permit market timing. Do not invest with us if you are a market timer. When we identify you as a market timer, we will immediately notify your agent who will then notify you that any additional requests for transfers will be subject to certain restrictions, including the loss of electronic and telephone transfer privileges.

         Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call us at 1-800-851-9777 Monday - Friday 8:30 a.m.
- 7:00 p.m. Eastern time, or fax your instructions to 727-299-1648.

         Please note the following regarding telephone or fax transfers:

         -> We will employ reasonable procedures to confirm that telephone instructions are genuine.

         -> If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

         -> If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

         -> Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.

         ->       We may also require written confirmation of your order.

         -> If you do not want the ability to make telephone transfers, you should notify us in writing at our office.

         -> Telephone or fax orders must be received at our office before 4:00 p.m. Eastern time to assure same-day pricing of the transaction.

         -> WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF TRANSFERS IF FAXED TO A NUMBER OTHER THAN 727-299-1648.

         -> We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days and send us proof of your fax transmittal. We may discontinue this option at any time.

         We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

         Online transactions may not always be possible. Telephone and computer systems, whether yours, your Internet service provider's, your agent's or Western Reserve's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request or inquiry in writing. You should protect your personal identification number
(PIN) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions online is you or one authorized by you.

         We will process any transfer order we receive at our office before the NYSE closes (usually 4:00 p.m. Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

FIXED ACCOUNT TRANSFERS

         You may make one transfer per Policy year from the fixed account unless you select dollar cost averaging from the fixed account. We reserve the right to require that you make the transfer request in writing. We must receive the transfer request no later than 30 days after a Policy anniversary. We will make the transfer at the end of the valuation date on which we receive the written request. The maximum amount you may transfer is limited to the greater of:

         -> 25% of the amount in the fixed account (currently we allow up to 50% of your value, but the 50% limit is not guaranteed); or

         -> the amount you transferred from the fixed account in the immediately prior Policy year.

         New Jersey resident: The fixed account is NOT available to you. You may not direct or transfer any money to the fixed account.

CONVERSION RIGHTS

         If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing to our office.

DOLLAR COST AVERAGING

         Dollar cost averaging is an investment strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This potentially allows you to reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against loss.

         Under dollar cost averaging, we automatically transfer a set dollar amount from the WRL Transamerica Money Market subaccount, the WRL AEGON Bond subaccount or the fixed account to a subaccount that you choose. We will make the transfers monthly as of the end of the valuation date after the first Monthiversary after the reallocation date. We will make the first transfer in the month after we receive your request at our office, provided that we receive the form by the 25th day of the month.

TO START DOLLAR                     ->       you must submit a completed form
COST AVERAGING:                              to us at our office requesting
                                             dollar cost averaging;

                                    ->       you must have at least $5,000 in
                                             each account from which we will
                                             make transfers;

                                    ->       your total transfers each month
                                             under dollar cost averaging must
                                             be at least $100; and

                                    ->       each month, you may not transfer
                                             more than one-tenth of the amount
                                             that was in your fixed account at
                                             the beginning of dollar cost
                                             averaging.

         You may request dollar cost averaging at any time. There is no charge for dollar cost averaging. However, each transfer under dollar cost averaging counts towards your 12 free transfers each year.

DOLLAR COST AVERAGING               ->       we receive your request to cancel
WILL TERMINATE IF:                           your participation;

                                    ->       the value in the accounts from
                                             which we make the transfers is
                                             depleted;

                                    ->       you elect to participate in the
                                             asset rebalancing program; OR

                                    ->       you elect to participate in any
                                             asset allocation services provided
                                             by a third party.

         We may modify, suspend, or discontinue dollar cost averaging at any time.

ASSET REBALANCING PROGRAM

         We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected. Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy's currently effective premium allocation schedule. Cash value in the fixed account and the dollar cost averaging program is not available for this program. This program does not guarantee gains. A subaccount may still have losses.

         You may elect asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy date. Once we receive the asset rebalancing request form at our office, we will effect the initial rebalancing of cash value on the next such anniversary, in accordance with the Policy's current premium allocation schedule. You may modify your allocations quarterly. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day that the NYSE is open.

TO START ASSET REBALANCING:         ->       you must submit a completed asset
                                             rebalancing request form to us at
                                             our office before the maturity
                                             date; and

                                    ->       you must have a minimum cash value
                                             of $5,000 or make a $5,000 initial
                                             premium payment.

         There is no charge for the asset rebalancing program. However, each reallocation we make under the program counts towards your 12 free transfers each year.

ASSET REBALANCING WILL CEASE IF:    ->       you elect to participate in the
                                             dollar cost averaging program;

                                    ->       we receive your request to
                                             discontinue participation at our
                                             office;

                                    ->       you make any transfer to or from
                                             any subaccount other than under a
                                             scheduled rebalancing; or

                                    ->       you elect to participate in any
                                             asset allocation services provided
                                             by a third party.

         You may start and stop participation in the asset rebalancing program at any time; but we restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.

THIRD PARTY ASSET ALLOCATION SERVICES

         We may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. These independent third parties may or may not be appointed Western Reserve agents for the sale of Policies. Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve therefore takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties. Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

POLICY VALUES

CASH VALUE

         - Varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans).

         - Serves as the starting point for calculating values under a Policy.

         - Equals the sum of all values in each subaccount and the fixed account.

         -        Is determined on the Policy date and on each valuation date.

         - Has no guaranteed minimum amount and may be more or less than premiums paid.

         - Includes any amounts held in the fixed account to secure any outstanding Policy loan.

NET SURRENDER VALUE

         The net surrender value is the amount we pay when you surrender your Policy. We determine the net surrender value at the end of the valuation period when we receive your written surrender request at our office.

NET SURRENDER VALUE                 -        the cash value as of such date;
ON ANY VALUATION                             MINUS
DATE EQUALS:
                                    -        any surrender charge as of such
                                             date; MINUS

                                    -        any outstanding Policy loan
                                             amount; MINUS

                                    -        any accrued Policy loan interest.

SUBACCOUNT VALUE

         Each subaccount's value is the cash value in that subaccount. At the end of any valuation period, the subaccount's value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

THE NUMBER OF UNITS                 -        the initial units purchased at
IN ANY SUBACCOUNT                            unit value on the Policy date, or
ON ANY VALUATION                             reallocation date, if different;
DATE EQUALS:                                  PLUS

                                    -        units purchased with additional
                                             net premium(s); PLUS

                                    -        units purchased via transfers from
                                             another subaccount or the fixed
                                             account; MINUS

                                    -        units redeemed to pay for monthly
                                             deductions; MINUS

                                    -        units redeemed to pay for cash
                                             withdrawals; MINUS

                                    -        units redeemed as part of a
                                             transfer to another subaccount or
                                             the fixed account; MINUS

                                    -        units redeemed to pay cash
                                             withdrawal charges, decrease
                                             charges and transfer charges.

         Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium allocation, transfer request or cash withdrawal request is received at our office.

SUBACCOUNT UNIT VALUE

         The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.

THE UNIT VALUE OF ANY               -        the total value of the portfolio
SUBACCOUNT AT THE END OF A                   shares held in the subaccount,
VALUATION PERIOD IS                          including the value of any
CALCULATED AS:                               dividends or capital gains
                                             distribution declared and
                                             reinvested by the portfolio during
                                             the valuation period. This value
                                             is determined by multiplying the
                                             number of portfolio shares owned
                                             by the subaccount by the
                                             portfolio's net asset value per
                                             share determined at the end of the
                                             valuation period; MINUS

                                    -        a charge equal to the daily net
                                             assets of the subaccount
                                             multiplied by the daily equivalent
                                             of the daily mortality and expense
                                             risk charge; MINUS

                                    -        the accrued amount of reserve for
                                             any taxes or other economic burden
                                             resulting from applying tax laws
                                             that we determine to be properly
                                             attributable to the subaccount;
                                             AND THE RESULT DIVIDED BY

                                    -        the number of outstanding units in
                                             the subaccount before the purchase
                                             or redemption of any units on that
                                             date.

         The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time) except on customary national holidays on which the NYSE is closed, which coincides with the end of each valuation period.

FIXED ACCOUNT VALUE

         On the Policy date, or the reallocation date, if different, the fixed account value is equal to the cash value allocated to the fixed account.

THE FIXED ACCOUNT VALUE             -        the sum of net premium(s)
AT THE END OF ANY                            allocated to the fixed account;
VALUATION PERIOD IS                          PLUS
EQUAL TO:
                                    -        any amounts transferred from a
                                             subaccount to the fixed account;
                                             PLUS

                                    -        total interest credited to the
                                             fixed account; MINUS

                                    -        amounts charged to pay for monthly
                                             deductions; MINUS

                                    -        amounts withdrawn or surrendered
                                             from the fixed account to pay for
                                             cash withdrawals; MINUS

                                    -        amounts transferred from the fixed
                                             account to a subaccount.

         New Jersey residents: The fixed account value at the end of any valuation period is equal to:

         - any amounts transferred from a subaccount to the fixed account to establish a loan reserve; PLUS

         -        total interest credited to the fixed account.

DEATH BENEFIT

DEATH BENEFIT PROCEEDS

         As long as the Policy is in force, we will pay the death benefit proceeds on an individual Policy once we receive satisfactory proof of the insured's death. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner's estate. We will pay the death benefit proceeds in a lump sum or under a payment option.

DEATH BENEFIT PROCEEDS EQUAL:       -        the death benefit (described
                                             below); MINUS

                                    -        any monthly deductions due during
                                             the grace period (if applicable);
                                             MINUS

                                    -        any outstanding loan amount and
                                             accrued loan interest; PLUS

                                    -        any additional insurance in force
                                             provided by rider.

         We may further adjust the amount of the death benefit proceeds if we contest the Policy or if you misstate the insured's age or gender.

DEATH BENEFIT

         The Policy provides a death benefit. The death benefit is determined at the end of the valuation period in which the insured dies. You must select one of the three death benefit options we offer in your application. No matter which death benefit option you choose, we guarantee that, so long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the insured's death.

DEATH BENEFIT OPTION A              -        the current specified amount; OR
EQUALS THE GREATER OF:
                                    -        a specified percentage called the
                                             "limitation percentage,"
                                             MULTIPLIED BY

                                    -        the cash value on the insured's
                                             date of death.

         Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.

         The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the insured at the beginning of each Policy year. The following table indicates the limitation percentages for different ages:


            ATTAINED AGE                                                      LIMITATION PERCENTAGE

            40 and under                                                              250%
              41 to 45                                        250% of cash value minus 7% for each age over age 40
              46 to 50                                        215% of cash value minus 6% for each age over age 45
              51 to 55                                        185% of cash value minus 7% for each age over age 50
              56 to 60                                        150% of cash value minus 4% for each age over age 55
              61 to 65                                        130% of cash value minus 2% for each age over age 60
              66 to 70                                        120% of cash value minus 1% for each age over age 65
              71 to 75                                        115% of cash value minus 2% for each age over age 70
              76 to 90                                                                105%
              91 to 95                                        105% of cash value minus 1% for each age over age 90
            96 and older                                                              100%

         If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

         Option A Illustration. Assume that the insured's attained age is under 40, there have been no withdrawals or decreases in specified amount, and that there are no outstanding loans. Under Option A, a Policy with a $100,000 specified amount will generally pay $100,000 in death benefits. However, because the death benefit must be equal to or be greater than 250% of cash value, any time the cash value of the Policy exceeds $40,000, the death benefit will exceed the $100,000 specified amount. Each additional dollar added to the cash value above $40,000 will increase the death benefit by $2.50.

         Similarly, so long as the cash value exceeds $40,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, the death benefit will equal the specified amount of the Policy reduced by the dollar value of any cash withdrawals.

DEATH BENEFIT OPTION B              -        the current specified amount; PLUS
EQUALS THE GREATER OF:
                                             ->       the cash value on the
                                                      insured's date of death;
                                                      OR

                                    -        the limitation percentage,
                                             MULTIPLIED BY

                                             ->       the cash value on the
                                                      insured's date of death.

         Under Option B, the death benefit always varies as the cash value varies.

         Option B Illustration. Assume that the insured's attained age is under 40 and that there are no outstanding loans. Under Option B, a Policy with a specified amount of $100,000 will generally pay a death benefit of $100,000 plus cash value. Thus, a Policy with a cash value of $10,000 will have a death benefit of $110,000 ($100,000 + $10,000). The death benefit, however, must be at least 250% of cash value. As a result, if the cash value of the Policy exceeds $66,667, the death benefit will be greater than the specified amount plus cash value. Each additional dollar of cash value above $66,667 will increase the death benefit by $2.50.

         Similarly, any time cash value exceeds $66,667, each dollar taken out of cash value will reduce the death benefit by $2.50. If at any time, cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.

DEATH BENEFIT OPTION C              -       death benefit Option A; OR
EQUALS THE GREATER OF:
                                    -        the current specified amount,
                                             MULTIPLIED BY

                                             ->       an age-based "factor"
                                                      equal to the lesser of

                                                      -        1.0 or

                                                      -        0.04 TIMES (95
                                                               MINUS insured's
                                                               attained age at
                                                               death) (the
                                                               "factor" will
                                                               never be less
                                                               than zero); PLUS

                                             ->       the cash value on the
                                                      insured's date of death.

         Under Option C, the death benefit varies with the cash value and the insured's attained age.

         Option C--Three Illustrations.

         1. Assume that the insured is under age 40 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $100,000 and with a cash value of $10,000 will have a death benefit of $110,000 ($100,000 x the minimum of (1.0 and (0.04 x (95-40))) + $10,000). Until the insured attains age 71, this benefit is the same as the Option B benefit.

         2. Assume that the insured is attained age 75 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $100,000 and with a cash value of $22,000 will have a death benefit of $102,000 ($100,000 x the minimum of (1.0 and (0.04 x (95-75))) + $22,000).

         3. Assume that the insured is attained age 75 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $100,000 and with a cash value of $9,000 will have a death benefit equal to the specified amount of $100,000, since the calculation of $100,000 times the minimum of (1.0 and (0.04 x (95-75))) plus $9,000 is less than the specified amount.

         The Policy is intended to qualify under Section 7702 of the Internal Revenue Code as a life insurance contract for federal tax purposes. The death benefit under the Policy is intended to qualify for the federal income tax exclusion. The provisions of the Policy (including any rider or endorsement) will be interpreted to ensure tax qualification, regardless of any language to the contrary.

         To the extent that the death benefit is increased to maintain qualification as a life insurance policy, appropriate adjustments will be made in any monthly deductions or supplemental benefits as of that time, retroactively or otherwise, that are consistent with such an increase. Retroactive adjustments to the monthly deduction may be deducted from the cash value or may be made by right of setoff against any death benefits payable. Prospective adjustments will be reflected in the monthly deduction.

EFFECT OF CASH WITHDRAWALS ON THE DEATH BENEFIT

         If you choose Option A, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. We will not impose a decrease charge when the specified amount is decreased as a result of taking a cash withdrawal. Regardless of the death benefit option you choose, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal.

EFFECT OF ADJUSTABLE TERM INSURANCE RIDER ("ATIR") ON THE DEATH BENEFIT

         The ATIR provides a death benefit upon the death of the insured that supplements the death benefit under the Base Policy. Upon our receipt of due proof that the insured's death occurred while the ATIR was in force, the amount of the death benefit payable under the ATIR will generally be the lesser of:

         (a) the ATIR target death benefit you selected at the rider's issue and is agreeable to us, as shown on the target death benefit page attached to your Policy; or

         (b) the return of premium(s) you paid on the Policy each year up to annual maximum, plus interest.

         The death benefit on the ATIR will automatically decrease on a dollar-for-dollar basis when the Base Policy death benefit is increased due to the operation of the "limitation percentage" required by federal tax requirements. It is possible that the amount of the ATIR death benefit may be zero if your Base Policy death benefit increases enough. When determining the ATIR death benefit, no interest is credited on or after the Policy anniversary on which the insured turns 100.

         The ATIR is not available with Death Benefit Option B or Death Benefit Option C. A change from Option A to Option B, or Option A to Option C will cause an ATIR to terminate.

CHOOSING DEATH BENEFIT OPTIONS

         You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value, and on the amount of cost of insurance charges you pay.

         If you do not select a death benefit option on your application, we will assume you selected death benefit Option A and will ask you to confirm the selection of Option A in writing or choose one of the other death benefit options.

         You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit. You may find Option C more suitable if your goal is to increase your total death benefit before you reach attained age 70, and to increase your cash value through positive investment experience thereafter.

CHANGING THE DEATH BENEFIT OPTION

         After the third Policy year, you may change your death benefit option once each Policy year if you have not increased or decreased the specified amount that year. We will notify you of the new specified amount.

         -        You must send your written request to our office.

         - The effective date of the change will be the Monthiversary on or following the date when we receive your request for a change.

         - You may not make a change that would decrease the specified amount below the minimum specified amount shown on your Policy schedule page.

         - There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy's death benefit option.

INCREASING/DECREASING THE SPECIFIED AMOUNT

         After the Policy has been in force for three years, you may increase or decrease the specified amount once each Policy year if you have not changed the death benefit option that year. An increase or decrease in the specified amount will affect your cost of insurance charge and your minimum monthly guarantee premium, and may have adverse federal tax consequences. You should consult a tax advisor before increasing or decreasing your Policy's specified amount.

         In addition, an increase or decrease in specified amount may move the Policy into a different specified amount band, so that your overall cost of insurance rate and premium expense charge rate will change. An increase in specified amount will be treated as an additional layer of coverage with its own cost of insurance rates, surrender charges and surrender charge period. If you increase your specified amount, you will receive a new Policy schedule page showing your new minimum monthly guarantee premium and surrender charge schedule. You should consult a tax advisor before increasing or decreasing your Policy's specified amount.

CONDITIONS FOR DECREASING           -        you must send your written request
THE SPECIFIED AMOUNT:                        to our office;

                                    -        you may not change your death
                                             benefit option or increase your
                                             specified amount in the same
                                             Policy year that you decrease your
                                             specified amount;

                                    -        you may not decrease your
                                             specified amount lower than the
                                             minimum specified amount under
                                             band 1 shown on your Policy
                                             schedule page;

                                    -        you may not decrease your
                                             specified amount if it would
                                             disqualify your Policy as life
                                             insurance under the Internal
                                             Revenue Code;

                                    -        until the later of the end of the
                                             surrender charge period or
                                             attained age 65, we may limit the
                                             amount of decrease to no more then
                                             20% of the then current specified
                                             amount;

                                    -        a decrease in specified amount
                                             will take effect on the
                                             Monthiversary on or after we
                                             receive your written request; and

                                    -        we will assess a decrease charge
                                             against the cash value if you
                                             request a decrease in your
                                             specified amount within the first
                                             15 Policy years (or during the 15
                                             year period subsequent to an
                                             increase in specified amount).

CONDITIONS FOR INCREASING           -        your request must be applied for
THE SPECIFIED AMOUNT:                        on a supplemental application and
                                             must include evidence of
                                             insurability satisfactory to us;

                                    -        an increase in specified amount
                                             requires our approval and will
                                             take effect on the Monthiversary
                                             on or after we approve your
                                             request;

                                    -        we may require your increase in
                                             specified amount to be at least
                                             $50,000; and

                                    -        you may not change your death
                                             benefit option or decrease your
                                             specified amount in the same
                                             Policy year that you increase your
                                             specified amount.

         If an increase or decrease to your Policy's specified amount causes your specified amount band to change, then we will apply the new premium expense charge and cost of insurance rates to the amounts in the new band as of the effective date of the increase or decrease in specified amount. The new minimum monthly guarantee premium is effective on the date of increase or decrease. In addition, each increase in specified amount will have its own surrender charges that apply for 15 years after any increase. This charge may significantly reduce your net surrender value.

PAYMENT OPTIONS

         There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum.

SURRENDERS AND CASH WITHDRAWALS

SURRENDERS

         You must make a written request containing an original signature to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request at our office. The insured must be alive, the Policy must be in force, and it must be before the maturity date when you make your written request. A surrender is effective as of the date when we receive your written request. The signature of the owner's spouse is required if the owner is a resident of California, Nevada or Washington. You will incur a surrender charge if you surrender the Policy during the first 15 Policy years (or during the 15 year period subsequent to an increase in specified amount). Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum within seven days or under a settlement option. A surrender may have tax consequences. See Federal Income Tax Considerations p. 45.

CASH WITHDRAWALS

         After the first Policy year, you may request a cash withdrawal of a portion of your cash value subject to certain conditions.

CASH WITHDRAWAL CONDITIONS:         -        You must send your written cash
                                             withdrawal request with an
                                             original signature to our office.

                                    -        Signature of the owner's spouse is
                                             required if the owner is a
                                             resident of California, Nevada or
                                             Washington.

                                    -        We only allow one cash withdrawal
                                             per Policy year.

                                    -        We may limit the amount you can
                                             withdraw to at least $500 and the
                                             remaining net surrender value
                                             following a withdrawal may not be
                                             less than $500. During the first
                                             10 Policy years, the amount of the
                                             withdrawal may be limited to no
                                             less than $500 and to no more than
                                             10% of the net surrender value.
                                             After the 10th Policy year, the
                                             amount of a withdrawal may be
                                             limited to no less than $500 and
                                             to no more than the net surrender
                                             value less $500.

                                    -        You may not take a cash withdrawal
                                             if it will reduce the specified
                                             amount below the minimum specified
                                             amount set forth in the Policy.

                                    -        You may specify the subaccount(s)
                                             and the fixed account from which
                                             to make the withdrawal. If you do
                                             not specify an account, we will
                                             take the withdrawal from each
                                             account in accordance with your
                                             current premium allocation
                                             instructions.

                                    -        We generally will pay a cash
                                             withdrawal request within seven
                                             days following the valuation date
                                             we receive the request at our
                                             office.

                                    -        We will deduct a processing fee
                                             equal to $25 or 2% of the amount
                                             you withdraw, whichever is less.
                                             We deduct this amount from the
                                             withdrawal, and we pay you the
                                             balance.

                                    -        You may not take a cash withdrawal
                                             that would disqualify your Policy
                                             as life insurance under the
                                             Internal Revenue Code.

                                    -        A cash withdrawal may have tax
                                             consequences.

         A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. This decrease in specified amount may cause your Policy to be in a lower specified amount band, so that your cost of insurance rates would be higher. You also may have to pay higher minimum monthly guarantee premiums and premium expense charges. We will not impose a decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.

         When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery ($30 for Saturday delivery) and $25 for wire service.

CANCELING A POLICY

         You may cancel a Policy for a refund during the "free-look period" by returning it to our office, to one of our branch offices or to the agent who sold you the Policy. The free-look period expires 10 days after you receive the Policy. In some states you may have more than 10 days. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive the returned Policy at our office. The amount of the refund will be:

         -        any charges and taxes we deduct from your premiums; PLUS

         - any monthly deductions or other charges we deducted from amounts you allocated to the subaccounts and the fixed account; PLUS

         - your cash value in the subaccounts and the fixed account on the date we (or our agent) receive the returned Policy at our office.

         Some states may require us to refund all of the premiums you paid for the Policy.

LOANS

GENERAL

         After the first Policy year (as long as the Policy is in force) you may borrow money from us using the Policy as the only security for the loan. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from, or secured by, a Policy may have tax consequences. See Federal Income Tax Considerations p. 45.

POLICY LOANS ARE                    -        we may require you to borrow at
SUBJECT TO                                   least $500;
CERTAIN CONDITIONS:
                                    -        the maximum amount you may borrow
                                             is 90% of the cash value, MINUS
                                             any surrender charge and minus any
                                             outstanding loan amount, including
                                             accrued loan interest; and

                                    -        signature of the owner's spouse is
                                             required if the owner is a
                                             resident of California, Nevada or
                                             Washington.

         When you take a loan, we will withdraw an amount equal to the requested loan from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). We will transfer that amount to the loan reserve. The loan reserve is the portion of the fixed account used as collateral for a Policy loan.

         We normally pay the amount of the loan within seven days after we receive a proper loan request at our office. We may postpone payment of loans under certain conditions.

         You may request a loan by telephone by calling us at 1-800-851-9777 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time. If the loan amount you request exceeds $50,000 or if the address of record has been changed within the past 10 days, we may reject your request. If you do not want the ability to request a loan by telephone, you should notify us in writing at our office. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine.

         You may also fax your loan request to us at 727-299-1667. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

         You can repay a loan at any time while the Policy is in force. Loan repayments must be sent to our office and will be credited as of the date received. WE WILL CONSIDER ANY PAYMENTS YOU MAKE ON THE POLICY TO BE PREMIUM PAYMENTS UNLESS THE PAYMENTS ARE CLEARLY SPECIFIED AS LOAN REPAYMENTS. BECAUSE WE DO NOT APPLY THE PREMIUM EXPENSE CHARGE TO LOAN REPAYMENTS, IT IS VERY IMPORTANT THAT YOU INDICATE CLEARLY IF YOUR PAYMENT IS INTENDED TO REPAY ALL OR PART OF A LOAN.

         At each Policy anniversary, we will compare the outstanding loan amount, including accrued loan interest, to the amount in the loan reserve. We will also make this comparison any time you repay all or part of the loan, or make a request to borrow an additional amount. At each such time, if the outstanding loan amount, including accrued loan interest, exceeds the amount in the loan reserve, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve, in the same manner as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, including accrued loan interest, we will withdraw the difference from the loan reserve and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge. WE RESERVE THE RIGHT TO REQUIRE A TRANSFER TO THE FIXED ACCOUNT IF THE LOANS WERE ORIGINALLY TRANSFERRED FROM THE FIXED ACCOUNT.

INTEREST RATE CHARGED

         We currently charge you an annual interest rate on a Policy loan that is equal to 3.75% (4.0% maximum guaranteed) and is payable in arrears on each Policy anniversary. We may declare various lower Policy loan interest rates. We also may apply different loan interest rates to different parts of the loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate. After the 10th Policy year, on all amounts that you have borrowed, you may receive preferred loan rates on an amount equal to the cash value MINUS total premiums paid (reduced by any cash withdrawals), MINUS any outstanding loan amount, and MINUS any accrued loan interest. THIS PREFERRED LOAN RATE IS CURRENTLY 3.0% AND IS NOT GUARANTEED. The tax consequences of preferred loans are uncertain.

LOAN RESERVE INTEREST RATE CREDITED

         We will credit the amount in the loan reserve with interest at an effective annual rate of 3.0%.

EFFECT OF POLICY LOANS

         A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan amount, including accrued loan interest. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as of the last Policy anniversary plus any accrued interest net of any loan payments. This amount is not affected by the separate account's investment performance and may not be credited with the interest rates accruing on the unloaned portion of the fixed account. Amounts transferred from the separate account to the loan reserve will affect the value in the separate account because we credit such amounts with an interest rate declared by us rather than a rate of return reflecting the investment results of the separate account.

         There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences. You should consult a tax advisor before taking out a Policy loan.

         We will notify you (and any assignee of record) if the sum of your loan amount is more than the net surrender value. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.

POLICY LAPSE AND REINSTATEMENT

LAPSE

         Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is no guarantee that your Policy will not lapse. This Policy provides a no lapse period. See below. Once your no lapse period ends, your Policy may lapse (terminate without value) if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans and cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums as discussed below to offset the monthly deductions.

         If the net surrender value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61-day period is called the GRACE PERIOD. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate without value.

NO LAPSE PERIOD

         This Policy provides a no lapse period. As long as you keep the no lapse period in effect, your Policy will not lapse and no grace period will begin. Even if your net surrender value is not enough to pay your monthly deduction, the Policy will not lapse so long as the no lapse period is in effect. The no lapse period will not extend beyond the no lapse date stated in your Policy. Each month we determine whether the no lapse period is still in effect.

NO LAPSE DATE                       -        For a Policy issued to any insured
                                             ages 0-60, the no lapse date is
                                             determined by either the number of
                                             years to attained age 65 or the
                                             20th Policy anniversary, whichever
                                             is earlier.

                                    -        For a Policy issued to an insured
                                             ages 61-85, the no lapse date is
                                             the fifth Policy anniversary.

                                    -        The no lapse date is specified in
                                             your Policy.

EARLY TERMINATION OF                -        The no lapse period coverage will
THE NO LAPSE PERIOD                          end immediately if you do not pay
                                             sufficient minimum monthly
                                             guarantee premiums.

                                    -        You must pay total premiums (minus
                                             withdrawals, outstanding loan
                                             amounts, and any decrease charge)
                                             that equal at least:

                                             ->       the sum of the minimum
                                                      monthly guarantee
                                                      premiums in effect for
                                                      each month from the
                                                      Policy date up to and
                                                      including the current
                                                      month.

         You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal or a loan or decrease the specified amount or add, increase or decrease a rider you should consider carefully the effect it will have on the no lapse period guarantee.

         In addition, if you change death benefit options, increase or decrease the specified amount, or add, increase or decrease a rider, we will adjust the minimum monthly guarantee premium. See Minimum Monthly Guarantee Premium for a discussion of how the minimum monthly guarantee premium is calculated and can change.

REINSTATEMENT

         We will reinstate a lapsed Policy within five years after the lapse (and prior to the maturity date). To reinstate the Policy you must:

         -        submit a written application for reinstatement to our office;

         -        provide evidence of insurability satisfactory to us;

         - make a minimum premium payment sufficient to provide a net premium that is large enough to cover:

                  ->       three monthly deductions.

         We will not reinstate any indebtedness. The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the cash value at the time your Policy lapsed, PLUS any net premiums you pay at reinstatement, MINUS one monthly deduction and any surrender charge. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

FEDERAL INCOME TAX CONSIDERATIONS

         The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

TAX STATUS OF THE POLICY

         A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the "Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on the basis of a standard rate class should generally satisfy the applicable Code requirements.

         Because of the absence of pertinent interpretations of the Code requirements, there is, however, less certainty about the application of such requirements to a Policy issued on a substandard basis. It is also uncertain whether death benefits under policies where the maturity date has been extended will be excludible from the beneficiary's gross income and whether policy cash value will be deemed to be distributed to you on the original maturity date. Such a deemed distribution may be taxable. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

         In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as your flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over separate account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.

         In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

         The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

         In General. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

         Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract" ("MEC").

         Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years or in the seven Policy years following certain changes in the Policy. Certain changes in the Policy after it is issued could also cause the Policy to be classified as a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. Among other things, a reduction in benefits could cause a Policy to become a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

         Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC.

         Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

         - All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

         - Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.

         - A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

         - If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

         Distributions (other than Death Benefits) from Policies that are not MECs. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

         Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. However, the tax consequences associated with Policy loans outstanding after the first 10 Policy years with preferred loan rates are less clear and a tax advisor should be consulted about such loans.

         Finally, distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.

         Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

         Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. With the exception of amounts that represent eligible rollover distributions from 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions. If the taxable distributions are delivered to foreign countries, withholding will apply unless you certify to us that you are not a U.S. person residing abroad. Taxable distributions to non-resident aliens are generally subject to withholding unless withholding is eliminated under an international treaty with the United States.

         Investment in the Policy. Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

         Policy Loans. If a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses, or if a loan is taken out and the Policy is a MEC, then the amount of the outstanding indebtedness will be taxed as if it were a distribution.

         Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

         Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split-dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

         Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

         Living Benefit Rider (an Accelerated Death Benefit). We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.

         Death Benefit Extension Rider. Under the Death Benefit Extension Rider, you may continue your Policy after the insured attains age 100. The tax consequences associated with continuing your Policy after attained age 100 of the insured are uncertain and a tax advisor should be consulted about these consequences.

         Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

         Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always a possibility that the tax treatment of the Policies could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Policy.

SPECIAL RULES FOR 403(B) ARRANGEMENTS

         If this Policy is purchased by participants in a 403(b) plan or program of public school systems and certain tax-exempt organizations, then the federal, state and estate tax consequences could differ from those stated in the prospectus. A competent tax advisor should be consulted in connection with such purchase.

         Certain restrictions apply. The Policy must be purchased in connection with a tax-sheltered annuity described in section 403(b) of the Code. Premiums, distributions, and other transactions in connection with the Policy must be administered in coordination with the section 403(b) annuity.

         The amount of life insurance protection that may be purchased on behalf of a participant in a 403(b) plan is limited. The current cost of insurance for the net amount at risk is treated under the Code as a "current economic benefit" and must be included annually in the plan participant's gross income. This cost (formerly referred to as the "P.S. 58" cost) is based on IRS Table 2001 and is reported to the IRS and the participant annually as ordinary income. Life insurance protection cannot extend beyond retirement under a 403(b) program.

         If the participant dies while covered by the 403(b) plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value will generally not be taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.

         Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), which may impose additional requirements on the purchase of the Policy, on Policy loans and other Policy provisions. Whether or not ERISA applies, plan loans must also satisfy tax requirements in order to be treated, and remain, non-taxable. Your 403(b) plan loan requirements and provisions may differ from the Policy loan provisions stated in the prospectus. You should consult a qualified advisor regarding ERISA and loans in general.

OTHER POLICY INFORMATION

BENEFITS AT MATURITY

         If the insured is living and the Policy is in force, the Policy will mature on the Policy anniversary nearest the insured's 100th birthday. This is the maturity date. On the maturity date we will pay you the net surrender value of your Policy.

         If requested in writing at our office, we will extend the maturity date if your Policy is still in force on the maturity date. Any riders in force on the scheduled maturity date will terminate on that date and will not be extended. Policy loans, partial withdrawals, and subaccount transfers may continue during the extension. Interest on any outstanding Policy loans will continue to accrue during the period for which the maturity date is extended. You must submit a written request to our office for the extension between 90 and 180 days prior to the maturity date and elect one of the following:

         1. If you had previously selected death benefit Option B or C, we will change the death benefit to Option A. On each valuation date, we will adjust the specified amount to equal the cash value, and the limitation percentage will be 100%. We will not permit you to make additional premium payments unless it is required to prevent the Policy from lapsing. We will waive all future monthly deductions; or

         2. We will automatically extend the maturity date until the next Policy anniversary. You must submit a written request to our office, between 90 and 180 days before each subsequent Policy anniversary, stating that you wish to extend the maturity date for another Policy year. All benefits and charges will continue as set forth in your Policy. We will charge the then current cost of insurance rates.

         If you choose 2 above, you may change your election to 1 above at any time. However, if you choose 1 above, then you may not change your election to 2 above.

         The tax consequences of extending the maturity date beyond the 100th birthday of the insured are uncertain, including that the death benefit may be taxable. You should consult a tax advisor as to those consequences.

PAYMENTS WE MAKE

         We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven business days after we receive all applicable written notices and/or due proofs of death at our office. However, we can postpone such payments if:

         - the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; OR

         - the SEC permits, by an order, the postponement for the protection of policyowners; OR

         - the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.

         If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.

         If mandated under applicable law, we may be required to reject a premium payment and/or block a policyowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.

SPLIT DOLLAR ARRANGEMENTS

         You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., cash surrender value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

         For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the cash surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee's beneficiary would receive the balance of the proceeds.

         No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

         On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, PUBLICLY-TRADED companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

         Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         In addition, the IRS recently issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department recently issued proposed regulations that, if finalized, would significantly affect the tax treatment of such arrangements. The IRS guidance and the proposed regulations affect all split dollar arrangements, not just those involving publicly-traded companies. Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar policy.

POLICY TERMINATION

         Your Policy will terminate on the earliest of:

         -  the maturity date;           -  the end of the grace period; or

         -  the date the insured dies;   -  the date the Policy is surrendered.

SUPPLEMENTAL BENEFITS (RIDERS)

         The following supplemental benefits (riders) are available and may be added to a Policy. Monthly charges for these riders are deducted from cash value as part of the monthly deduction. The riders available with the Policies do not build cash value and provide benefits that do not vary with the investment experience of the separate account. For purposes of the riders, the primary insured is the person insured under the Policy. These riders may not be available in all states. Adding these supplemental benefits to an existing Policy or canceling them may have tax consequences and you should consult a tax advisor before doing so.

CHILDREN'S INSURANCE RIDER

         This rider provides a face amount on the primary insured's children. Our current minimum face amount for this rider for issue ages 15 days - 18 years of age is $5,000. The maximum face amount is $20,000. At the age of 25 or upon the death of the primary insured, whichever happens first, this rider may be converted to a new policy with a maximum face amount of up to five times the face amount of the rider. We will pay a death benefit once we receive proof that the insured child died while both the rider and coverage were in force for that child. If the primary insured dies while the rider is in force, we will terminate the rider 31 days after the death, and we will offer a separate life insurance policy to each insured child.

ACCIDENTAL DEATH BENEFIT RIDER

         Our current minimum face amount for this rider for issue ages 15-59 is $10,000. The maximum face amount available for this rider is $150,000 (up to 150% of specified amount).

         Subject to certain limitations, we will pay a face amount if the primary insured's death results solely from accidental bodily injury where:

         - the death is caused by external, violent, and accidental means;

         -        the death occurs within 90 days of the accident; and

         -        the death occurs while the rider is in force.

         The rider will terminate on the earliest of:

         - the Policy anniversary nearest the primary insured's 70th birthday;

         -        the date the Policy terminates; or

         - the Monthiversary when the rider terminates at the owner's request.

OTHER INSURED RIDER

         This rider insures the spouse or life partner and/or dependent children of the primary insured. Subject to the terms of the rider, we will pay the face amount of the rider to the primary insured. Our current minimum face amount for this rider for issue ages 0-85 is $10,000. The maximum face amount is the lesser of $500,000 or the amount of coverage on the primary insured. The maximum number of Other Insured Riders that is allowed on any one Policy is five (5). We will pay the rider's face amount when we receive proof at our office of the other insured's death. On any Monthiversary while the rider is in force, you may convert it to a new policy on the other insured's life (without evidence of insurability).

CONDITIONS TO CONVERT THE RIDER:    -        your request must be in writing
                                             and sent to our office;

                                    -        the rider has not reached the
                                             anniversary nearest to the other
                                             insured's 70th birthday;

                                    -        the new policy is any permanent
                                             insurance policy that we currently
                                             offer;

                                    -        subject to the minimum specified
                                             amount required for the new
                                             policy, the amount of the
                                             insurance under the new policy
                                             will
                                             equal the face amount in force
                                             under the rider as long as it
                                             meets the minimum face amount
                                             requirements of the original
                                             Policy; and

                                    -        we will base your premium on the
                                             other insured's rate class under
                                             the rider.

TERMINATION OF THE RIDER:           The rider will terminate on the earliest of:

                                    -        the maturity date of the Policy;

                                    -        the anniversary nearest to the
                                             other insured's 100th birthday;

                                    -        the date the Policy terminates for
                                             any reason except for death of the
                                             primary insured;

                                    -        31 days after the death of the
                                             primary insured;

                                    -        the date of conversion of this
                                             rider; or

                                    -        the Monthiversary on which the
                                             rider is terminated upon written
                                             request by the owner.

DISABILITY WAIVER RIDER

         Subject to certain conditions, we will waive the Policy's monthly deductions while you are disabled. This rider may be purchased if your issue age is 15-55 years of age. We must receive proof that:

         -        you are totally disabled;

         -        the rider was in force when you became disabled;

         - you became disabled before the anniversary nearest your 60th birthday; and

         -        you are continuously disabled for at least six months.

         We will not waive any deduction that becomes due more than one year before we receive written notice of your claim.

DISABILITY WAIVER AND INCOME RIDER

         This rider has the same benefits as the Disability Waiver Rider, but adds a monthly income benefit for up to 120 months. This rider may be purchased if your issue age is 15-55 years of age. The minimum income amount for this rider is $10. The maximum income amount is the lesser of 0.2% of your specified amount or $300 per month.

PRIMARY INSURED RIDER ("PIR") AND PRIMARY INSURED RIDER PLUS ("PIR PLUS")

         Under the PIR and the PIR Plus, we provide term insurance coverage on a different basis from the coverage in your Policy.

FEATURES OF PIR AND PIR PLUS:       -        the rider increases the Policy's
                                             death benefit by the rider's face
                                             amount;

                                    -        the PIR may be purchased from
                                             issue ages 0-85;

                                    -        the PIR Plus may be purchased from
                                             issue ages 18-85;

                                    -        the PIR terminates when the
                                             insured turns 95, and the PIR Plus
                                             terminates when the insured turns
                                             90;

                                    -        the minimum purchase amount for
                                             the PIR and PIR Plus is $25,000.
                                             There is no maximum purchase
                                             amount;

                                    -        we do not assess any additional
                                             surrender charge for PIR and PIR
                                             Plus;

                                    -        generally PIR and PIR Plus
                                             coverage costs less than the
                                             insurance coverage under the
                                             Policy, but has no cash value;

                                    -        you may cancel or reduce your
                                             rider coverage without decreasing
                                             your Policy's specified amount;
                                             and

                                    -        you may generally decrease your
                                             specified amount without reducing
                                             your rider coverage.

CONDITIONS TO CONVERT THE RIDER:    -        your request must be in writing
                                             and sent to our office;

                                    -        the rider has not reached the
                                             anniversary nearest to the primary
                                             insured's 70th birthday;

                                    -        the new policy is any permanent
                                             insurance policy that we currently
                                             offer;

                                    -        subject to the minimum specified
                                             amount required for the new
                                             policy, the amount of the
                                             insurance under the new policy
                                             will equal the specified amount in
                                             force under the rider as long as
                                             it meets the minimum specified
                                             amount requirements of a Base
                                             Policy; and

                                    -        we will base your premium on the
                                             primary insured's rate class under
                                             the rider.

         It may cost you less to reduce your PIR or PIR Plus coverage than to decrease your Policy's specified amount, because we do not deduct a surrender charge in connection with your PIR or PIR Plus. It may cost you more to keep a higher specified amount under the Base Policy, because the specified amount may have a cost of insurance that is higher than the cost of the same amount of coverage under your PIR or PIR Plus.

         You should consult your registered representative to determine if you would benefit from PIR or PIR Plus. We may discontinue offering PIR or PIR Plus at any time. We may also modify the terms of these riders for new policies.

LIVING BENEFIT RIDER (AN ACCELERATED DEATH BENEFIT)

         This rider allows us to pay all or a portion of the death benefit once we receive satisfactory proof that the insured is ill and has a life expectancy of one year or less. A doctor must certify the insured's life expectancy.

         We will pay a "single-sum benefit" equal to:

         -        the death benefit on the date we pay the single-sum benefit;
                  multiplied by

         - the election percentage of the death benefit you elect to receive; divided by

         - 1 + i ("i" equals the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater); minus

         - any indebtedness at the time we pay the single-sum benefit, multiplied by the election percentage.

         The maximum terminal illness death benefit used to determine the single-sum benefit as defined above is equal to:

         - the death benefit available under the Policy once we receive satisfactory proof that the insured is ill; plus

         -        the benefit available under any PIR or PIR Plus in force.

         -        a single-sum benefit may not be greater than $500,000.

         The election percentage is a percentage that you select. It may not be greater than 100%.

         We will not pay a benefit under the rider if the insured's terminal condition results from self-inflicted injuries that occur during the period specified in your Policy's suicide provision.

         The rider terminates at the earliest of:

         -        the date the Policy terminates;

         -        the date a settlement option takes effect;

         -        the date we pay a single-sum benefit; or

         -        the date you terminate the rider.

         We do not charge for this rider. This rider may not be available in all states, or its terms may vary depending on a state's insurance law requirements.

         The tax consequences of adding this rider to an existing Policy or requesting payment under the rider are uncertain and you should consult a tax advisor before doing so.

ADJUSTABLE TERM INSURANCE RIDER ("ATIR")

         The ATIR provides a death benefit upon the death of the insured that is in addition to the death benefit under the Base Policy. This rider can only be added at issue for Policies with a minimum specified amount of $500,000 or greater and for issue ages 18 through 80. The amount of the death benefit payable under the rider adjusts over time, subject to the terms of the rider and the Policy. This rider is not available in all states and currently may not be available through all distribution channels.

         We require an initial minimum ATIR target death benefit of $4,000.

         We cap the ATIR death benefit at four (4) times the total of the Base Policy's specified amount and the amount of the Primary Insured Rider Plus coverage. In other words, if the Base Policy's specified amount is $1,000,000 and your Primary Insured Rider Plus face amount is $500,000, the maximum ATIR death benefit will be $6,000,000. Underwriting may place further limitations on the maximum ATIR death benefit.

         During any Policy year, we will not accept premiums that exceed two
(2) times the ATIR Maximum Target Death Benefit at issue, reduced by interest in advance. The ATIR Maximum Target Death Benefit is the maximum ATIR death benefit at issue, as specified in your Policy. If your premium should exceed this amount, we will refund the excess premium amount. For more information, please contact your agent.

ATIR DEATH BENEFIT                  Upon our receipt at our office of due proof
                                    that the insured's death occurred while the ATIR was in force, the amount of the death benefit payable under the ATIR will generally be the lesser of:

                                    -        the ATIR target death benefit you
                                             selected at the rider's issue, as
                                             shown on the target death benefit
                                             page attached to your Policy; or

                                    -        the return of premium(s) you paid
                                             on the Policy up to an annual
                                             maximum, plus interest, if
                                             applicable.

The death benefit on the ATIR will automatically decrease on a dollar-for-dollar basis when the Base Policy death benefit is increased due to the operation of the "limitation percentage" required by federal tax requirements. It is possible that the amount of the ATIR death benefit may be zero if your Base Policy death benefit increases enough.

         EVEN WHEN THE ATIR DEATH BENEFIT IS REDUCED TO ZERO BY VIRTUE OF THE OPERATION OF THE "LIMITATION PERCENTAGE," YOUR RIDER REMAINS IN EFFECT UNTIL YOU REMOVE IT FROM YOUR POLICY. IF LATER THE BASE POLICY DEATH BENEFIT DROPS, THE ATIR COVERAGE COULD REAPPEAR.

         At age 90, when the PIR Plus terminates, the face amount of coverage under that rider will be added to coverage under the ATIR and the ATIR charge will apply to the transferred coverage.

ATIR CHARGE                         The ATIR charge is calculated by
                                    multiplying the monthly cost of insurance rate for the ATIR by the ATIR death benefit in effect on each Monthiversary. The cost of insurance rates for the ATIR are based on the insureds' issue age, gender, rate class, and length of time that the rider has been in force. We deduct the charge from each subaccount and the fixed account in accordance with your current premium allocation instructions.

The total charges you pay may be less if you have greater coverage under an ATIR rather than under the Base Policy and the PIR Plus rider. The monthly guaranteed maximum costs of insurance rates for this rider are in your Policy.

         This rider is not available if you have chosen:

                  ->       Death Benefit Option B or Option C;

                  ->       the Disability Waiver Rider; or

                  ->       the Disability Waiver and Income Rider.

         The rider does not contribute to the Policy's cash value or cash surrender value. It cannot be used for a Policy loan. We do not assess any additional surrender charge for the ATIR.

         The rider will terminate on the earliest of:

         ->       the date the Policy terminates;

         -> the effective date of any change in the Death Benefit Option type under the Policy;

         -> the Monthiversary when the rider terminates at the owner's written request; or

         -> the anniversary nearest the maturity date if maturity is elected under the Base Policy or if you elect to continue coverage after maturity with the Base Policy death benefit equal to the cash value (Option 1 under Benefits at Maturity on page __ of the prospectus). However, at attained age 95, if the Death Benefit Extension Rider has been elected, coverage under the ATIR also continues. At attained age 100, if the Death Benefit Extension Rider is on the Policy, any death benefit associated with the ATIR will become part of the Base Policy's specified amount.

         If you have the ATIR on your Policy, the following transactions will cause any future scheduled increases in the maximum target death benefit to be discontinued:

         ->       a cash withdrawal;

         ->       a decrease in the specified amount; or

         ->       taking a loan.

DEATH BENEFIT EXTENSION RIDER

         This rider will extend the life insurance coverage past the insured's attained age 100 with no administrative or cost of insurance charges at or after attained age 100. The then current mortality and expense risk charge associated with the Base Policy will apply. This rider can be elected at issue or, if then available, at any time prior to attained age 81. This rider is not available in all states and currently may not be available through all distribution channels.

DEATH BENEFIT EXTENSION             -        The rider is pre-funded. The
RIDER CHARGE                                 charge is deducted from your
                                             Policy's cash value each month
                                             from the date the rider is issued
                                             until attained age 100;

                                    -        The charge is added to the cost of
                                             insurance charges deducted each
                                             month for the Base Policy, any
                                             ATIR and any PIR Plus; and

                                    -        The charge is based on the
                                             insured's age when the rider is
                                             issued.

                                    -        These charges may extend over a
                                             long period of time and may be
                                             significant. You should examine
                                             these charges carefully before you
                                             purchase this rider.

CONDITIONS ON AND AFTER             -        All riders will terminate and the
AGE 100                                      death benefit under the ATIR will
                                             be added to the Base Policy's
                                             specified amount.

                                    -        No future premium payments will be
                                             accepted without our consent
                                             unless required to prevent lapse
                                             of the Policy. Additional loan
                                             payments may be necessary to keep
                                             the Policy in force.

                                    -        Loan interest will continue to
                                             accumulate on any outstanding
                                             Policy loans.

                                    -        The death benefit may not be
                                             increased or decreased.

         If you elect the Death Benefit Extension Rider, the limitation percentage would be 101% at your attained age 100.

ADDITIONAL INFORMATION

SALE OF THE POLICIES

         We will pay sales commissions to our life insurance agents who are registered representatives of broker-dealers. Other payments may be made for other services related to sale of the Policies.

         We have entered into a distribution agreement with AFSG Securities Corporation ("AFSG") for the distribution and sale of the Policies. AFSG is affiliated with us. AFSG may sell the Policies by entering into selling agreements with other broker-dealers who in turn may sell the Policies through their sales representatives.

         See "Sale of the Policies" in the SAI for more information concerning compensation paid for the sale of Policies.

LEGAL PROCEEDINGS

         Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement, or on Western Reserve's ability to meet its obligations under the Policy.

FINANCIAL STATEMENTS

         The financial statements of Western Reserve and the separate account are included in the SAI.

PERFORMANCE DATA

RATES OF RETURN

         The average rates of return in Table 1 reflect each subaccount's actual investment performance. The Table shows the historical investment experience of the subaccounts based on the subaccounts' historical investment experience. We do not show performance for subaccounts in operation for less than six months. This information does not represent or project future investment performance.

         Some portfolios began operation before their corresponding subaccount. For these portfolios, we have included in Table 2 below adjusted portfolio performance from the portfolio's inception date. The adjusted portfolio performance is designed to show the performance that would have resulted if the subaccount had been in operation during the time the portfolio was in operation.

         The numbers reflect the annual mortality and expense risk charge, investment management fees and direct fund expenses.

         These rates of return do not reflect other charges that are deducted under the Policy or from the separate account (such as the premium expense charge, monthly deduction or the surrender charge). IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD BE SIGNIFICANTLY LOWER. These rates of return are not estimates, projections or guarantees of future performance.

         We also show below comparable figures for the unmanaged Standard & Poor's Index of 500 Common Stocks ("S&P 500"), a widely used measure of stock market performance. The S&P 500 does not reflect any deduction for the expenses of operating and managing an investment portfolio.

                                    TABLE 1
                     AVERAGE ANNUAL SUBACCOUNT TOTAL RETURN
                   FOR THE PERIODS ENDED ON DECEMBER 31, 2002


                                                                                                 10 YEARS       SUBACCOUNT
                                                                                                    OR           INCEPTION
SUBACCOUNT                                        1 YEAR            3 YEARS       5 YEARS        INCEPTION         DATE
----------                                        ------            -------       -------        ---------      ----------

WRL Van Kampen Emerging Growth..........            %                 %                %            %            03/01/93
WRL T. Rowe Price Small Cap.............            %                 %              N/A            %            07/01/99
WRL PBHG Mid Cap Growth.................            %                 %              N/A            %            07/01/99
WRL Alger Aggressive Growth.............            %                 %                %            %            03/01/94
WRL Third Avenue Value..................            %                 %              N/A            %            01/02/98
WRL American Century International......            %                 %                %            %            01/02/97
WRL Janus Global........................            %                 %                %            %            03/01/94
WRL Great Companies - Technology(SM)....            %               N/A              N/A            %            05/01/00
WRL Janus Growth+.......................            %                 %                %            %            10/02/86
WRL Marsico Growth......................            %                 %              N/A            %            07/01/99
WRL GE U.S. Equity......................            %                 %                %            %            01/02/97
WRL Great Companies - America(SM).......            %               N/A              N/A            %            05/01/00
WRL Salomon All Cap.....................            %                 %              N/A            %            07/01/99
WRL Dreyfus Mid Cap.....................            %                 %              N/A            %            07/01/99
WRL PBHG/NWQ Value Select...............            %                 %                %            %            05/01/96
WRL T. Rowe Price Equity Income.........            %                 %              N/A            %            07/01/99
WRL Transamerica Value Balanced.........            %                 %                %            %            01/03/95
WRL LKCM Strategic Total Return.........            %                 %                %            %            03/01/93
WRL Clarion Real Estate Securities......            %                 %              N/A            %            05/01/98
WRL Federated Growth & Income...........            %                 %                %            %            03/01/94
WRL AEGON Bond+.........................            %                 %                %            %            10/02/86
WRL Transamerica Money Market(1)+.......            %                 %                %            %            10/02/86
WRL Great Companies - Global(2).........            %               N/A              N/A            %            09/01/00
WRL Munder Net50........................            %                 %              N/A            %            07/01/99
WRL Janus Balanced......................          N/A               N/A              N/A            %            05/01/02
WRL Asset Allocation - Conservative
        Portfolio.......................          N/A               N/A              N/A            %            05/01/02
WRL Asset Allocation - Moderate
        Portfolio ......................          N/A               N/A              N/A            %            05/01/02
WRL Asset Allocation - Moderate
       Growth Portfolio.................          N/A               N/A              N/A            %            05/01/02

WRL Asset Allocation - Growth
        Portfolio.......................          N/A               N/A              N/A            %            05/01/02
WRL Transamerica Convertible
       Securities.......................          N/A               N/A              N/A            %            05/01/02
WRL PIMCO Total Return..................          N/A               N/A              N/A            %            05/01/02
WRL Transamerica Equity.................          N/A               N/A              N/A            %            05/01/02
WRL Transamerica Growth
        Opportunities...................          N/A               N/A              N/A            %            05/01/02
WRL Transamerica U.S. Government
        Securities......................          N/A               N/A              N/A            %            05/01/02
WRL J.P. Morgan Enhanced Index..........          N/A               N/A              N/A            %            05/01/02
WRL Capital Guardian Value..............          N/A               N/A              N/A            %            05/01/02
WRL Capital Guardian U.S. Equity........          N/A               N/A              N/A            %            05/01/02
VIP Equity-Income Portfolio.............            %               N/A              N/A            %            05/01/00
VIP Contrafund(R)Portfolio..............            %               N/A              N/A            %            05/01/00
VIP Growth Opportunities Portfolio......            %               N/A              N/A            %            05/01/00
S&P 500+................................            %                 %                %            %            10/02/86

+        Shows ten year performance.

(1) The current yield, which is for the seven day period ended 12/31/02, more closely reflects the current earnings of the subaccount than the total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount's investment in shares of the underlying portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.


                                    TABLE 2
           ADJUSTED HISTORICAL PORTFOLIO AVERAGE ANNUAL TOTAL RETURN
                   FOR THE PERIODS ENDED ON DECEMBER 31, 2002


                                                                                                 10 YEARS        PORTFOLIO
                                                                                                    OR           INCEPTION
PORTFOLIO                                         1 YEAR            3 YEARS       5 YEARS        INCEPTION         DATE
---------                                         ------            -------       -------        ---------       ---------

Van Kampen Emerging Growth..............            %                    %             %            %            03/01/93
T. Rowe Price Small Cap.................            %                  N/A           N/A            %            05/03/99
PBHG Mid Cap Growth.....................            %                  N/A           N/A            %            05/03/99
Alger Aggressive Growth.................            %                    %             %            %            03/01/94
Third Avenue Value......................            %                    %           N/A            %            01/02/98
American Century International..........            %                    %             %            %            01/02/97
Janus Global............................            %                    %             %            %            12/03/92
Great Companies--Technology(SM).........            %                  N/A           N/A            %            05/01/00
Janus Growth+...........................            %                    %             %            %            10/02/86
Marsico Growth..........................            %                  N/A           N/A            %            05/03/99
GE U.S. Equity..........................            %                    %             %            %            01/02/97
Great Companies--America(SM)............            %                  N/A           N/A            %            05/01/00
Salomon All Cap.........................            %                  N/A           N/A            %            05/03/99
Dreyfus Mid Cap.........................            %                  N/A           N/A            %            05/03/99
PBHG/NWQ Value Select...................            %                    %             %            %            05/01/96
T. Rowe Price Equity Income.............            %                  N/A           N/A            %            05/03/99
Transamerica Value Balanced.............            %                    %             %            %            01/03/95
LKCM Strategic Total Return.............            %                    %             %            %            03/01/93
Clarion Real Estate Securities..........            %                    %           N/A            %            05/01/98
Federated Growth & Income...............            %                    %             %            %            03/01/94
AEGON Bond+.............................            %                    %             %            %            10/02/86
Transamerica Money Market(1) +..........            %                    %             %            %            10/02/86
Great Companies--Global(2)..............            %                  N/A           N/A            %            09/01/00

Munder Net50.............................                %             N/A           N/A            %            05/03/99
Janus Balanced...........................              N/A             N/A           N/A            %            05/01/02
Asset Allocation - Conservative
     Portfolio...........................              N/A             N/A           N/A            %            05/01/02
Asset Allocation - Moderate Portfolio....              N/A             N/A           N/A            %            05/01/02
Asset Allocation - Moderate Growth
     Portfolio...........................              N/A             N/A           N/A            %            05/01/02
Asset Allocation - Growth Portfolio......              N/A             N/A           N/A            %            05/01/02
Transamerica Convertible Securities......              N/A             N/A           N/A            %            05/01/02
PIMCO Total Return.......................              N/A             N/A           N/A            %            05/01/02
Transamerica Equity(3)+..................                %               %             %            %            02/26/69
Transamerica Growth Opportunities(2)(4)..                %              N/A          N/A            %            05/02/01
Transamerica U.S. Government
     Securities(8).......................                %               %             %            %            05/13/94
J.P. Morgan Enhanced Index(5)............                %               %             %            %            05/02/97
Capital Guardian Value(6)................                %               %             %            %            05/27/93
Capital Guardian U.S. Equity(7)..........                %             N/A           N/A            %            10/09/00
VIP Equity-Income Portfolio..............                %               %             %            %            10/09/86
VIP Contrafund(R)Portfolio...............                %               %             %            %            01/03/95
VIP Growth Opportunities Portfolio.......                %               %             %            %            01/03/95
S&P 500+.................................                %               %             %            %            10/02/86

+        Shows ten year performance.

(1) The current yield, which is for the seven day period ended 12/31/02, more closely reflects the current earnings of the subaccount than the total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount's investment in shares of the underlying portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(2)      Not annualized.

(3) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Growth Portfolio of Transamerica Variable Insurance Fund, Inc.

(4) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Small Company Portfolio of Transamerica Variable Insurance Fund, Inc.

(5) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Endeavor Enhanced Index Portfolio of Endeavor Series Trust.

(6) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian Value Portfolio of Endeavor Series Trust.

(7) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian U.S. Equity Portfolio of Endeavor Series Trust.

(8) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Dreyfus U.S. Government Securities Portfolio of Endeavor Series Trust.

         The annualized yield for the WRL Transamerica Money Market subaccount for the seven days ended December 31, 2002 was ____%.

         Additional information regarding the investment performance of the portfolios appears in the fund prospectuses, which accompany this prospectus.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary
The Policy - General Provisions
       Ownership Rights
       Our Right to Contest the Policy
       Suicide Exclusion
       Misstatement of Age or Gender
       Modifying the Policy
       Mixed and Shared Funding
       Addition, Deletion, or Substitution of Investments

Additional Information
       Settlement Options
       Additional Information about Western Reserve and the Separate Account Legal Matters
       Variations in Policy Provisions
       Personalized Illustrations of Policy Benefits
       Sale of the Policies
       Report to Owners
       Records
       Experts
       Financial Statements
Underwriters
       Underwriting Standards
IMSA
Performance Data
       Other Performance Data in Advertising Sales Literature
       Western Reserve's Published Ratings
Index to Financial Statements
       WRL Series Life Account
       Western Reserve Life Assurance Co. of Ohio

GLOSSARY

accounts                   The options to which you can allocate your money.
                           The accounts include the fixed account and the subaccounts in the separate account.

attained age               The issue age of the person insured, plus the number
                           of completed years since the Policy date (for the initial specified amount) or the date of each increase in specified amount.

Base Policy                The WRL Freedom Elite Builder variable life
                           insurance policy without any supplemental riders.

beneficiary(ies)           The person or persons you select to receive the
                           death benefit from this Policy. You name the primary beneficiary and contingent beneficiaries.

cash value                 The sum of your Policy's value in the subaccounts
                           and the fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds     The amount we will pay to the beneficiary(ies) on
                           the insured's death. We will reduce the death benefit proceeds by the amount of any outstanding loan amount, including accrued loan interest, and any due and unpaid monthly deductions.

decrease charge            Surrender charge that may be imposed upon a decrease
                           in specified amount during the first 15 Policy years
                           (or during the 15 years subsequent to an increase in specified amount).

fixed account              An option to which you may allocate net premiums and
                           cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate. New Jersey residents: the fixed account is NOT available to you.

free-look period           The period during which you may return the Policy
                           and receive a refund as described in this prospectus. The length of the free-look period varies by state. The free-look period is listed in the Policy.

funds Investment companies which are registered with the U.S. Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.

in force While coverage under the Policy is active and the insured's life remains insured.

initial premium            The amount you must pay before insurance coverage
                           begins under this Policy. The initial premium is shown on the schedule page of your Policy.

insured                    The person whose life is insured by this Policy.

issue age                  The insured's age on his or her birthday nearest to
                           the Policy date. When you increase the Base Policy's specified amount of insurance coverage, the issue age for the new segment of specified amount coverage is the insured's age on his or her birthday nearest the date that the increase in specified amount takes effect. This age may be different from the attained age on other segments of specified amount coverage.

lapse When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount, including accrued loan interest, and you have not made a sufficient payment by the end of a grace period.

loan reserve account       A part of the fixed account to which amounts are
                           transferred as collateral for Policy loans.

maturity date              The Policy anniversary nearest the insured's 100th
                           birthday if the insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends. You may continue coverage, at your option, under the Policy's extended maturity date benefit provision.

minimum monthly            The amount shown on your Policy schedule page that
  guarantee premium        we use during the no lapse period to determine
                           whether a grace period will begin. We will adjust the minimum monthly guarantee premium if you change death benefit options, increase or decrease the specified amount, or add, increase or decrease a rider, and you may need to pay additional premiums in order to keep the no lapse guarantee in place. A grace period will begin whenever your net surrender value is not enough to meet monthly deductions.

Monthiversary              This is the day of each month when we determine
                           Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deduction          The monthly Policy charge, plus the monthly cost of
                           insurance, plus the monthly charge for any riders added to your Policy, plus, if any, the decrease charge incurred as a result of a decrease in your specified amount.

net premium                The part of your premium that we allocate to the
                           fixed account or the subaccounts. The net premium is equal to the premium you paid minus the premium expense charge and the premium collection charge.

net surrender value        The amount we will pay you if you surrender the
                           Policy while it is in force. The net surrender value on the date you surrender is equal to: the cash value minus any surrender charge, and minus any outstanding loan amount and accrued loan interest.

no lapse date              For a Policy issued to any insured ages 0-60, the no
                           lapse date is either the anniversary on which the insured's attained age is 65 or the twentieth Policy anniversary, whichever is earlier. For a Policy issued to an insured ages 61-85, the no lapse date is the fifth Policy anniversary. The no lapse date is specified in your Policy.

no lapse period            The period of time between the Policy date and the
                           no lapse date during which the Policy will not lapse if certain conditions are met.

office Our administrative office and mailing address is P.O. Box 5068, Clearwater, Florida 33758-5068. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777. Our hours are Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time.

planned periodic           A premium payment you make in a level amount at a
premium                    fixed interval over a specified period of time.

Policy date                The date when our underwriting process is complete,
                           full life insurance coverage goes into effect, the initial premium payment has been received, and we begin to make the monthly deductions. The Policy date is shown on the schedule page of your Policy.
                           If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued. We measure Policy months, years, and anniversaries from the Policy date.

portfolio                  One of the separate investment portfolios of a fund.

premiums All payments you make under the Policy other than loan repayments.

reallocation account       That portion of the fixed account where we hold the
                           net premium(s) from the record date until the reallocation date.

reallocation date          The date we reallocate all cash value held in the
                           reallocation account to the fixed account and subaccounts you selected on your application. We place your net premium in the reallocation account only if your state requires us to return the full premium in the event you exercise your free-look right. In those states the reallocation date is the Policy date, plus the number of days in your state's free-look period, plus five days. In all other states, the reallocation date is the Policy date.

record date                The date we record your Policy on our books as an in
                           force Policy. The record date is generally the Policy date, unless the Policy is backdated.

separate account           The WRL Series Life Account. It is a separate
                           investment account that is divided into subaccounts.
                           We established the separate account to receive and invest net premiums under the Policy and other variable life insurance policies we issue.

specified amount           The minimum death benefit we will pay under the
                           Policy provided the Policy is in force. The initial specified amount is the amount shown on the Base
                           Policy's schedule page that you receive when the Policy is issued. The specified amount in force is the initial specified amount, adjusted for any increases or decreases in the Base Policy's specified amount. Other events such as a request to increase or decrease the specified amount, change in death benefit option or a cash withdrawal (if you choose Option A death benefit) may also affect the specified amount in force.

subaccount                 A subdivision of the separate account that invests
                           exclusively in shares of one investment portfolio of a fund.

surrender charge           If, during the first 15 Policy years (or during the
                           15 year period subsequent to an increase in specified amount), you fully surrender the Policy, we will deduct a surrender charge from the cash value.

termination                When the insured's life is no longer insured under
                           the Policy.

valuation date             Each day the New York Stock Exchange is open for
                           trading. Western Reserve is open for business whenever the New York Stock Exchange is open.

valuation period           The period of time over which we determine the
                           change in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (currently
                           4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York
                           Stock Exchange on the next valuation date.

we, us, our                Western Reserve Life Assurance Co. of Ohio.
  (Western Reserve)

written notice             The written notice you must sign and send us to
                           request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our office.

you, your (owner           The person entitled to exercise all rights as owner
  or policyowner)          under the Policy.

APPENDIX A
WEALTH INDICES OF INVESTMENTS IN THE U.S. CAPITAL MARKET

         The information below graphically depicts the growth of $1.00 invested in large company stocks, small company stocks, long-term government bonds, Treasury bills, and hypothetical asset returning the inflation rate over the period from the end of 1925 to the end of 2001. All results assume reinvestment of dividends on stocks or coupons on bonds and no taxes. Transaction costs are not included, except in the small stock index starting in 1982.

         Each of the cumulative index values is initialized at $1.00 at year-end 1925. The graph illustrates that large company stocks and small company stocks have the best performance over the entire 76-year period: investments of $1.00 in these assets would have grown to $2,279.13 and $7,860.05, respectively, by year-end 2001. This higher growth was achieved by investments involving substantial risk. In contrast, long-term government bonds (with an approximate 20-year maturity), which exposed the holder to much less risk, grew to only $50.66.

         The lowest-risk strategy over the past 76 years (for those with short-term time horizons) was to buy U.S. Treasury bills. Since U.S. Treasury bills tended to track inflation, the resulting real (inflation-adjusted) returns were near zero for the entire 1925 - 2001 period.

                     GRAPH TO BE PROVIDED IN NEXT AMENDMENT




                   COMPOUND ANNUAL RATES OF RETURN BY DECADE


                                 1920S*   1930S    1940S    1950S    1960S    1970S   1980S    1990S   2000S**   1992-01

Large Company..............       19.2%   -0.1%     9.2%    19.4%     7.8%     5.9%   17.5%    18.2%   -10.5%    12.9%
Small Company..............       -4.5     1.4     20.7     16.9     15.5     11.5    15.8     15.1      8.8     15.6
Long-Term Corp.............        5.2     6.9      2.7      1.0      1.7      6.2    13.0      8.3     11.8      8.1
Long-Term Govt.............        5.0     4.9      3.2     -0.1      1.4      5.5    12.6      9.0     12.2      8.7
Inter-Term Govt............        4.2     4.6      1.8      1.3      3.5      7.0    11.9      7.2     10.1      6.7
Treasury Bills.............        3.7     0.6      0.4      1.9      3.9      6.3     8.9      4.9      4.9      4.6
Inflation..................       -1.1    -2.0      5.4      2.2      2.5      7.4     5.1      2.9      2.5      2.5

*        Based on the period 1926-1929.

**       Based on the period 2000-2001.

Used with permission. 2002 Ibbotson Associates, Inc. All rights reserved. [Certain portions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

APPENDIX B
SURRENDER CHARGE PER THOUSAND
(BASED ON THE GENDER AND RATE CLASS OF THE INSURED)


                   MALE               MALE              MALE/            FEMALE               FEMALE
ISSUE        ULTIMATE SELECT/   ULTIMATE STANDARD/      FEMALE      ULTIMATE SELECT/    ULTIMATE STANDARD/
AGE               SELECT            STANDARD           JUVENILE          SELECT              STANDARD

0                   N/A                N/A              11.76              N/A                   N/A
1                   N/A                N/A               8.16              N/A                   N/A
2                   N/A                N/A               8.16              N/A                   N/A
3                   N/A                N/A               7.92              N/A                   N/A
4                   N/A                N/A               7.68              N/A                   N/A
5                   N/A                N/A               7.68              N/A                   N/A
6                   N/A                N/A               7.68              N/A                   N/A
7                   N/A                N/A               7.68              N/A                   N/A
8                   N/A                N/A               7.68              N/A                   N/A
9                   N/A                N/A               7.68              N/A                   N/A
10                  N/A                N/A               7.68              N/A                   N/A
11                  N/A                N/A               7.68              N/A                   N/A
12                  N/A                N/A               7.68              N/A                   N/A
13                  N/A                N/A               7.92              N/A                   N/A
14                  N/A                N/A               8.16              N/A                   N/A
15                  N/A                N/A               8.40              N/A                   N/A
16                  N/A                N/A               8.52              N/A                   N/A
17                  N/A                N/A               8.88              N/A                   N/A
18                 8.72               9.20                                8.72                  9.20
19                 8.84               9.32                                8.84                  9.32
20                 8.96               9.44                                8.96                  9.44
21                 9.16               9.88                                9.16                  9.64
22                 9.32               10.04                               9.32                  9.80
23                 9.52               10.24                               9.52                 10.00
24                 9.68               10.40                               9.68                 10.40
25                 9.88               10.84                               9.88                 10.60
26                10.56               11.28                              10.32                 11.04
27                11.00               11.72                              10.76                 11.48
28                11.40               12.12                              11.16                 12.12
29                12.08               12.80                              11.84                 12.56
30                12.52               13.24                              12.28                 13.00
31                13.04               14.00                              12.80                 13.52
32                13.76               14.48                              13.52                 14.24
33                14.28               15.24                              14.04                 14.76
34                14.76               15.96                              14.52                 15.48
35                15.52               16.48                              15.28                 16.00
36                16.20               17.40                              15.96                 16.92
37                17.20               18.40                              16.72                 17.92
38                18.12               19.56                              17.64                 18.60
39                19.08               20.76                              18.36                 19.56

                   MALE               MALE               FEMALE               FEMALE
ISSUE        ULTIMATE SELECT/   ULTIMATE STANDARD/  ULTIMATE SELECT/    ULTIMATE STANDARD/
AGE               SELECT            STANDARD             SELECT              STANDARD

40               20.28                21.96              19.32                  20.52
41               21.64                23.56              20.68                  22.12
42               23.08                25.24              22.12                  23.80
43               24.44                27.08              23.15                  25.40
44               26.04                29.16              23.86                  26.96
45               27.44                31.04              24.59                  27.83
46               28.72                32.80              25.38                  28.76
47               29.84                34.56              26.22                  29.73
48               31.00                36.32              27.11                  30.75
49               32.24                38.32              28.04                  31.84
50               33.56                40.56              29.05                  32.99
51               34.98                42.56              30.11                  34.20
52               36.49                45.24              31.24                  35.48
53               38.10                47.68              32.45                  36.84
54               39.83                50.84              33.72                  38.28
55               41.68                53.28              35.09                  39.79
56               43.63                55.79              36.54                  41.39
57               45.74                57.00              38.08                  43.06
58               47.98                57.00              39.74                  44.88
59               50.38                57.00              41.54                  46.85
60               52.97                57.00              43.47                  48.97
61               55.74                57.00              45.57                  51.26
62               57.00                57.00              47.82                  53.73
63               57.00                57.00              50.26                  56.41
64               57.00                57.00              52.88                  57.00
65               57.00                57.00              55.68                  57.00
66 and over      57.00                57.00              57.00                  57.00

PROSPECTUS BACK COVER

PERSONALIZED ILLUSTRATIONS OF POLICY BENEFITS

         In order to help you understand how your Policy values could vary over time under different sets of assumptions, we will provide you, without charge, with certain personalized hypothetical illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount band, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations also will reflect the arithmetic average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

INQUIRIES

         To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The SAI has been filed with the SEC and is incorporated herein by reference. The table of contents of the SAI is included near the end of this prospectus.

         For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our office at:

                  Western Reserve Life
                  P.O. Box 5068
                  Clearwater, Florida 33758-5068
                  1-800-851-9777
                  Facsimile: 1-727-299-1648
                  (Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time) www.westernreserve.com

         More information about the Registrant (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, please contact the SEC at 202-942-8090. You may also obtain copies of reports and other information about the Registrant on the SEC's website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, D.C. 20549-0102. The Registrant's file numbers are listed below.





SEC File No. 333-58322/811-4420




AG08205-05/03

                                     PART B

                           INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2003

                         WRL FREEDOM ELITE BUILDER(SM)
                                 ISSUED THROUGH
                             WRL SERIES LIFE ACCOUNT
                                       BY
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                              570 CARILLON PARKWAY
                          ST. PETERSBURG, FLORIDA 33716
                                 1-800-851-9777
                                 (727) 299-1800

This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the WRL Freedom Elite BuilderSM flexible premium variable life insurance policy offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2003 by calling 1-800-851-9777 (Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time), or by writing to the administrative office at, Western Reserve Life, P.O. Box 5068, Clearwater, Florida 33758-5068. The prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in this SAI have the same meanings as in the prospectus for the Policy.

  THIS SAI IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR THE POLICY AND THE AEGON/TRANSAMERICA SERIES FUND, INC. AND
                  FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS.

TABLE OF CONTENTS

Glossary .................................................................................       1
The Policy - General Provisions ..........................................................       4
               Ownership Rights ..........................................................       4
               Our Right to Contest the Policy ...........................................       5
               Suicide Exclusion .........................................................       5
               Misstatement of Age or Gender .............................................       5
               Modifying the Policy ......................................................       5
               Mixed and Shared Funding ..................................................       5
               Addition, Deletion, or Substitution of Investments ........................       6
Additional Information ...................................................................       6
               Settlement Options ........................................................       6
               Additional Information about Western Reserve and the Separate Account .....       7
               Legal Matters .............................................................       8
               Variations in Policy Provisions ...........................................       8
               Personalized Illustrations of Policy Benefits .............................       8
               Sale of the Policies ......................................................       8
               Reports to Owners .........................................................       9
               Records ...................................................................       9
               Experts ...................................................................       9
               Financial Statements ......................................................      10
Underwriters .............................................................................      10
               Underwriting Standards ....................................................      10
IMSA .....................................................................................      10
Performance Data .........................................................................      11
               Other Performance Data in Advertising Sales Literature ....................      11
               Western Reserve's Published Ratings .......................................      11
Index to Financial Statements ............................................................      11
               WRL Series Life Account ...................................................      12
               Western Reserve Life Assurance Co. of Ohio ................................      62

GLOSSARY

accounts The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

attained age               The issue age of the person insured, plus the number
                           of completed years since the Policy date (for the initial specified amount) or the date of each increase in specified amount.

Base Policy                The WRL Freedom Elite Builder variable life insurance
                           policy without any supplemental riders.

beneficiary(ies)           The person or persons you select to receive the death
                           benefit from this Policy. You name the primary beneficiary and contingent beneficiaries.

cash value                 The sum of your Policy's value in the subaccounts and
                           the fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds     The amount we will pay to the beneficiary(ies) on the
                           insured's death. We will reduce the death benefit proceeds by the amount of any outstanding loan amount, including any accrued loan interest, and any due and unpaid monthly deductions.

decrease charge            Surrender charge that may be imposed upon a decrease
                           in specified amount during the first 15 Policy years
                           (or during the 15 years subsequent to an increase in specified amount).

fixed account              An option to which you may allocate net premiums and
                           cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate. New Jersey residents: the fixed account is NOT available to you.

free-look period           The period during which you may return the Policy and
                           receive a refund as described in the prospectus. The length of the free-look period varies by state. The free-look period is listed in the Policy.

funds Investment companies which are registered with the U.S. Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.

in force While coverage under the Policy is active and the insured's life remains insured.

initial premium            The amount you must pay before insurance coverage
                           begins under this Policy. The initial premium is shown on the schedule page of your Policy.

insured                    The person whose life is insured by this Policy.

issue age                  The insured's age on his or her birthday nearest to
                           the Policy date. When you increase the Base Policy's specified amount of insurance coverage, the issue age for the new segment of specified amount coverage is the insured's age on his or her birthday nearest the date that the increase in specified amount takes effect. This age may be different from the attained age on other segments of specified amount coverage.

lapse When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount, and you have not made a sufficient payment by the end of a grace period.

loan reserve account       A part of the fixed account to which amounts are
                           transferred as collateral for Policy loans.

maturity date              The Policy anniversary nearest the insured's 100th
                           birthday if the insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends. You may continue coverage, at your option, under the Policy's extended maturity date benefit provision.

minimum monthly            The amount shown on your Policy schedule page that we
  guarantee premium        use during the no lapse period to determine whether
                           a grace period will begin. We will adjust the minimum monthly guarantee premium if you change death benefit options, increase or decrease the specified amount, or add, increase or decrease a rider, and you may need to pay additional premiums in order to keep the no lapse guarantee in place. A grace period will begin whenever your net surrender value is not enough to meet monthly deductions.

Monthiversary              This is the day of each month when we determine
                           Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deduction          The monthly Policy charge, plus the monthly cost of
                           insurance, plus the monthly charge for any riders added to your Policy, plus, if any, the decrease charge incurred as a result of a decrease in your specified amount.

net premium                The part of your premium that we allocate to the
                           fixed account or the subaccounts. The net premium is equal to the premium you paid minus the premium expense charge and the premium collection charge.

net surrender value        The amount we will pay you if you surrender the
                           Policy while it is in force. The net surrender value on the date you surrender is equal to: the cash value minus any surrender charge, and minus any outstanding loan amount and accrued loan interest.

no lapse date              For a Policy issued to any insured ages 0-60, the no
                           lapse date is either the anniversary on which the insured's attained age is 65 or the twentieth Policy anniversary, whichever is earlier. For a Policy issued to an insured ages 61-85, the no lapse date is the fifth Policy anniversary. The no lapse date is specified in your Policy.

no lapse period            The period of time between the Policy date and the no
                           lapse date during which the Policy will not lapse if certain conditions are met.

office                     Our administrative office and mailing address is P.O.
                           Box 5068, Clearwater, Florida 33758-5068. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777. Our hours are Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time.

planned periodic           A premium payment you make in a level amount at a
premium                    fixed interval over a specified period of time.

Policy date                The date when our underwriting process is complete,
                           full life insurance coverage goes into effect, the initial premium payment has been received, and we begin to make the monthly deductions. The Policy date is shown on the schedule page of your Policy. If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued. We measure Policy months, years, and anniversaries from the Policy date.

portfolio                  One of the separate investment portfolios of a fund.

premiums All payments you make under the Policy other than loan repayments.

reallocation account       That portion of the fixed account where we hold the
                           net premium(s) from the record date until the reallocation date.

reallocation date          The date we reallocate all cash value held in the
                           reallocation account to the fixed account and subaccounts you selected on your application. We place your net premium in the reallocation account only if your state requires us to return the full premium in the event you exercise your free-look right. In those states the reallocation date is the Policy date, plus the number of days in your state's free-look period, plus five days. In all other states, the reallocation date is the Policy date.

record date                The date we record your Policy on our books as an in
                           force Policy. The record date is generally the Policy date, unless the Policy is backdated.

separate account           The WRL Series Life Account. It is a separate
                           investment account that is divided into subaccounts.
                           We established the separate account to receive and invest net premiums under the Policy and other variable life insurance policies we issue.

specified amount           The minimum death benefit we will pay under the
                           Policy provided the Policy is in force. The initial specified amount is the amount shown on the Base
                           Policy's schedule page that you receive when the Policy is issued. The specified amount in force is the initial specified amount, adjusted for any increases or decreases in the Base Policy's specified amount. Other events such as a request to increase or decrease the specified amount, change in death benefit option or a cash withdrawal (if you choose
                           Option A death benefit) may also affect the specified amount in force.

subaccount                 A subdivision of the separate account that invests
                           exclusively in shares of one investment portfolio of a fund.

surrender charge           If, during the first 15 Policy years (or during the
                           15 year period subsequent to an increase in specified amount), you fully surrender the Policy, we will deduct a surrender charge from the cash value.

termination                When the insured's life is no longer insured under
                           the Policy.

valuation date             Each day the New York Stock Exchange is open for
                           trading. Western Reserve is open for business whenever the New York Stock Exchange is open.

valuation period           The period of time over which we determine the change
                           in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.

we, us, our                Western Reserve Life Assurance Co. of Ohio.
  (Western Reserve)

written notice             The written notice you must sign and send us to
                           request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our office.

you, your (owner           The person entitled to exercise all rights as owner
  or policyowner)          under the Policy.

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Policy, which may be of interest to a prospective purchaser.

THE POLICY - GENERAL PROVISIONS

OWNERSHIP RIGHTS

         The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

CHANGING THE OWNER                  -        Change the owner by providing
                                             written notice to us at our office
                                             at any time while the insured is
                                             alive and the Policy is in force.
                                    -        Change is effective as of the date
                                             that the written  notice is
                                             accepted by us at our office.
                                    -        Changing the owner does not
                                             automatically change the
                                             beneficiary.
                                    -        Signature of the owner's spouse is
                                             required if the owner is a resident
                                             of California, Nevada or
                                             Washington.
                                    -        Changing the owner may have tax
                                             consequences. You should consult a
                                             tax advisor before changing the
                                             owner.
                                    -        We are not liable for payments we
                                             made before we received the written
                                             notice at our office.

CHOOSING THE BENEFICIARY            -        The owner designates the
                                             beneficiary (the person to receive
                                             the death benefit when the insured
                                             dies) in the application.
                                    -        If the owner designates more than
                                             one beneficiary, then each
                                             beneficiary shares equally in any
                                             death benefit proceeds unless the
                                             beneficiary designation states
                                             otherwise.
                                    -        If the beneficiary dies before the
                                             insured, then any contingent
                                             beneficiary becomes the
                                             beneficiary.
                                    -        If both the beneficiary and
                                             contingent beneficiary die before
                                             the insured, then the death benefit
                                             will be paid to the owner or the
                                             owner's estate upon the insured's
                                             death.

CHANGING THE BENEFICIARY            -        The owner changes the beneficiary
                                             by providing written notice to us
                                             at our office.
                                    -        Change is effective as of the date
                                             the owner signs the written notice.
                                    -        Signature of the owner's spouse is
                                             required if the owner is a resident
                                             of California, Nevada or
                                             Washington.
                                    -        We are not liable for any payments
                                             we made before we received the
                                             written notice at our office.

ASSIGNING THE POLICY                -        The owner may assign Policy rights
                                             while the insured is alive.
                                    -        Signature of the owner's spouse is
                                             required if the owner is a resident
                                             of California, Nevada or
                                             Washington.
                                    -        The owner retains any ownership
                                             rights that are not assigned.
                                    -        Assignee may not change the owner
                                             or the beneficiary, and may not
                                             elect or change an optional method
                                             of payment. Any amount payable to
                                             the assignee will be paid in a lump
                                             sum.
                                    -        Claims under any assignment are
                                             subject to proof of interest and
                                             the extent of the assignment.

                                    -        We are not:
                                             -        bound by any assignment
                                                      unless we receive a
                                                      written notice of the
                                                      assignment at our office;
                                             -        responsible for the
                                                      validity of any
                                                      assignment;
                                             -        liable for any payment we
                                                      made before we received
                                                      written notice of the
                                                      assignment at our office;
                                                      or
                                             -        bound by any assignment
                                                      which results in adverse
                                                      tax consequences to the
                                                      owner, insured(s) or
                                                      beneficiary(ies).
                                    -        Assigning the Policy may have tax
                                             consequences. You should consult a
                                             tax advisor before assigning the
                                             Policy.

OUR RIGHT TO CONTEST THE POLICY

         In issuing this Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.

         A new two year contestability period shall apply to each increase in specified amount beginning on the effective date of each increase and will apply only to statements made in the application for the increase.

         In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement.

SUICIDE EXCLUSION

         If the insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date, if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount, and less any cash withdrawals. We will pay this amount to the beneficiary in one sum.

         If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in specified amount, our liability with respect to such increase will be its cost of insurance.

MISSTATEMENT OF AGE OR GENDER

         If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.

MODIFYING THE POLICY

         Only our President or Secretary may modify this Policy or waive any of our rights or requirements under this Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in this Policy.

         If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

MIXED AND SHARED FUNDING

         In addition to the separate account, shares of the portfolios are also sold to other separate accounts that we (or our affiliates) establish to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Neither the funds nor we currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners. However, the funds' Board of Directors/Trustees will monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws,
(2) changes in federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners.

         If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

         We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the separate account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the separate account securities from other portfolios. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

         We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

         In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act,
(2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

ADDITIONAL INFORMATION

SETTLEMENT OPTIONS

         If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below. In either event, life insurance coverage ends. Also, when the insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options. If the regular payment under a settlement option would be less than $100, we will instead pay the proceeds in one lump sum. We may make other settlement options available in the future.

         Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured's date of death.

         Under any settlement option, the dollar amount of each payment will depend on four things:

         - the amount of the surrender on the surrender date or death benefit proceeds on the insured's date of death;

         - the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%);

         -        the mortality tables we use; and

         -        the specific payment option(s) you choose.

OPTION 1--EQUAL MONTHLY                      -        We will pay the proceeds,
INSTALLMENTS FOR A FIXED PERIOD                       plus interest, in equal
                                                      monthly installments for
                                                      a fixed period of your
                                                      choice, but not longer
                                                      than 240 months.
                                             -        We will stop making
                                                      payments once we have
                                                      made all the payments for
                                                      the period selected.

OPTION 2--EQUAL MONTHLY INSTALLMENTS FOR     At your or the beneficiary's
LIFE (LIFE INCOME)                           direction, we will make equal
                                             monthly installments:
                                             -        only for the life of the
                                                      payee, at the end of which
                                                      payments will end; or
                                             -        for the longer of the
                                                      payee's life, or for 10
                                                      years if the payee dies
                                                      before the end of the
                                                      first 10 years of
                                                      payments; or
                                             -        for the longer of the
                                                      payee's life, or until the
                                                      total amount of all
                                                      payments we have made
                                                      equals the proceeds that
                                                      were applied to the
                                                      settlement option.

OPTION 3--EQUAL MONTHLY INSTALLMENTS FOR     -        We will make equal monthly
THE LIFE OF THE PAYEE AND THEN TO A                   payments during the joint
DESIGNATED SURVIVOR (JOINT SURVIVOR)                  lifetime of two persons,
                                                      first to a chosen payee,
                                                      and then to a co-payee, if
                                                      living, upon the death of
                                                      the payee.
                                             -        Payments to the co-payee,
                                                      if living, upon the
                                                      payee's death will equal
                                                      either:
                                                      -        the full amount
                                                               paid to the payee
                                                               before the
                                                               payee's death; or
                                                      -        two-thirds of the
                                                               amount paid to
                                                               the payee before
                                                               the payee's
                                                               death.
                                             -        All payments will cease
                                                      upon the death of the
                                                      co-payee.

ADDITIONAL INFORMATION ABOUT WESTERN RESERVE AND THE SEPARATE ACCOUNT

         Western Reserve is a stock life insurance company that is wholly-owned by First AUSA Life Insurance Company, which, in turn, is wholly-owned indirectly by AEGON USA, Inc., which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. Western Reserve's office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202 and the mailing address is P.O. Box 5068, Clearwater, Florida 33758-5068.

         Western Reserve was incorporated in 1957 under the laws of Ohio and is subject to regulation by the Insurance Department of the State of Ohio, as well as by the insurance departments of all other states and jurisdictions in which it does business. Western Reserve is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, and in the District of Columbia. Western Reserve submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

         Western Reserve established the separate account as a separate investment account under Ohio law in 1985. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Western Reserve, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

         Western Reserve holds the assets of the separate account physically segregated and apart from the general account. Western Reserve maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million.

LEGAL MATTERS

         Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws. All matters of Ohio law pertaining to the Policy have been passed upon by Thomas E. Pierpan, Senior Vice President, General Counsel and Assistant Secretary of Western Reserve.

VARIATIONS IN POLICY PROVISIONS

         Certain provisions of the Policy may vary from the descriptions in the prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include restrictions on use of the fixed account and different interest rates charged and credited on Policy loans. Please refer to your Policy, since any variations will be included in your Policy or in riders or endorsements attached to your Policy.

PERSONALIZED ILLUSTRATIONS OF POLICY BENEFITS

         In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

         The illustrations also will reflect the average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

SALE OF THE POLICIES

         The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with Western Reserve and AFSG Securities Corporation ("AFSG"), the principal underwriter of the Policy. Both AFSG and Western Reserve are indirect subsidiaries of AEGON U.S. Corporation. AFSG is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AFSG was organized on March 12, 1986 under the laws of the State of Pennsylvania. The Principal Underwriting Agreement between AFSG and Western Reserve on behalf of its separate account went into effect May 1, 1999. More information about AFSG is available at http://www.nasdr.com or by calling 1-800-289-9999. The sales commission payable to Western Reserve agents or other registered representatives may vary with the sales agreement, but it is not expected to be greater than:

         - 65% of all premiums you make during the first Policy year, PLUS

         -        2.5% of all premiums you make during Policy years 2 - 10.

We will pay an additional trail commission of up to 0.15% of the Policy's cash value on the fifth Policy anniversary and each anniversary thereafter where the cash value (minus amounts attributable to loans) equals at least $5,000. Sales commissions may also be payable on premiums paid as a result of an increase in specified amount. In addition, certain production, persistency and managerial bonuses may be paid.

         To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Payments may also be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

         We intend to recoup commissions and other sales expenses through: the premium expense charge, the cost of insurance charge, the mortality and expense risk charge, and earnings on amounts allocated under the Policies to the fixed account and the loan account. Commissions paid on sales of the Policies, including other sales incentives, are not directly charged to policyowners.

         We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the policyowners or the separate account.

         AFSG Securities Corporation, the principal underwriter for the Policy, will receive the 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Policies as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Policies as compensation for providing certain recordkeeping services.

         During fiscal years 2002, 2001 and 2000, AFSG received $______________, $56,595,212 and $113,821,344, respectively, as sales compensation with respect to the Policies. No amounts were retained by AFSG.

REPORTS TO OWNERS

         At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

|X|     the current cash value                        |X|       any activity since the last report
|X|     the current net surrender value               |X|       projected values
|X|     the current death benefit                     |X|       investment experience of each subaccount
|X|     outstanding loans                             |X|       any other information required by law

         You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

RECORDS

         We will maintain all records relating to the separate account and the fixed account.

EXPERTS

         The financial statements of WRL Series Life Account at December 31, 2002 and for the periods indicated thereon, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

         The statutory-basis financial statements and schedules of Western Reserve at December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, appearing in this Statement of Additional Information and

Registration Statement have been audited by Ernst & Young LLP, located at 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

         Actuarial matters included in this SAI have been examined by Lorne Schinbein, Vice President and Managing Actuary of Western Reserve, as stated in the opinion filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

         Western Reserve's financial statements and schedules appear on the following pages. These financial statements and schedules should be distinguished from the separate account's financial statements and you should consider these financial statements and schedules only as bearing upon Western Reserve's ability to meet our obligations under the Policies. You should not consider our financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

         Western Reserve's financial statements and schedules at December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, have been prepared on the basis of statutory accounting principles rather than accounting principles generally accepted in the United States.

UNDERWRITERS

UNDERWRITING STANDARDS

         This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

         Your cost of insurance charge will vary by the insured's gender, issue age on the Policy date, issue age at the time of any increase in specified amount, rate band, length of time from the Policy date or from the date of any increase in specified amount, and rate class. We currently place insureds into the following rate classes:

         -        ultimate select (preferred) non-tobacco use;

         -        select (non-preferred) non-tobacco use;

         -        ultimate standard (preferred) tobacco use;

         -        standard (non-preferred) tobacco use; and

         -        juvenile-under 18.

         We also place insureds in various sub-standard rate classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco. We currently charge lower cost of insurance rates for insureds who are in an "ultimate class." An ultimate class is only available if our underwriting guidelines require you to take a blood test because of the specified amount you have chosen.

IMSA

         We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 240-497-2900.

PERFORMANCE DATA

OTHER PERFORMANCE DATA IN ADVERTISING SALES LITERATURE

         We may compare each subaccount's performance to the performance of:

         -        other variable life issuers in general;

         - variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

                  - Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

         - the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;

                  - unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or

         -        other types of investments, such as:

                  -        certificates of deposit;

                  -        savings accounts and U.S. Treasuries;

                  - certain interest rate and inflation indices (e.g., the Consumer Price Index); or

                  - indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

WESTERN RESERVE'S PUBLISHED RATINGS

         We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

INDEX TO FINANCIAL STATEMENTS

WRL SERIES LIFE ACCOUNT:
         Report of Independent Auditors, dated January 31, 2003
         Statements of Assets and Liabilities at December 31, 2002
         Statements of Operations for the year ended December 31, 2002 Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
         Notes to the Financial Statements

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
         Report of Independent Auditors, dated February __, 2003
         Statutory-Basis Balance Sheets at December 31, 2002 and 2001 Statutory-Basis Statements of Operations for the years ended December 31, 2002, 2001 and 2000
         Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2002, 2001 and 2000
         Statutory-Basis Statements of Cash Flow for the years ended December 31, 2002, 2001 and 2000
         Notes to Financial Statements--Statutory-Basis
         Statutory-Basis Financial Statement Schedules

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Policy Owners
  of the WRL Series Life Account
Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Life Account (the "Separate Account," a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Life Account at December 31, 2002, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

                                    /s/ ERNST & YOUNG LLP
Des Moines, Iowa
January 31, 2003

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                                                               WRL
                                                   WRL            WRL            WRL            WRL            LKCM
                                               TRANSAMERICA      AEGON          JANUS          JANUS        STRATEGIC
                                               MONEY MARKET       BOND          GROWTH         GLOBAL      TOTAL RETURN
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
ASSETS:
  Investment in securities:
     Number of shares........................      93,408          4,831          20,721        16,624          6,385
                                                 ========       ========     ===========     =========       ========
     Cost....................................    $ 93,408       $ 57,478     $ 1,014,354     $ 409,780       $ 96,728
                                                 ========       ========     ===========     =========       ========
  Investment, at net asset value.............    $ 93,408       $ 61,263     $   474,095     $ 218,777       $ 79,807
  Dividend receivable........................           3              0               0             0              0
  Transfers receivable from depositor........           0             48               0             0              3
                                                 --------       --------     -----------     ---------       --------
     Total assets............................      93,411         61,311         474,095       218,777         79,810
                                                 --------       --------     -----------     ---------       --------
LIABILITIES:
  Accrued expenses...........................           0              0               0             0              0
  Transfers payable to depositor.............          23              0              87            12              0
                                                 --------       --------     -----------     ---------       --------
     Total liabilities.......................          23              0              87            12              0
                                                 --------       --------     -----------     ---------       --------
     Net assets..............................    $ 93,388       $ 61,311     $   474,008     $ 218,765       $ 79,810
                                                 ========       ========     ===========     =========       ========
NET ASSETS CONSISTS OF:
  Policy owners' equity......................    $ 93,388       $ 61,311     $   474,008     $ 218,765       $ 79,810
  Depositor's equity.........................           0              0               0             0              0
                                                 --------       --------     -----------     ---------       --------
     Net assets applicable to units
       outstanding...........................    $ 93,388       $ 61,311     $   474,008     $ 218,765       $ 79,810
                                                 ========       ========     ===========     =========       ========
  Policy owners' units.......................       4,901          2,171           9,348        12,274          4,266
  Depositor's units..........................           0              0               0             0              0
                                                 --------       --------     -----------     ---------       --------
     Units outstanding.......................       4,901          2,171           9,348        12,274          4,266
                                                 ========       ========     ===========     =========       ========
     Accumulation unit value.................    $  19.06       $  28.24     $     50.70     $   17.82       $  18.71
                                                 ========       ========     ===========     =========       ========

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                  WRL           WRL            WRL            WRL
                                               VAN KAMPEN      ALGER        FEDERATED     TRANSAMERICA       WRL
                                                EMERGING     AGGRESSIVE      GROWTH &        VALUE         PBHG/NWQ
                                                 GROWTH        GROWTH         INCOME        BALANCED     VALUE SELECT
                                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................     19,306        15,381          5,512          5,229          2,617
                                               =========     =========       ========       ========       ========
    Cost.....................................  $ 514,880     $ 322,194       $ 78,860       $ 68,625       $ 35,296
                                               =========     =========       ========       ========       ========
  Investment, at net asset value.............  $ 250,972     $ 164,884       $ 79,092       $ 55,745       $ 30,437
  Dividend receivable........................          0             0              0              0              0
  Transfers receivable from depositor........          0             0            118             17              0
                                               ---------     ---------       --------       --------       --------
    Total assets.............................    250,972       164,884         79,210         55,762         30,437
                                               ---------     ---------       --------       --------       --------
LIABILITIES:
  Accrued expenses...........................          0             0              0              0              0
  Transfers payable to depositor.............         13            27              0              0            148
                                               ---------     ---------       --------       --------       --------
    Total liabilities........................         13            27              0              0            148
                                               ---------     ---------       --------       --------       --------
    Net assets...............................  $ 250,959     $ 164,857       $ 79,210       $ 55,762       $ 30,289
                                               =========     =========       ========       ========       ========
NET ASSETS CONSISTS OF:
  Policy owners' equity......................  $ 250,959     $ 164,857       $ 79,210       $ 55,762       $ 30,289
  Depositor's equity.........................          0             0              0              0              0
                                               ---------     ---------       --------       --------       --------
    Net assets applicable to units
      outstanding............................  $ 250,959     $ 164,857       $ 79,210       $ 55,762       $ 30,289
                                               =========     =========       ========       ========       ========
  Policy owners' units.......................     10,076        10,072          3,465          3,535          2,278
  Depositor's units..........................          0             0              0              0              0
                                               ---------     ---------       --------       --------       --------
    Units outstanding........................     10,076        10,072          3,465          3,535          2,278
                                               =========     =========       ========       ========       ========
    Accumulation unit value..................  $   24.91     $   16.37       $  22.86       $  15.77       $  13.30
                                               =========     =========       ========       ========       ========

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                    WRL                             WRL             WRL
                                                 AMERICAN           WRL            THIRD          CLARION           WRL
                                                  CENTURY           GE            AVENUE        REAL ESTATE       MARSICO
                                               INTERNATIONAL    U.S. EQUITY        VALUE        SECURITIES        GROWTH
                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................       1,326           2,480             3,042          1,700            664
                                                 ========        ========       ===========      =========       ========
    Cost.....................................    $ 11,549        $ 36,268       $    42,642      $  19,813       $  5,021
                                                 ========        ========       ===========      =========       ========
  Investment, at net asset value.............    $  7,972        $ 26,762       $    37,689      $  19,392       $  4,460
  Dividend receivable........................           0               0                 0              0              0
  Transfers receivable from depositor........           2              12                 0            172              4
                                                 --------        --------       -----------      ---------       --------
    Total assets.............................       7,974          26,774            37,689         19,564          4,464
                                                 --------        --------       -----------      ---------       --------
LIABILITIES:
  Accrued expenses...........................           0               0                 0              0              0
  Transfers payable to depositor.............           0               0                33              0              0
                                                 --------        --------       -----------      ---------       --------
    Total liabilities........................           0               0                33              0              0
                                                 --------        --------       -----------      ---------       --------
    Net assets...............................    $  7,974        $ 26,774       $    37,656      $  19,564       $  4,464
                                                 ========        ========       ===========      =========       ========
NET ASSETS CONSISTS OF:
  Policy owners' equity......................    $  7,974        $ 26,774       $    37,656      $  19,564       $  4,464
  Depositor's equity.........................           0               0                 0              0              0
                                                 --------        --------       -----------      ---------       --------
    Net assets applicable to units
      outstanding............................    $  7,974        $ 26,774       $    37,656      $  19,564       $  4,464
                                                 ========        ========       ===========      =========       ========
  Policy owners' units.......................       1,082           2,109             2,882          1,671            694
  Depositor's units..........................           0               0                 0              0              0
                                                 --------        --------       -----------      ---------       --------
    Units outstanding........................       1,082           2,109             2,882          1,671            694
                                                 ========        ========       ===========      =========       ========
    Accumulation unit value..................    $   7.37        $  12.70       $     13.07      $   11.71       $   6.43
                                                 ========        ========       ===========      =========       ========

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                               WRL
                                                             T. ROWE        WRL                       WRL
                                                  WRL         PRICE       T. ROWE        WRL          PBHG
                                                 MUNDER      DIVIDEND      PRICE       SALOMON      MID CAP
                                                 NET50        GROWTH     SMALL CAP     ALL CAP       GROWTH
                                               SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................       490          588          837         2,843        3,760
                                                =======      =======      =======      ========     ========
    Cost.....................................   $ 2,622      $ 5,300      $ 8,264      $ 36,191     $ 51,708
                                                =======      =======      =======      ========     ========
  Investment, at net asset value.............   $ 2,435      $ 4,589      $ 6,667      $ 27,581     $ 25,982
  Dividend receivable........................         0            0            0             0            0
  Transfers receivable from depositor........         4            5            0             2           19
                                                -------      -------      -------      --------     --------
    Total assets.............................     2,439        4,594        6,667        27,583       26,001
                                                -------      -------      -------      --------     --------
LIABILITIES:
  Accrued expenses...........................         0            0            0             0            0
  Transfers payable to depositor.............         0            0            0             0            0
                                                -------      -------      -------      --------     --------
    Total liabilities........................         0            0            0             0            0
                                                -------      -------      -------      --------     --------
    Net assets...............................   $ 2,439      $ 4,594      $ 6,667      $ 27,583     $ 26,001
                                                =======      =======      =======      ========     ========
NET ASSETS CONSISTS OF:
  Policy owners' equity......................   $ 2,439      $ 4,594      $ 6,667      $ 27,583     $ 26,001
  Depositor's equity.........................         0            0            0             0            0
                                                -------      -------      -------      --------     --------
    Net assets applicable to units
      outstanding............................   $ 2,439      $ 4,594      $ 6,667      $ 27,583     $ 26,001
                                                =======      =======      =======      ========     ========
  Policy owners' units.......................       501          603          927         2,912        4,256
  Depositor's units..........................         0            0            0             0            0
                                                -------      -------      -------      --------     --------
    Units outstanding........................       501          603          927         2,912        4,256
                                                =======      =======      =======      ========     ========
    Accumulation unit value..................   $  4.87      $  7.62      $  7.20      $   9.47     $   6.11
                                                =======      =======      =======      ========     ========

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                  WRL             WRL             WRL             WRL
                                                  WRL          VALUE LINE        GREAT           GREAT           GREAT
                                                DREYFUS        AGGRESSIVE      COMPANIES -     COMPANIES -     COMPANIES -
                                                MID CAP          GROWTH        AMERICA(SM)     TECHNOLOGY(SM)  GLOBAL(2)
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................         964             213           4,596           1,957             732
                                                 ========         =======        ========         =======         =======
    Cost.....................................    $ 10,910         $ 1,581        $ 54,535         $ 7,108         $ 4,662
                                                 ========         =======        ========         =======         =======
  Investment, at net asset value.............    $  9,500         $ 1,327        $ 36,217         $ 5,147         $ 4,079
  Dividend receivable........................           0               0               0               0               0
  Transfers receivable from depositor........           0               4              19              48               5
                                                 --------         -------        --------         -------         -------
    Total assets.............................       9,500           1,331          36,236           5,195           4,084
                                                 --------         -------        --------         -------         -------
LIABILITIES:
  Accrued expenses...........................           0               0               0               0               0
  Transfers payable to depositor.............           2               0               0               0               0
                                                 --------         -------        --------         -------         -------
    Total liabilities........................           2               0               0               0               0
                                                 --------         -------        --------         -------         -------
    Net assets...............................    $  9,498         $ 1,331        $ 36,236         $ 5,195         $ 4,084
                                                 ========         =======        ========         =======         =======
NET ASSETS CONSISTS OF:
  Policy owners' equity......................    $  9,498         $ 1,210        $ 36,081         $ 5,144         $ 4,070
  Depositor's equity.........................           0             121             155              51              14
                                                 --------         -------        --------         -------         -------
    Net assets applicable to units
      outstanding............................    $  9,498         $ 1,331        $ 36,236         $ 5,195         $ 4,084
                                                 ========         =======        ========         =======         =======
  Policy owners' units.......................       1,016             199           4,663           2,003             745
  Depositor's units..........................           0              20              20              20               3
                                                 --------         -------        --------         -------         -------
    Units outstanding........................       1,016             219           4,683           2,023             748
                                                 ========         =======        ========         =======         =======
    Accumulation unit value..................    $   9.35         $  6.08        $   7.74         $  2.57         $  5.46
                                                 ========         =======        ========         =======         =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                     WRL                WRL                WRL                WRL
                                                   GABELLI              LKCM           CONSERVATIVE         MODERATE
                                                    GLOBAL            CAPITAL             ASSET              ASSET
                                                    GROWTH             GROWTH           ALLOCATION         ALLOCATION
                                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................         1,592               257                465               1,217
                                                   ========           =======            =======            ========
    Cost.....................................      $ 12,713           $ 1,172            $ 4,167            $ 10,784
                                                   ========           =======            =======            ========
  Investment, at net asset value.............      $ 10,841           $   775            $ 4,230            $ 10,725
  Dividend receivable........................             0                 0                  0                   0
  Transfers receivable from depositor........            11                 0                146                  53
                                                   --------           -------            -------            --------
    Total assets.............................        10,852               775              4,376              10,778
                                                   --------           -------            -------            --------
LIABILITIES:
  Accrued expenses...........................             0                 0                  0                   0
  Transfers payable to depositor.............             0                 0                  0                   0
                                                   --------           -------            -------            --------
    Total liabilities........................             0                 0                  0                   0
                                                   --------           -------            -------            --------
    Net assets...............................      $ 10,852           $   775            $ 4,376            $ 10,778
                                                   ========           =======            =======            ========
NET ASSETS CONSISTS OF:
  Policy owners' equity......................      $ 10,836           $   768            $ 4,353            $ 10,756
  Depositor's equity.........................            16                 7                 23                  22
                                                   --------           -------            -------            --------
    Net assets applicable to units
      outstanding............................      $ 10,852           $   775            $ 4,376            $ 10,778
                                                   ========           =======            =======            ========
  Policy owners' units.......................         1,616               268                481               1,228
  Depositor's units..........................             3                 3                  3                   3
                                                   --------           -------            -------            --------
    Units outstanding........................         1,619               271                484               1,231
                                                   ========           =======            =======            ========
    Accumulation unit value..................      $   6.70           $  2.86            $  9.04            $   8.76
                                                   ========           =======            =======            ========

                                                     WRL
                                                  MODERATELY
                                                  AGGRESSIVE
                                               ASSET ALLOCATION
                                                  SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................         1,760
                                                   ========
    Cost.....................................      $ 15,204
                                                   ========
  Investment, at net asset value.............      $ 14,996
  Dividend receivable........................             0
  Transfers receivable from depositor........            58
                                                   --------
    Total assets.............................        15,054
                                                   --------
LIABILITIES:
  Accrued expenses...........................             0
  Transfers payable to depositor.............             0
                                                   --------
    Total liabilities........................             0
                                                   --------
    Net assets...............................      $ 15,054
                                                   ========
NET ASSETS CONSISTS OF:
  Policy owners' equity......................      $ 15,033
  Depositor's equity.........................            21
                                                   --------
    Net assets applicable to units
      outstanding............................      $ 15,054
                                                   ========
  Policy owners' units.......................         1,775
  Depositor's units..........................             3
                                                   --------
    Units outstanding........................         1,778
                                                   ========
    Accumulation unit value..................      $   8.47
                                                   ========

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                   WRL                                          WRL
                                                AGGRESSIVE        WRL            WRL        TRANSAMERICA       WRL
                                                  ASSET          PIMCO          JANUS       CONVERTIBLE    TRANSAMERICA
                                                ALLOCATION    TOTAL RETURN     BALANCED      SECURITIES       EQUITY
                                                SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................        825            695            251             33            199
                                                 =======        =======        =======        =======        =======
    Cost.....................................    $ 6,952        $ 7,086        $ 2,385        $   314        $ 2,767
                                                 =======        =======        =======        =======        =======
  Investment, at net asset value.............    $ 6,740        $ 7,380        $ 2,380        $   311        $ 2,740
  Dividend receivable........................          0              0              0              0              0
  Transfers receivable from depositor........         11              0              0              0             41
                                                 -------        -------        -------        -------        -------
    Total assets.............................      6,751          7,380          2,380            311          2,781
                                                 -------        -------        -------        -------        -------
LIABILITIES:
  Accrued expenses...........................          0              0              0              0              0
  Transfers payable to depositor.............          0              4             61              0              0
                                                 -------        -------        -------        -------        -------
    Total liabilities........................          0              4             61              0              0
                                                 -------        -------        -------        -------        -------
    Net assets...............................    $ 6,751        $ 7,376        $ 2,319        $   311        $ 2,781
                                                 =======        =======        =======        =======        =======
NET ASSETS CONSISTS OF:
  Policy owners' equity......................    $ 6,731        $ 7,349        $ 2,295        $   288        $ 2,759
  Depositor's equity.........................         20             27             24             23             22
                                                 -------        -------        -------        -------        -------
    Net assets applicable to units
      outstanding............................    $ 6,751        $ 7,376        $ 2,319        $   311        $ 2,781
                                                 =======        =======        =======        =======        =======
  Policy owners' units.......................        828            696            243             31            323
  Depositor's units..........................          3              3              3              3              3
                                                 -------        -------        -------        -------        -------
    Units outstanding........................        831            699            246             34            326
                                                 =======        =======        =======        =======        =======
    Accumulation unit value..................    $  8.12        $ 10.56        $  9.43        $  9.26        $  8.53
                                                 =======        =======        =======        =======        =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                     WRL                                 WRL               WRL
                                                TRANSAMERICA           WRL          TRANSAMERICA       J.P. MORGAN
                                                   GROWTH            CAPITAL       U.S. GOVERNMENT      ENHANCED
                                                OPPORTUNITIES    GUARDIAN VALUE      SECURITIES           INDEX
                                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................           58               14                 18                 5
                                                   =======           ======            =======           =======
    Cost.....................................      $   562           $  206            $   215           $    55
                                                   =======           ======            =======           =======
  Investment, at net asset value.............      $   552           $  181            $   221           $    50
  Dividend receivable........................            0                0                  0                 0
  Transfers receivable from depositor........            0                0                  0                 0
                                                   -------           ------            -------           -------
    Total assets.............................          552              181                221                50
                                                   -------           ------            -------           -------
LIABILITIES:
  Accrued expenses...........................            0                0                  0                 0
  Transfers payable to depositor.............            0                0                  0                 0
                                                   -------           ------            -------           -------
    Total liabilities........................            0                0                  0                 0
                                                   -------           ------            -------           -------
    Net assets...............................      $   552           $  181            $   221           $    50
                                                   =======           ======            =======           =======
NET ASSETS CONSISTS OF:
  Policy owners' equity......................      $   532           $  161            $   195           $    30
  Depositor's equity.........................           20               20                 26                20
                                                   -------           ------            -------           -------
    Net assets applicable to units
      outstanding............................      $   552           $  181            $   221           $    50
                                                   =======           ======            =======           =======
  Policy owners' units.......................           67               20                 18                 3
  Depositor's units..........................            3                3                  3                 3
                                                   -------           ------            -------           -------
    Units outstanding........................           70               23                 21                 6
                                                   =======           ======            =======           =======
    Accumulation unit value..................      $  7.92           $ 7.91            $ 10.47           $  8.11
                                                   =======           ======            =======           =======

                                                     WRL
                                                   CAPITAL
                                                  GUARDIAN
                                                 U.S. EQUITY
                                                 SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................          20
                                                   ======
    Cost.....................................      $  158
                                                   ======
  Investment, at net asset value.............      $  144
  Dividend receivable........................           0
  Transfers receivable from depositor........           0
                                                   ------
    Total assets.............................         144
                                                   ------
LIABILITIES:
  Accrued expenses...........................           0
  Transfers payable to depositor.............           0
                                                   ------
    Total liabilities........................           0
                                                   ------
    Net assets...............................      $  144
                                                   ======
NET ASSETS CONSISTS OF:
  Policy owners' equity......................      $  124
  Depositor's equity.........................          20
                                                   ------
    Net assets applicable to units
      outstanding............................      $  144
                                                   ======
  Policy owners' units.......................          15
  Depositor's units..........................           3
                                                   ------
    Units outstanding........................          18
                                                   ======
    Accumulation unit value..................      $ 8.04
                                                   ======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                FIDELITY VIP
                                                   GROWTH       FIDELITY VIP    FIDELITY VIP
                                                OPPORTUNITIES   CONTRAFUND(R)   EQUITY-INCOME
                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................          158             365             342
                                                   =======         =======         =======
    Cost.....................................      $ 2,153         $ 7,018         $ 7,287
                                                   =======         =======         =======
  Investment, at net asset value.............      $ 1,844         $ 6,549         $ 6,162
  Dividend receivable........................            0               0               0
  Transfers receivable from depositor........            1               3               5
                                                   -------         -------         -------
    Total assets.............................        1,845           6,552           6,167
                                                   -------         -------         -------
LIABILITIES:
  Accrued expenses...........................            0               0               0
  Transfers payable to depositor.............            0               0               0
                                                   -------         -------         -------
    Total liabilities........................            0               0               0
                                                   -------         -------         -------
    Net assets...............................      $ 1,845         $ 6,552         $ 6,167
                                                   =======         =======         =======
NET ASSETS CONSISTS OF:
  Policy owners' equity......................      $ 1,831         $ 6,534         $ 6,167
  Depositor's equity.........................           14              18               0
                                                   -------         -------         -------
    Net assets applicable to units
      outstanding............................      $ 1,845         $ 6,552         $ 6,167
                                                   =======         =======         =======
  Policy owners' units.......................          326             895             728
  Depositor's units..........................            3               3               0
                                                   -------         -------         -------
    Units outstanding........................          329             898             728
                                                   =======         =======         =======
    Accumulation unit value..................      $  5.60         $  7.29         $  8.48
                                                   =======         =======         =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                                                                         WRL
                                                 WRL           WRL          WRL           WRL            LKCM
                                             TRANSAMERICA     AEGON        JANUS         JANUS        STRATEGIC
                                             MONEY MARKET      BOND        GROWTH        GLOBAL      TOTAL RETURN
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
INVESTMENT INCOME:
  Dividend income.........................    $    1,262    $   1,990    $        0    $    7,028      $  2,660
                                              ----------    ---------    ----------    ----------      --------
EXPENSES:
  Mortality and expense risk..............           792          454         5,012         2,359           785
                                              ----------    ---------    ----------    ----------      --------
    Net investment income (loss)..........           470        1,536        (5,012)        4,669         1,875
                                              ----------    ---------    ----------    ----------      --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investment
    securities............................             0          512       (12,389)       (5,899)          878
  Realized gain distributions.............             0            0             0             0             0
  Change in unrealized appreciation
    (depreciation)........................             0        2,261      (197,834)      (81,748)      (13,559)
                                              ----------    ---------    ----------    ----------      --------
    Net gain (loss) on investment
      securities..........................             0        2,773      (210,223)      (87,647)      (12,681)
                                              ----------    ---------    ----------    ----------      --------
      Net increase (decrease) in net
         assets resulting from
         operations.......................    $      470    $   4,309    $ (215,235)   $  (82,978)     $(10,806)
                                              ==========    =========    ==========    ==========      ========

                                                 WRL           WRL          WRL           WRL
                                              VAN KAMPEN      ALGER      FEDERATED    TRANSAMERICA       WRL
                                               EMERGING     AGGRESSIVE    GROWTH &       VALUE         PBHG/NWQ
                                                GROWTH        GROWTH       INCOME       BALANCED     VALUE SELECT
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
INVESTMENT INCOME:
  Dividend income.........................    $      285    $       0    $    4,516    $    1,949      $    701
                                              ----------    ---------    ----------    ----------      --------
EXPENSES:
  Mortality and expense risk..............         2,820        1,818           663           465           289
                                              ----------    ---------    ----------    ----------      --------
    Net investment income (loss)..........        (2,535)      (1,818)        3,853         1,484           412
                                              ----------    ---------    ----------    ----------      --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investment
    securities............................      (112,559)      (9,541)          978        (1,178)         (705)
  Realized gain distributions.............             0            0           935         1,757           462
  Change in unrealized appreciation
    (depreciation)........................       (15,225)     (77,324)       (6,777)      (11,078)       (5,665)
                                              ----------    ---------    ----------    ----------      --------
    Net gain (loss) on investment
      securities..........................      (127,784)     (86,865)       (4,864)      (10,499)       (5,908)
                                              ----------    ---------    ----------    ----------      --------
      Net increase (decrease) in net
         assets resulting from
         operations.......................    $ (130,319)   $ (88,683)   $   (1,011)   $   (9,015)     $ (5,496)
                                              ==========    =========    ==========    ==========      ========

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                  WRL                             WRL           WRL
                                               AMERICAN            WRL           THIRD        CLARION        WRL
                                                CENTURY            GE            AVENUE     REAL ESTATE    MARSICO
                                             INTERNATIONAL     U.S. EQUITY       VALUE      SECURITIES      GROWTH
                                              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
INVESTMENT INCOME:
  Dividend income.........................     $     26         $    132        $    706     $    276      $      4
                                               --------         --------        --------     --------      --------
EXPENSES:
  Mortality and expense risk..............           76              260             348          131            33
                                               --------         --------        --------     --------      --------
    Net investment income (loss)..........          (50)            (128)            358          145           (29)
                                               --------         --------        --------     --------      --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investment
    securities............................       (2,143)            (618)            (41)         273          (631)
  Realized gain distributions.............            0                0             497           18             0
  Change in unrealized appreciation
    (depreciation)........................          116           (6,109)         (6,894)        (698)         (554)
                                               --------         --------        --------     --------      --------
    Net gain (loss) on investment
      securities..........................       (2,027)          (6,727)         (6,438)        (407)       (1,185)
                                               --------         --------        --------     --------      --------
      Net increase (decrease) in net
         assets resulting from
         operations.......................     $ (2,077)        $ (6,855)       $ (6,080)    $   (262)     $ (1,214)
                                               ========         ========        ========     ========      ========

                                                                   WRL            WRL                       WRL
                                                  WRL            T. ROWE        T. ROWE        WRL          PBHG
                                                MUNDER            PRICE          PRICE       SALOMON      MID CAP
                                                 NET50       DIVIDEND GROWTH   SMALL CAP     ALL CAP       GROWTH
                                              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
INVESTMENT INCOME:
  Dividend income.........................     $      0          $   20         $      0     $    324    $       0
                                               --------          ------         --------     --------    ---------
EXPENSES:
  Mortality and expense risk..............           19              35               61          272          258
                                               --------          ------         --------     --------    ---------
    Net investment income (loss)..........          (19)            (15)             (61)          52         (258)
                                               --------          ------         --------     --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investment
    securities............................       (1,455)            (65)            (684)      (1,188)      (8,272)
  Realized gain distributions.............            0               0                0           56            0
  Change in unrealized appreciation
    (depreciation)........................          375            (757)          (1,640)      (8,330)      (1,583)
                                               --------          ------         --------     --------    ---------
    Net gain (loss) on investment
      securities..........................       (1,080)           (822)          (2,324)      (9,462)      (9,855)
                                               --------          ------         --------     --------    ---------
      Net increase (decrease) in net
         assets resulting from
         operations.......................     $ (1,099)         $ (837)        $ (2,385)    $ (9,410)   $ (10,113)
                                               ========          ======         ========     ========    =========

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                                                    WRL                WRL                WRL
                                                WRL              WRL               GREAT              GREAT              GREAT
                                              DREYFUS        VALUE LINE         COMPANIES -        COMPANIES -        COMPANIES -
                                              MID CAP     AGGRESSIVE GROWTH     AMERICA(SM)       TECHNOLOGY(SM)       GLOBAL(2)
                                             SUBACCOUNT      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
INVESTMENT INCOME:
  Dividend income.........................    $      4         $     0            $     78           $      0           $     2
                                              --------         -------            --------           --------           -------
EXPENSES:
  Mortality and expense risk..............          81              12                 257                 49                29
                                              --------         -------            --------           --------           -------
    Net investment income (loss)..........         (77)            (12)               (179)               (49)              (27)
                                              --------         -------            --------           --------           -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investment
    securities............................        (336)           (210)             (5,335)            (2,577)             (219)
  Realized gain distributions.............           0               0                   0                  0                 0
  Change in unrealized appreciation
    (depreciation)........................      (1,412)           (139)             (1,336)              (197)             (552)
                                              --------         -------            --------           --------           -------
    Net gain (loss) on investment
      securities..........................      (1,748)           (349)             (6,671)            (2,774)             (771)
                                              --------         -------            --------           --------           -------
      Net increase (decrease) in net
         assets resulting from
         operations.......................    $ (1,825)        $  (361)           $ (6,850)          $ (2,823)          $  (798)
                                              ========         =======            ========           ========           =======

                                                WRL              WRL                                                      WRL
                                              GABELLI           LKCM                WRL                WRL             MODERATELY
                                               GLOBAL          CAPITAL          CONSERVATIVE         MODERATE          AGGRESSIVE
                                               GROWTH          GROWTH         ASSET ALLOCATION   ASSET ALLOCATION   ASSET ALLOCATION
                                             SUBACCOUNT      SUBACCOUNT        SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)
INVESTMENT INCOME:
  Dividend income.........................    $     38         $     0            $      0           $      0           $     0
                                              --------         -------            --------           --------           -------
EXPENSES:
  Mortality and expense risk..............          84               7                  13                 30                38
                                              --------         -------            --------           --------           -------
    Net investment income (loss)..........         (46)             (7)                (13)               (30)              (38)
                                              --------         -------            --------           --------           -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investment
    securities............................        (181)           (229)                (22)               (39)              (39)
  Realized gain distributions.............           0               0                   0                  0                 0
  Change in unrealized appreciation
    (depreciation)........................      (1,493)           (430)                 63                (59)             (208)
                                              --------         -------            --------           --------           -------
    Net gain (loss) on investment
      securities..........................      (1,674)           (659)                 41                (98)             (247)
                                              --------         -------            --------           --------           -------
      Net increase (decrease) in net
         assets resulting from
         operations.......................    $ (1,720)        $  (666)           $     28           $   (128)          $  (285)
                                              ========         =======            ========           ========           =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                                                                    WRL
                                                  WRL               WRL             WRL        TRANSAMERICA
                                               AGGRESSIVE          PIMCO           JANUS        CONVERTIBLE
                                            ASSET ALLOCATION   TOTAL RETURN      BALANCED       SECURITIES
                                             SUBACCOUNT(1)     SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)
INVESTMENT INCOME:
  Dividend income.........................       $    0            $   0           $   0           $  0
                                                 ------            -----           -----           ----
EXPENSES:
  Mortality and expense risk..............           19               28               6              1
                                                 ------            -----           -----           ----
    Net investment income (loss)..........          (19)             (28)             (6)            (1)
                                                 ------            -----           -----           ----
REALIZED AND UNREALIZED GAIN (LOSS):

  Net realized gain (loss) on investment
    securities............................          (36)              38             (27)            (5)
  Realized gain distributions.............            0                0               0              0
  Change in unrealized appreciation
    (depreciation)........................         (212)             294              (5)            (3)
                                                 ------            -----           -----           ----
    Net gain (loss) on investment
      securities..........................         (248)             332             (32)            (8)
                                                 ------            -----           -----           ----

      Net increase (decrease) in net
         assets resulting from
         operations.......................       $ (267)           $ 304           $ (38)          $ (9)
                                                 ======            =====           =====           ====

                                                                 WRL
                                                 WRL        TRANSAMERICA         WRL
                                            TRANSAMERICA       GROWTH          CAPITAL
                                               EQUITY       OPPORTUNITIES   GUARDIAN VALUE
                                            SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)
INVESTMENT INCOME:
  Dividend income.........................      $   0           $   0           $  10
                                                -----           -----           -----
EXPENSES:
  Mortality and expense risk..............          8               2               1
                                                -----           -----           -----
    Net investment income (loss)..........         (8)             (2)              9
                                                -----           -----           -----
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investment
    securities............................        (20)            (17)            (36)
  Realized gain distributions.............          0               0               0
  Change in unrealized appreciation
    (depreciation)........................        (27)            (10)            (25)
                                                -----           -----           -----
    Net gain (loss) on investment
      securities..........................        (47)            (27)            (61)
                                                -----           -----           -----
      Net increase (decrease) in net
         assets resulting from
         operations.......................      $ (55)          $ (29)          $ (52)
                                                =====           =====           =====

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                  WRL               WRL              WRL
                                             TRANSAMERICA       J.P. MORGAN        CAPITAL
                                            U.S. GOVERNMENT      ENHANCED          GUARDIAN
                                              SECURITIES           INDEX         U.S. EQUITY
                                             SUBACCOUNT(1)     SUBACCOUNT(1)    SUBACCOUNT(1)
INVESTMENT INCOME:
  Dividend income.........................      $     1           $     0          $     1
                                                -------           -------          -------
EXPENSES:
  Mortality and expense risk..............            1                 0                1
                                                -------           -------          -------
    Net investment income (loss)..........            0                 0                0
                                                -------           -------          -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities.................            0                 0              (22)
  Realized gain distributions.............            0                 0                0
  Change in unrealized appreciation
    (depreciation)........................            6                (5)             (14)
                                                -------           -------          -------
    Net gain (loss) on investment
      securities..........................            6                (5)             (36)
                                                -------           -------          -------
      Net increase (decrease) in net
         assets resulting from
         operations.......................      $     6           $    (5)         $   (36)
                                                =======           =======          =======

                                              FIDELITY VIP                       FIDELITY VIP
                                                 GROWTH         FIDELITY VIP       EQUITY -
                                             OPPORTUNITIES      CONTRAFUND(R)       INCOME
                                               SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
INVESTMENT INCOME:
  Dividend income.........................      $    11            $    25         $    74
                                                -------            -------         -------
EXPENSES:
  Mortality and expense risk..............           14                 48              49
                                                -------            -------         -------
    Net investment income (loss)..........           (3)               (23)             25
                                                -------            -------         -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities.................          (98)              (191)           (154)
  Realized gain distributions.............            0                  0              91
  Change in unrealized appreciation
    (depreciation)........................         (282)              (433)         (1,102)
                                                -------            -------         -------
    Net gain (loss) on investment
      securities..........................         (380)              (624)         (1,165)
                                                -------            -------         -------
      Net increase (decrease) in net
         assets resulting from
         operations.......................      $  (383)           $  (647)        $(1,140)
                                                =======            =======         =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                               WRL                    WRL                     WRL
                                                          TRANSAMERICA               AEGON                   JANUS
                                                          MONEY MARKET               BOND                    GROWTH
                                                           SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                                      ---------------------   -------------------   ------------------------
                                                          DECEMBER 31,           DECEMBER 31,             DECEMBER 31,
                                                      ---------------------   -------------------   ------------------------
                                                        2002        2001        2002       2001        2002         2001
                                                      ---------   ---------   --------   --------   ----------   -----------
OPERATIONS:
  Net investment income (loss).....................   $     470   $   1,940   $  1,536   $    (88)  $   (5,012)  $    (6,861)
  Net gain (loss) on investment securities.........           0           0      2,773      2,274     (210,223)     (274,731)
                                                      ---------   ---------   --------   --------   ----------   -----------
  Net increase (decrease) in net assets resulting
    from operations................................         470       1,940      4,309      2,186     (215,235)     (281,592)
                                                      ---------   ---------   --------   --------   ----------   -----------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........      28,184      31,666     19,850     21,257       80,390       126,273
                                                      ---------   ---------   --------   --------   ----------   -----------
  Less cost of units redeemed:
    Administrative charges.........................       7,315       4,916      4,658      3,034       67,288        71,004
    Policy loans...................................       1,698       2,096        514        586            0        10,816
    Surrender benefits.............................       8,517       4,288      2,237        977       22,526        22,233
    Death benefits.................................         153         168        148         72          996         1,980
                                                      ---------   ---------   --------   --------   ----------   -----------
                                                         17,683      11,468      7,557      4,669       90,810       106,033
                                                      ---------   ---------   --------   --------   ----------   -----------
    Increase (decrease) in net assets from capital
      unit transactions............................      10,501      20,198     12,293     16,588      (10,420)       20,240
                                                      ---------   ---------   --------   --------   ----------   -----------
    Net increase (decrease) in net assets..........      10,971      22,138     16,602     18,774     (225,655)     (261,352)
  Depositor's equity contribution..................           0           0          0          0            0             0
NET ASSETS:
  Beginning of year................................      82,417      60,279     44,709     25,935      699,663       961,015
                                                      ---------   ---------   --------   --------   ----------   -----------
  End of year......................................   $  93,388   $  82,417   $ 61,311   $ 44,709   $  474,008   $   699,663
                                                      =========   =========   ========   ========   ==========   ===========
UNIT ACTIVITY:
  Units outstanding - beginning of year............       4,349       3,278      1,725      1,072        9,583         9,366
  Units issued.....................................       8,745      27,105      1,543      1,365        3,597         4,247
  Units redeemed...................................      (8,193)    (26,034)    (1,097)      (712)      (3,832)       (4,030)
                                                      ---------   ---------   --------   --------   ----------   -----------
  Units outstanding - end of year..................       4,901       4,349      2,171      1,725        9,348         9,583
                                                      =========   =========   ========   ========   ==========   ===========

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                                       WRL
                                                               WRL                     LKCM                     WRL
                                                              JANUS                 STRATEGIC               VAN KAMPEN
                                                              GLOBAL               TOTAL RETURN           EMERGING GROWTH
                                                            SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                                      ----------------------   --------------------   -----------------------
                                                           DECEMBER 31,            DECEMBER 31,            DECEMBER 31,
                                                      ----------------------   --------------------   -----------------------
                                                        2002         2001        2002       2001         2002         2001
                                                      ---------   ----------   --------   ---------   ----------   ----------
OPERATIONS:
  Net investment income (loss).....................   $   4,669   $       35   $  1,875   $    (413)  $   (2,535)  $   (3,594)
  Net gain (loss) on investment securities.........     (87,647)     (97,544)   (12,681)     (2,662)    (127,784)    (195,822)
                                                      ---------   ----------   --------   ---------   ----------   ----------
  Net increase (decrease) in net assets resulting
    from operations................................     (82,978)     (97,509)   (10,806)     (3,075)    (130,319)    (199,416)
                                                      ---------   ----------   --------   ---------   ----------   ----------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........      28,004       47,977      8,019      12,375       45,407       64,879
                                                      ---------   ----------   --------   ---------   ----------   ----------
  Less cost of units redeemed:
    Administrative charges.........................      28,362       31,569      8,198       8,111       35,720       38,288
    Policy loans...................................         921        4,476        440       1,157        1,402        6,127
    Surrender benefits.............................      10,567       10,117      3,860       2,908       13,454       13,487
    Death benefits.................................         323          503        236         259          456          860
                                                      ---------   ----------   --------   ---------   ----------   ----------
                                                         40,173       46,665     12,734      12,435       51,032       58,762
                                                      ---------   ----------   --------   ---------   ----------   ----------
    Increase (decrease) in net assets from capital
      unit transactions............................     (12,169)       1,312     (4,715)        (60)      (5,625)       6,117
                                                      ---------   ----------   --------   ---------   ----------   ----------
    Net increase (decrease) in net assets..........     (95,147)     (96,197)   (15,521)     (3,135)    (135,944)    (193,299)
  Depositor's equity contribution..................           0            0          0           0            0            0
NET ASSETS:
  Beginning of year................................     313,912      410,109     95,331      98,466      386,903      580,202
                                                      ---------   ----------   --------   ---------   ----------   ----------
  End of year......................................   $ 218,765   $  313,912   $ 79,810   $  95,331   $  250,959   $  386,903
                                                      =========   ==========   ========   =========   ==========   ==========
UNIT ACTIVITY:
  Units outstanding - beginning of year............      12,912       12,899      4,517       4,523       10,305       10,226
  Units issued.....................................       3,858        3,942      1,138       1,239        4,184        7,855
  Units redeemed...................................      (4,496)      (3,929)    (1,389)     (1,245)      (4,413)      (7,776)
                                                      ---------   ----------   --------   ---------   ----------   ----------
  Units outstanding - end of year..................      12,274       12,912      4,266       4,517       10,076       10,305
                                                      =========   ==========   ========   =========   ==========   ==========

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                               WRL                     WRL                   WRL
                                                              ALGER                 FEDERATED           TRANSAMERICA
                                                        AGGRESSIVE GROWTH        GROWTH & INCOME       VALUE BALANCED
                                                            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                                      ----------------------   -------------------   -------------------
                                                           DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                                      ----------------------   -------------------   -------------------
                                                        2002         2001        2002       2001       2002       2001
                                                      ---------   ----------   --------   --------   --------   --------
OPERATIONS:
  Net investment income (loss).....................   $  (1,818)  $   (2,225)  $  3,853   $    404   $  1,484   $    217
  Net gain (loss) on investment securities.........     (86,865)     (47,770)    (4,864)     4,997    (10,499)        91
                                                      ---------   ----------   --------   --------   --------   --------
  Net increase (decrease) in net assets
    resulting from operations......................     (88,683)     (49,995)    (1,011)     5,401     (9,015)       308
                                                      ---------   ----------   --------   --------   --------   --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........      40,020       57,462     33,512     31,343     31,611     13,027
                                                      ---------   ----------   --------   --------   --------   --------
  Less cost of units redeemed:
    Administrative charges.........................      26,439       28,461      7,408      3,816      5,788      3,491
    Policy loans...................................         471        3,294        371        422        242        671
    Surrender benefits.............................       8,049        6,759      3,053      1,499      2,569      1,257
    Death benefits.................................         273          373        290         59        169        195
                                                      ---------   ----------   --------   --------   --------   --------
                                                         35,232       38,887     11,122      5,796      8,768      5,614
                                                      ---------   ----------   --------   --------   --------   --------
    Increase (decrease) in net assets
      from capital unit transactions...............       4,788       18,575     22,390     25,547     22,843      7,413
                                                      ---------   ----------   --------   --------   --------   --------
    Net increase (decrease) in net assets..........     (83,895)     (31,420)    21,379     30,948     13,828      7,721
  Depositor's equity contribution..................           0            0          0          0          0          0
NET ASSETS:
  Beginning of year................................     248,752      280,172     57,831     26,883     41,934     34,213
                                                      ---------   ----------   --------   --------   --------   --------
  End of year......................................   $ 164,857   $  248,752   $ 79,210   $ 57,831   $ 55,762   $ 41,934
                                                      =========   ==========   ========   ========   ========   ========
UNIT ACTIVITY:
  Units outstanding - beginning of year............       9,881        9,215      2,531      1,349      2,270      1,881
  Units issued.....................................       4,879        4,796      2,434      2,283      2,440      1,125
  Units redeemed...................................      (4,688)      (4,130)    (1,500)    (1,101)    (1,175)      (736)
                                                      ---------   ----------   --------   --------   --------   --------
  Units outstanding - end of year..................      10,072        9,881      3,465      2,531      3,535      2,270
                                                      =========   ==========   ========   ========   ========   ========

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                              WRL                   WRL                    WRL
                                                           PBHG/NWQ           AMERICAN CENTURY             GE
                                                         VALUE SELECT          INTERNATIONAL           U.S. EQUITY
                                                          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                                      -------------------   --------------------   -------------------
                                                         DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                                      -------------------   --------------------   -------------------
                                                        2002       2001       2002       2001        2002       2001
                                                      --------   --------   --------   ---------   --------   --------
OPERATIONS:
  Net investment income (loss).....................   $    412   $   (234)  $    (50)  $     192   $   (128)  $   (215)
  Net gain (loss) on investment securities.........     (5,908)      (693)    (2,027)     (2,435)    (6,727)    (2,933)
                                                      --------   --------   --------   ---------   --------   --------
  Net increase (decrease) in net assets resulting
    from operations................................     (5,496)      (927)    (2,077)     (2,243)    (6,855)    (3,148)
                                                      --------   --------   --------   ---------   --------   --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........      7,488      8,780      3,468       3,756      6,882      8,860
                                                      --------   --------   --------   ---------   --------   --------
  Less cost of units redeemed:
    Administrative charges.........................      3,168      2,649      1,298       1,003      3,283      3,049
    Policy loans...................................        162        294         22          76         95        319
    Surrender benefits.............................      1,177        882        265         189        851        998
    Death benefits.................................         86         26         15           6         44         97
                                                      --------   --------   --------   ---------   --------   --------
                                                         4,593      3,851      1,600       1,274      4,273      4,463
                                                      --------   --------   --------   ---------   --------   --------
    Increase (decrease) in net assets from capital
      unit transactions............................      2,895      4,929      1,868       2,482      2,609      4,397
                                                      --------   --------   --------   ---------   --------   --------
    Net increase (decrease) in net assets..........     (2,601)     4,002       (209)        239     (4,246)     1,249
  Depositor's equity contribution..................          0          0          0           0          0          0
NET ASSETS:
  Beginning of year................................     32,890     28,888      8,183       7,944     31,020     29,771
                                                      --------   --------   --------   ---------   --------   --------
  End of year......................................   $ 30,289   $ 32,890   $  7,974   $   8,183   $ 26,774   $ 31,020
                                                      ========   ========   ========   =========   ========   ========
UNIT ACTIVITY:
  Units outstanding - beginning of year............      2,103      1,797        868         639      1,942      1,683
  Units issued.....................................      1,061      1,040        930         647      1,000      1,000
  Units redeemed...................................       (886)      (734)      (716)       (418)      (833)      (741)
                                                      --------   --------   --------   ---------   --------   --------
  Units outstanding - end of year..................      2,278      2,103      1,082         868      2,109      1,942
                                                      ========   ========   ========   =========   ========   ========

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                                    WRL
                                                              WRL                 CLARION                 WRL
                                                         THIRD AVENUE           REAL ESTATE             MARSICO
                                                             VALUE              SECURITIES              GROWTH
                                                          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                      -------------------   -------------------   -------------------
                                                         DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                                      -------------------   -------------------   -------------------
                                                        2002       2001       2002       2001       2002       2001
                                                      --------   --------   --------   --------   --------   --------
OPERATIONS:
  Net investment income (loss).....................   $    358   $   (202)  $    145   $     96   $    (29)  $     (2)
  Net gain (loss) on investment securities.........     (6,438)     1,396       (407)       308     (1,185)      (284)
                                                      --------   --------   --------   --------   --------   --------
  Net increase (decrease) in net assets resulting
    from operations................................     (6,080)     1,194       (262)       404     (1,214)      (286)
                                                      --------   --------   --------   --------   --------   --------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........     14,963     19,475     14,584      5,874      2,591      2,717
                                                      --------   --------   --------   --------   --------   --------
  Less cost of units redeemed:
    Administrative charges.........................      3,735      2,064      1,838        545        538        273
    Policy loans...................................        301        289         91        179          3          4
    Surrender benefits.............................      1,400        698        660        131        117         22
    Death benefits.................................        136          8         68          0          5          9
                                                      --------   --------   --------   --------   --------   --------
                                                         5,572      3,059      2,657        855        663        308
                                                      --------   --------   --------   --------   --------   --------
    Increase (decrease) in net assets from capital
      unit transactions............................      9,391     16,416     11,927      5,019      1,928      2,409
                                                      --------   --------   --------   --------   --------   --------
    Net increase (decrease) in net assets..........      3,311     17,610     11,665      5,423        714      2,123
  Depositor's equity contribution..................          0          0          0          0          0          0
NET ASSETS:
  Beginning of year................................     34,345     16,735      7,899      2,476      3,750      1,627
                                                      --------   --------   --------   --------   --------   --------
  End of year......................................   $ 37,656   $ 34,345   $ 19,564   $  7,899   $  4,464   $  3,750
                                                      ========   ========   ========   ========   ========   ========
UNIT ACTIVITY:
  Units outstanding - beginning of year............      2,296      1,177        693        239        428        158
  Units issued.....................................      2,107      2,223      2,043        945        863        552
  Units redeemed...................................     (1,521)    (1,104)    (1,065)      (491)      (597)      (282)
                                                      --------   --------   --------   --------   --------   --------
  Units outstanding - end of year..................      2,882      2,296      1,671        693        694        428
                                                      ========   ========   ========   ========   ========   ========

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                                 WRL                 WRL
                                                             WRL            T. ROWE PRICE       T. ROWE PRICE
                                                        MUNDER NET50       DIVIDEND GROWTH        SMALL CAP
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   -----------------   -----------------
                                                        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                      -----------------   -----------------   -----------------
                                                       2002      2001      2002      2001      2002      2001
                                                      -------   -------   -------   -------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $   (19)  $    (7)  $   (15)  $   (19)  $   (61)  $   (35)
  Net gain (loss) on investment securities.........    (1,080)     (862)     (822)      (19)   (2,324)     (275)
                                                      -------   -------   -------   -------   -------   -------
  Net increase (decrease) in net assets resulting
    from operations................................    (1,099)     (869)     (837)      (38)   (2,385)     (310)
                                                      -------   -------   -------   -------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........     1,112     3,046     2,656     2,751     3,498     5,178
                                                      -------   -------   -------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges.........................       317       187       519       224       878       462
    Policy loans...................................         0        17        25         3        76        27
    Surrender benefits.............................        57        31        93        51       324       113
    Death benefits.................................         4         0         7         1         0         2
                                                      -------   -------   -------   -------   -------   -------
                                                          378       235       644       279     1,278       604
                                                      -------   -------   -------   -------   -------   -------
    Increase (decrease) in net assets from capital
      unit transactions............................       734     2,811     2,012     2,472     2,220     4,574
                                                      -------   -------   -------   -------   -------   -------
    Net increase (decrease) in net assets..........      (365)    1,942     1,175     2,434      (165)    4,264
  Depositor's equity contribution..................         0         0         0         0         0         0
NET ASSETS:
  Beginning of year................................     2,804       862     3,419       985     6,832     2,568
                                                      -------   -------   -------   -------   -------   -------
  End of year......................................   $ 2,439   $ 2,804   $ 4,594   $ 3,419   $ 6,667   $ 6,832
                                                      =======   =======   =======   =======   =======   =======
UNIT ACTIVITY:
  Units outstanding - beginning of year............       351        80       361        99       684       230
  Units issued.....................................       771       453       529       484     1,055       898
  Units redeemed...................................      (621)     (182)     (287)     (222)     (812)     (444)
                                                      -------   -------   -------   -------   -------   -------
  Units outstanding - end of year..................       501       351       603       361       927       684
                                                      =======   =======   =======   =======   =======   =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                              WRL                   WRL                  WRL
                                                            SALOMON                PBHG                DREYFUS
                                                            ALL CAP           MID CAP GROWTH           MID CAP
                                                          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                      -------------------   -------------------   ------------------
                                                         DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                                      -------------------   -------------------   ------------------
                                                        2002       2001       2002       2001       2002      2001
                                                      --------   --------   --------   --------   --------   -------
OPERATIONS:
  Net investment income (loss).....................   $     52   $    189   $   (258)  $   (288)  $    (77)  $    17
  Net gain (loss) on investment securities.........     (9,462)      (476)    (9,855)   (15,752)    (1,748)     (142)
                                                      --------   --------   --------   --------   --------   -------
  Net increase (decrease) in net assets resulting
    from operations................................     (9,410)      (287)   (10,113)   (16,040)    (1,825)     (125)
                                                      --------   --------   --------   --------   --------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........     11,953     26,248      9,414     15,784      7,429     4,160
                                                      --------   --------   --------   --------   --------   -------
  Less cost of units redeemed:
    Administrative charges.........................      4,191      2,370      5,227      5,547        956       404
    Policy loans...................................        144        402        164        417         20        29
    Surrender benefits.............................        941        646        744        530        442        85
    Death benefits.................................        210         89         32         85         13         3
                                                      --------   --------   --------   --------   --------   -------
                                                         5,486      3,507      6,167      6,579      1,431       521
                                                      --------   --------   --------   --------   --------   -------
    Increase (decrease) in net assets from capital
      unit transactions............................      6,467     22,741      3,247      9,205      5,998     3,639
                                                      --------   --------   --------   --------   --------   -------
    Net increase (decrease) in net assets..........     (2,943)    22,454     (6,866)    (6,835)     4,173     3,514
  Depositor's equity contribution..................          0          0          0          0          0         0
NET ASSETS:
  Beginning of year................................     30,526      8,072     32,867     39,702      5,325     1,811
                                                      --------   --------   --------   --------   --------   -------
  End of year......................................   $ 27,583   $ 30,526   $ 26,001   $ 32,867   $  9,498   $ 5,325
                                                      ========   ========   ========   ========   ========   =======
UNIT ACTIVITY:
  Units outstanding - beginning of year............      2,405        643      3,818      2,929        493       159
  Units issued.....................................      2,208      2,831      2,861      3,589      1,315       636
  Units redeemed...................................     (1,701)    (1,069)    (2,423)    (2,700)      (792)     (302)
                                                      --------   --------   --------   --------   --------   -------
  Units outstanding - end of year..................      2,912      2,405      4,256      3,818      1,016       493
                                                      ========   ========   ========   ========   ========   =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                                  WRL                  WRL
                                                             WRL                 GREAT                GREAT
                                                         VALUE LINE           COMPANIES -          COMPANIES -
                                                      AGGRESSIVE GROWTH       AMERICA(SM)        TECHNOLOGY(SM)
                                                         SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                                      -----------------   -------------------   -----------------
                                                        DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                                      -----------------   -------------------   -----------------
                                                       2002      2001       2002       2001      2002      2001
                                                      -------   -------   --------   --------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $   (12)  $    (9)  $   (179)  $    (65)  $   (49)  $   (34)
  Net gain (loss) on investment securities.........      (349)      (98)    (6,671)    (1,083)   (2,774)   (1,814)
                                                      -------   -------   --------   --------   -------   -------
  Net increase (decrease) in net assets resulting
    from operations................................      (361)     (107)    (6,850)    (1,148)   (2,823)   (1,848)
                                                      -------   -------   --------   --------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........       630       434     31,951     10,837     3,029     5,801
                                                      -------   -------   --------   --------   -------   -------
  Less cost of units redeemed:
    Administrative charges.........................       147        66      4,060      1,180       908       508
    Policy loans...................................        13        30        545        106         0        36
    Surrender benefits.............................        55         5        833        151       246        43
    Death benefits.................................         6        10         34        136         4         7
                                                      -------   -------   --------   --------   -------   -------
                                                          221       111      5,472      1,573     1,158       594
                                                      -------   -------   --------   --------   -------   -------
    Increase (decrease) in net assets from capital
      unit transactions............................       409       323     26,479      9,264     1,871     5,207
                                                      -------   -------   --------   --------   -------   -------
    Net increase (decrease) in net assets..........        48       216     19,629      8,116      (952)    3,359
  Depositor's equity contribution..................         0         0          0          0         0         0
NET ASSETS:
  Beginning of year................................     1,283     1,067     16,607      8,491     6,147     2,788
                                                      -------   -------   --------   --------   -------   -------
  End of year......................................   $ 1,331   $ 1,283   $ 36,236   $ 16,607   $ 5,195   $ 6,147
                                                      =======   =======   ========   ========   =======   =======
UNIT ACTIVITY:
  Units outstanding - beginning of year............       161       119      1,687        751     1,468       416
  Units issued.....................................       209       155      4,889      1,591     2,408     1,793
  Units redeemed...................................      (151)     (113)    (1,893)      (655)   (1,853)     (741)
                                                      -------   -------   --------   --------   -------   -------
  Units outstanding - end of year..................       219       161      4,683      1,687     2,023     1,468
                                                      =======   =======   ========   ========   =======   =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                             WRL                                     WRL
                                                            GREAT                WRL                 LKCM
                                                         COMPANIES-            GABELLI             CAPITAL
                                                          GLOBAL(2)         GLOBAL GROWTH           GROWTH
                                                         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                      -----------------   ------------------   ----------------
                                                        DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                                                      -----------------   ------------------   ----------------
                                                       2002      2001       2002      2001      2002    2001(1)
                                                      -------   -------   --------   -------   ------   -------
OPERATIONS:
  Net investment income (loss).....................   $   (27)  $   (11)  $    (46)  $   (34)  $   (7)  $     0
  Net gain (loss) on investment securities.........      (771)      (79)    (1,674)     (399)    (659)       (7)
                                                      -------   -------   --------   -------   ------   -------
  Net increase (decrease) in net assets resulting
    from operations................................      (798)      (90)    (1,720)     (433)    (666)       (7)
                                                      -------   -------   --------   -------   ------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........     3,465     2,057      7,022     8,042      444     1,164
                                                      -------   -------   --------   -------   ------   -------
  Less cost of units redeemed:
    Administrative charges.........................       647       176      1,709       837      119        21
    Policy loans...................................        29        12         22        18        9         3
    Surrender benefits.............................       139        35        272        66       23         1
    Death benefits.................................         6         0         37        69        9         0
                                                      -------   -------   --------   -------   ------   -------
                                                          821       223      2,040       990      160        25
                                                      -------   -------   --------   -------   ------   -------
    Increase (decrease) in net assets from capital
      unit transactions............................     2,644     1,834      4,982     7,052      284     1,139
                                                      -------   -------   --------   -------   ------   -------
    Net increase (decrease) in net assets..........     1,846     1,744      3,262     6,619     (382)    1,132
  Depositor's equity contribution..................         0         0          0         0        0        25
NET ASSETS:
  Beginning of year................................     2,238       494      7,590       971    1,157         0
                                                      -------   -------   --------   -------   ------   -------
  End of year......................................   $ 4,084   $ 2,238   $ 10,852   $ 7,590   $  775   $ 1,157
                                                      =======   =======   ========   =======   ======   =======
UNIT ACTIVITY:
  Units outstanding - beginning of year............       319        58        939       107      180         0
  Units issued.....................................       861       434      1,351     1,191      424       211
  Units redeemed...................................      (432)     (173)      (671)     (359)    (333)      (31)
                                                      -------   -------   --------   -------   ------   -------
  Units outstanding - end of year..................       748       319      1,619       939      271       180
                                                      =======   =======   ========   =======   ======   =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                         WRL            WRL              WRL              WRL
                                                     CONSERVATIVE     MODERATE        MODERATELY       AGGRESSIVE
                                                        ASSET          ASSET       AGGRESSIVE ASSET      ASSET
                                                      ALLOCATION     ALLOCATION       ALLOCATION       ALLOCATION
                                                      SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                     ------------   ------------   ----------------   ------------
                                                     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                     ------------   ------------   ----------------   ------------
                                                       2002(1)        2002(1)          2002(1)          2002(1)
                                                     ------------   ------------   ----------------   ------------
OPERATIONS:
  Net investment income (loss).....................    $   (13)       $   (30)         $   (38)         $   (19)
  Net gain (loss) on investment securities.........         41            (98)            (247)            (248)
                                                       -------        -------          -------          -------
  Net increase (decrease) in net assets resulting
    from operations................................         28           (128)            (285)            (267)
                                                       -------        -------          -------          -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........      4,723         11,575           16,346            7,553
                                                       -------        -------          -------          -------
  Less cost of units redeemed:
    Administrative charges.........................        150            492              865              472
    Policy loans...................................         70             35                0                0
    Surrender benefits.............................        180            107              167               88
    Death benefits.................................          0             60                0                0
                                                       -------        -------          -------          -------
                                                           400            694            1,032              560
                                                       -------        -------          -------          -------
    Increase (decrease) in net assets from capital
      unit transactions............................      4,323         10,881           15,314            6,993
                                                       -------        -------          -------          -------
    Net increase (decrease) in net assets..........      4,351         10,753           15,029            6,726
  Depositor's equity contribution..................         25             25               25               25
NET ASSETS:
  Beginning of year................................          0              0                0                0
                                                       -------        -------          -------          -------
  End of year......................................    $ 4,376        $10,778          $15,054          $ 6,751
                                                       =======        =======          =======          =======
UNIT ACTIVITY:
  Units outstanding - beginning of year............          0              0                0                0
  Units issued.....................................        633          1,478            2,083            1,011
  Units redeemed...................................       (149)          (247)            (305)            (180)
                                                       -------        -------          -------          -------
  Units outstanding - end of year..................        484          1,231            1,778              831
                                                       =======        =======          =======          =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                         WRL                             WRL
                                                        PIMCO           WRL          TRANSAMERICA         WRL
                                                        TOTAL          JANUS         CONVERTIBLE      TRANSAMERICA
                                                        RETURN        BALANCED        SECURITIES         EQUITY
                                                      SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                     ------------   ------------   ----------------   ------------
                                                     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                     ------------   ------------   ----------------   ------------
                                                       2002(1)        2002(1)          2002(1)          2002(1)
                                                     ------------   ------------   ----------------   ------------
OPERATIONS:
  Net investment income (loss).....................    $   (28)       $    (6)         $    (1)         $    (8)
  Net gain (loss) on investment securities.........        332            (32)              (8)             (47)
                                                       -------        -------          -------          -------
  Net increase (decrease) in net assets resulting
    from operations................................        304            (38)              (9)             (55)
                                                       -------        -------          -------          -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........      7,623          2,421              309            2,916
                                                       -------        -------          -------          -------
  Less cost of units redeemed:
    Administrative charges.........................        304             73               13               80
    Policy loans...................................        109              0                0                0
    Surrender benefits.............................        161              6                1               23
    Death benefits.................................          2             10                0                2
                                                       -------        -------          -------          -------
                                                           576             89               14              105
                                                       -------        -------          -------          -------
    Increase (decrease) in net assets from capital
      unit transactions............................      7,047          2,332              295            2,811
                                                       -------        -------          -------          -------
    Net increase (decrease) in net assets..........      7,351          2,294              286            2,756
  Depositor's equity contribution..................         25             25               25               25
NET ASSETS:
  Beginning of year................................          0              0                0                0
                                                       -------        -------          -------          -------
  End of year......................................    $ 7,376        $ 2,319          $   311          $ 2,781
                                                       =======        =======          =======          =======
UNIT ACTIVITY:
  Units outstanding - beginning of year............          0              0                0                0
  Units issued.....................................        986            352               43              381
  Units redeemed...................................       (287)          (106)              (9)             (55)
                                                       -------        -------          -------          -------
  Units outstanding - end of year..................        699            246               34              326
                                                       =======        =======          =======          =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                                            WRL
                                                           WRL                         TRANSAMERICA
                                                      TRANSAMERICA         WRL             U.S.
                                                         GROWTH          CAPITAL        GOVERNMENT
                                                      OPPORTUNITIES   GUARDIAN VALUE    SECURITIES
                                                       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                      -------------   --------------   -------------
                                                      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                      -------------   --------------   -------------
                                                         2002(1)         2002(1)          2002(1)
                                                      -------------   --------------   -------------
OPERATIONS:
  Net investment income (loss).....................      $    (2)        $     9          $     0
  Net gain (loss) on investment securities.........          (27)            (61)               6
                                                         -------         -------          -------
  Net increase (decrease) in net assets resulting
    from operations................................          (29)            (52)               6
                                                         -------         -------          -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........          599             217              195
                                                         -------         -------          -------
  Less cost of units redeemed:
    Administrative charges.........................           25               9                5
    Policy loans...................................            0               0                0
    Surrender benefits.............................           13               0                0
    Death benefits.................................            5               0                0
                                                         -------         -------          -------
                                                              43               9                5
                                                         -------         -------          -------
    Increase (decrease) in net assets from capital
      unit transactions............................          556             208              190
                                                         -------         -------          -------
    Net increase (decrease) in net assets..........          527             156              196
  Depositor's equity contribution..................           25              25               25
NET ASSETS:
  Beginning of year................................            0               0                0
                                                         -------         -------          -------
  End of year......................................      $   552         $   181          $   221
                                                         =======         =======          =======
UNIT ACTIVITY:
  Units outstanding - beginning of year............            0               0                0
  Units issued.....................................           89              37               22
  Units redeemed...................................          (19)            (14)              (1)
                                                         -------         -------          -------
  Units outstanding - end of year..................           70              23               21
                                                         =======         =======          =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                   WRL            WRL
                                                               J.P. MORGAN      CAPITAL
                                                                 ENHANCED       GUARDIAN
                                                                  INDEX       U.S. EQUITY
                                                                SUBACCOUNT     SUBACCOUNT
                                                               ------------   ------------
                                                               DECEMBER 31,   DECEMBER 31,
                                                               ------------   ------------
                                                                 2002(1)        2002(1)
                                                               ------------   ------------
OPERATIONS:
  Net investment income (loss)..............................     $     0        $     0
  Net gain (loss) on investment securities..................          (5)           (36)
                                                                 -------        -------
  Net increase (decrease) in net assets resulting from
    operations..............................................          (5)           (36)
                                                                 -------        -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)....................          33            160
                                                                 -------        -------
  Less cost of units redeemed:
    Administrative charges..................................           3              5
    Policy loans............................................           0              0
    Surrender benefits......................................           0              0
    Death benefits..........................................           0              0
                                                                 -------        -------
                                                                       3              5
                                                                 -------        -------
    Increase (decrease) in net assets from capital unit
      transactions..........................................          30            155
                                                                 -------        -------
    Net increase (decrease) in net assets...................          25            119
  Depositor's equity contribution...........................          25             25
NET ASSETS:
  Beginning of year.........................................           0              0
                                                                 -------        -------
  End of year...............................................     $    50        $   144
                                                                 =======        =======
UNIT ACTIVITY:
  Units outstanding - beginning of year.....................           0              0
  Units issued..............................................           6             27
  Units redeemed............................................           0             (9)
                                                                 -------        -------
  Units outstanding - end of year...........................           6             18
                                                                 =======        =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                          FIDELITY VIP          FIDELITY VIP        FIDELITY VIP
                                                      GROWTH OPPORTUNITIES      CONTRAFUND(R)       EQUITY-INCOME
                                                           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                      ---------------------   -----------------   -----------------
                                                          DECEMBER 31,          DECEMBER 31,        DECEMBER 31,
                                                      ---------------------   -----------------   -----------------
                                                        2002        2001       2002      2001      2002      2001
                                                      ---------   ---------   -------   -------   -------   -------
OPERATIONS:
  Net investment income (loss).....................    $    (3)    $    (6)   $   (23)  $    (9)  $    25   $    (8)
  Net gain (loss) on investment securities.........       (380)       (118)      (624)     (146)   (1,165)      (66)
                                                       -------     -------    -------   -------   -------   -------
  Net increase (decrease) in net assets resulting
    from operations................................       (383)       (124)      (647)     (155)   (1,140)      (74)
                                                       -------     -------    -------   -------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........      1,196       1,100      4,843     2,727     4,084     4,211
                                                       -------     -------    -------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges.........................        301         117        762       249       738       225
    Policy loans...................................         18           9         40         0        12         0
    Surrender benefits.............................         39          15        171        18       186        31
    Death benefits.................................          7           0          6         0         2         0
                                                       -------     -------    -------   -------   -------   -------
                                                           365         141        979       267       938       256
                                                       -------     -------    -------   -------   -------   -------
    Increase (decrease) in net assets from capital
      unit transactions............................        831         959      3,864     2,460     3,146     3,955
                                                       -------     -------    -------   -------   -------   -------
    Net increase (decrease) in net assets..........        448         835      3,217     2,305     2,006     3,881
  Depositor's equity contribution..................          0           0          0         0         0       (27)
NET ASSETS:
  Beginning of year................................      1,397         562      3,335     1,030     4,161       307
                                                       -------     -------    -------   -------   -------   -------
  End of year......................................    $ 1,845     $ 1,397    $ 6,552   $ 3,335   $ 6,167   $ 4,161
                                                       =======     =======    =======   =======   =======   =======
UNIT ACTIVITY:
  Units outstanding - beginning of year............        193          66        410       110       403        28
  Units issued.....................................        307         242      1,039       504       679       571
  Units redeemed...................................       (171)       (115)      (551)     (204)     (354)     (196)
                                                       -------     -------    -------   -------   -------   -------
  Units outstanding - end of year..................        329         193        898       410       728       403
                                                       =======     =======    =======   =======   =======   =======

See accompanying notes.

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS
AT DECEMBER 31, 2002

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains forty-three investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the "Portfolio") of a Series Fund, which collectively is referred to as the "Fund". The WRL Series Life Account contains four funds (collectively referred to as the "Funds"). Each fund is a registered management investment company under the Investment Company Act of 1940, as amended.

SUBACCOUNT INVESTMENT BY FUND:
-------------------------------
AEGON/TRANSAMERICA SERIES FUND, INC.
     Transamerica Money Market
     AEGON Bond
     Janus Growth
     Janus Global
     LKCM Strategic Total Return
     Van Kampen Emerging Growth
     Alger Aggressive Growth
     Federated Growth & Income
     Transamerica Value Balanced
     PBHG/NWQ Value Select
     American Century International
     GE U.S. Equity
     Third Avenue Value
     Clarion Real Estate Securities
     Marsico Growth
     Munder Net50
     T. Rowe Price Dividend Growth
     T. Rowe Price Small Cap
     Salomon All Cap
     PBHG Mid Cap Growth
     Dreyfus Mid Cap
     Value Line Aggressive Growth
     Great Companies - America(SM)
     Great Companies - Technology(SM)
AEGON/TRANSAMERICA SERIES FUND, INC. (CONTINUED)
     Great Companies - Global(2)
     Gabelli Global Growth
     LKCM Capital Growth
     Conservative Asset Allocation
     Moderate Assets Allocation
     Moderately Aggressive Asset Allocation
     Aggressive Asset Allocation
     PIMCO Total Return
     Janus Balanced
     Transamerica Convertible Securities
     Transamerica Equity
     Transamerica Growth Opportunities
     Capital Guardian Value
     Transamerica U.S. Government Securities
     J.P. Morgan Enhanced Index
     Capital Guardian U.S. Equity

VARIABLE INSURANCE PRODUCTS FUNDS (VIP) - SERVICE CLASS 2
     Fidelity VIP Growth Opportunities Portfolio
     Fidelity VIP Contrafund(R) Portfolio
     Fidelity VIP Equity-Income Portfolio

The following portfolio names have changed:

PORTFOLIO                     FORMERLY
---------                     --------
Transamerica Money Market     J.P. Morgan Money Market
PBHG/NWQ Value Select         NWQ Value Equity
American Century              International Equity
  International
Clarion Real Estate           J.P. Morgan Real Estate
  Securities                    Securities
Marsico Growth                Goldman Sachs Growth
PBHG Mid Cap Growth           Pilgrim Baxter Mid Cap
                                Growth
Fidelity VIP Growth           Fidelity VIP III Growth
  Opportunities Portfolio       Opportunities Portfolio -
                                Service Class 2
Fidelity VIP Contrafund(R)    Fidelity VIP II
  Portfolio                     Contrafund(R)
                                Portfolio - Service Class
                                2
Fidelity VIP Equity-Income    Fidelity VIP Equity-Income
  Portfolio                     Portfolio - Service Class
                                2

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 1 -- (CONTINUED)

In accordance with the shareholder approved agreements and plans of reorganization, the following mergers of the underlying funds occurred within 2002:

DATE     ACQUIRING FUND           ACQUIRED FUND
----     --------------           -------------
Mergers of portfolios within the AEGON/Transamerica
Series Fund, Inc.:

2/28/02  American Century         American Century
           International            International
           (formerly
           International Equity)

4/26/02  Transamerica Value       AEGON Balanced
           Balanced

4/26/02  Great Companies -        C.A.S.E. Growth
           American(SM)

The AEGON/Transamerica Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with AEGON/Transamerica Fund Advisers, Inc. ("ATFA") as investment adviser. Costs incurred in connection with the advisory services rendered by ATFA are paid by each Portfolio. ATFA has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by ATFA. The other Fund has entered into participation agreements for each Portfolio with WRL.

Each period reported on within the financial statements reflects a full twelve month period except as follows:

SUBACCOUNT                                  INCEPTION DATE
----------                                  --------------
WRL Third Avenue Value                        01/02/1998
WRL Clarion Real Estate Securities            05/01/1998
WRL Marsico Growth                            07/01/1999
WRL Munder Net50                              07/01/1999
WRL T. Rowe Price Dividend Growth             07/01/1999
WRL T. Rowe Price Small Cap                   07/01/1999
WRL Salomon All Cap                           07/01/1999
WRL PBHG Mid Cap Growth                       07/01/1999
WRL Dreyfus Mid Cap                           07/01/1999

SUBACCOUNT                                  INCEPTION DATE
----------                                  --------------
WRL Value Line Aggressive Growth              05/01/2000
WRL Great Companies - America(SM)             05/01/2000
WRL Great Companies - Technology(SM)          05/01/2000
WRL Great Companies - Global(2)               09/01/2000
WRL Gabelli Global Growth                     09/01/2000
WRL LKCM Capital Growth                       02/05/2001
WRL Conservative Asset Allocation             05/01/2002
WRL Moderate Asset Allocation                 05/01/2002
WRL Moderately Aggressive Asset Allocation    05/01/2002
WRL Aggressive Asset Allocation               05/01/2002
WRL PIMCO Total Return                        05/01/2002
WRL Janus Balanced                            05/01/2002
WRL Transamerica Convertible Securities       05/01/2002
WRL Transamerica Equity                       05/01/2002
WRL Transamerica Growth Opportunities         05/01/2002
WRL Capital Guardian Value                    05/01/2002
WRL Transamerica U.S. Government
  Securities                                  05/01/2002
WRL J.P. Morgan Enhanced Index                05/01/2002
WRL Capital Guardian U.S. Equity              05/01/2002
Fidelity VIP Growth Opportunities             05/01/2000
Fidelity VIP Contrafund(R)                    05/01/2000
Fidelity VIP Equity-Income                    05/01/2000

On May 1, 2002, WRL made initial contributions totaling $325,000 to the Life Account. The respective amounts of the contributions and units received are as follows:

SUBACCOUNT                           CONTRIBUTION   UNITS
----------                           ------------   -----
WRL Conservative Asset Allocation      $ 25,000     2,500
WRL Moderate Asset Allocation            25,000     2,500
WRL Moderately Aggressive Asset
  Allocation                             25,000     2,500
WRL Aggressive Asset Allocation          25,000     2,500
WRL PIMCO Total Return                   25,000     2,500
WRL Janus Balanced                       25,000     2,500

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 1 -- (CONTINUED)


SUBACCOUNT                           CONTRIBUTION   UNITS
----------                           ------------   -----
WRL Transamerica Convertible
  Securities                           $ 25,000     2,500
WRL Transamerica Equity                  25,000     2,500
WRL Transamerica Growth
  Opportunities                          25,000     2,500
WRL Capital Guardian Value               25,000     2,500
WRL Transamerica U.S. Government
  Securities                             25,000     2,500
WRL J.P. Morgan Enhanced Index           25,000     2,500
WRL Capital Guardian U.S. Equity         25,000     2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A.  VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.  FEDERAL INCOME TAXES

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL, as long as earnings are credited under the Policies. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- EXPENSES AND RELATED PARTY TRANSACTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A.  POLICY CHARGES

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B.  LIFE ACCOUNT CHARGES

A daily charge equal to an annual rate of .90% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

C.  RELATED PARTY TRANSACTIONS

ATFA is the investment adviser for the AEGON/Transamerica Series Fund, Inc. ("Fund"). The Fund has entered into annually renewable investment advisory agreements for each portfolio. The agreements provide for an advisory fee at the following annual rate to ATFA as a percentage of the average daily net assets of the portfolio.

PORTFOLIO                                    ADVISORY FEE
---------                                    ------------
Transamerica Money Market(1)                    0.35 %
AEGON Bond                                      0.45 %
Janus Growth                                    0.80 %
Janus Global                                    0.80 %
LKCM Strategic Total Return                     0.80 %
Van Kampen Emerging Growth                      0.80 %
Alger Aggressive Growth                         0.80 %
Federated Growth & Income                       0.75 %
Transamerica Value Balanced                     0.75 %
PBHG/NWQ Value Select                           0.80 %
American Century International(2)               1.00 %
GE U.S. Equity                                  0.80 %
Third Avenue Value                              0.80 %
Clarion Real Estate Securities                  0.80 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 2 -- (CONTINUED)


PORTFOLIO                                    ADVISORY FEE
---------                                    ------------
Marsico Growth(3)                               0.90 %
Munder Net50                                    0.90 %
T. Rowe Price Dividend Growth(3)                0.90 %
T. Rowe Price Small Cap                         0.75 %
Salomon All Cap(3)                              0.90 %
PBHG Mid Cap Growth(3)                          0.90 %
Dreyfus Mid Cap(4)                              0.85 %
Value Line Aggressive Growth                    0.80 %
Great Companies - America(SM)                   0.80 %
Great Companies - Technology(SM)                0.80 %
Great Companies - Global(2)                     0.80 %
Gabelli Global Growth(5)                        1.00 %
LKCM Capital Growth                             0.80 %
Conservative Asset Allocation                   0.10 %
Moderate Assets Allocation                      0.10 %
Moderately Aggressive Asset Allocation          0.10 %
Aggressive Asset Allocation                     0.10 %
PIMCO Total Return                              0.70 %
Janus Balanced(6)                               0.90 %
Transamerica Convertible Securities(7)          0.80 %
Transamerica Equity                             0.75 %
Transamerica Growth Opportunities               0.85 %
Capital Guardian Value(8)                       0.85 %
Transamerica US Government Securities           0.65 %
J.P. Morgan Enhanced Index                      0.75 %
Capital Guardian U.S. Equity(8)                 0.85 %

AEGON/Transamerica Fund Services, Inc. ("ATFS") provides the Fund with administrative and transfer agency services. ATFA and ATFS are wholly owned subsidiaries of WRL. WRL is an indirect wholly owned subsidiary of AEGON NV, a Netherlands corporation.
---------------

(1) On May 1, 2002 the advising fee for Transamerica Money Market was reduced from .40% to .35% of average daily net assets.

(2) AEGON/Transamerica Advisers receives compensation for its services at 1.00% for the first $50 million of the portfolio's average daily net assets; 0.95% of assets over $50 million up to $150 million; 0.90% of assets over $150 million up to $500 million; and 0.85% of assets in excess of $500 million.

(3) AEGON/Transamerica Advisers receives compensation for its services at 0.90% for the first $100 million of the portfolio's average daily net assets; and 0.80% of assets in excess of $100 million.

(4) AEGON/Transamerica Advisers receives compensation for its services at 0.85% for the first $100 million of the portfolio's average daily net assets; and 0.80% of assets in excess of $100 million.

(5) AEGON/Transamerica Advisers receives compensation for its services at 1.00% for the first $500 million of the portfolio's average daily net assets; 0.90% of assets over $500 million up to $1 billion; and 0.80% of assets in excess of $1 billion.

(6) AEGON/Transamerica Advisers receives compensation for its services at 0.90% for the first $500 million of the portfolio's average daily net assets; and 0.85% of assets over $500 million up to $1 billion; and 0.80% of assets in excess of $1 billion.

(7) AEGON/Transamerica Advisers receives compensation for its services at 0.80% for the first $500 million of the portfolio's average daily net assets; and 0.70% of assets in excess of $500 million.

(8) AEGON/Transamerica Advisers receives compensation for its services at 0.85% for the first $300 million of the portfolio's average daily net assets; and 0.80% of assets over $300 million up to $500 million; and 0.775% of assets in excess of $500 million.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2002 are as follows (in thousands):

                                 PURCHASES       PROCEEDS
                                     OF         FROM SALES
SUBACCOUNT                       SECURITIES    OF SECURITIES
----------                      ------------   -------------
WRL Transamerica Money Market     $ 97,098       $ 85,845
WRL AEGON Bond                      24,986         11,904
WRL Janus Growth                    50,560         65,665
WRL Janus Global                    20,085         27,488
WRL LKCM Strategic Total
  Return                             5,930          8,751
WRL Van Kampen Emerging Growth      38,062         46,006
WRL Alger Aggressive Growth         35,295         32,146

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 4 -- (CONTINUED)


                                 PURCHASES       PROCEEDS
                                     OF         FROM SALES
SUBACCOUNT                       SECURITIES    OF SECURITIES
----------                      ------------   -------------
WRL Federated Growth & Income     $ 32,908       $  5,617
WRL Transamerica Value
  Balanced                          32,348          5,354
WRL PBHG/NWQ Value Select            7,341          3,411
WRL American Century
  International                      4,252          2,245
WRL GE U.S. Equity                   5,577          3,080
WRL Third Avenue Value              15,644          5,301
WRL Clarion Real Estate
  Securities                        15,351          3,399
WRL Marsico Growth                   4,691          2,783
WRL Munder Net50                     3,239          2,516
WRL T. Rowe Price Dividend
  Growth                             2,926            931
WRL T. Rowe Price Small Cap          4,835          2,647
WRL Salomon All Cap                 10,992          4,340
WRL PBHG Mid Cap Growth              7,580          4,560
WRL Dreyfus Mid Cap                  9,088          3,155
WRL Value Line Aggressive
  Growth                               961            566
WRL Great Companies -
  America(SM)                       46,491          3,534
WRL Great Companies -
  Technology(SM)                     4,500          2,714
WRL Great
  Companies - Global(2)              3,394            773

                                 PURCHASES       PROCEEDS
                                     OF         FROM SALES
SUBACCOUNT                       SECURITIES    OF SECURITIES
----------                      ------------   -------------
WRL Gabelli Global Growth         $  5,555       $    577
WRL LKCM Capital Growth              1,448          1,169
WRL Conservative Asset
  Allocation                         4,753            564
WRL Moderate Asset Allocation       11,134            311
WRL Moderately Aggressive
  Asset Allocation                  15,464            221
WRL Aggressive Asset
  Allocation                         7,151            163
WRL PIMCO Total Return               8,312          1,264
WRL Janus Balanced                   3,027            615
WRL Transamerica Convertible
  Securities                           378             59
WRL Transamerica Equity              2,919            132
WRL Transamerica Growth
  Opportunities                        655             76
WRL Capital Guardian Value             338             96
WRL Transamerica U.S.
  Government Securities                226             11
WRL J.P. Morgan Enhanced Index          56              1
WRL Capital Guardian U.S.
  Equity                               245             65
Fidelity VIP Growth
  Opportunities                      1,253            417
Fidelity VIP Contrafund(R)           5,861          2,019
Fidelity VIP Equity - Income         4,169            887

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                     WRL TRANSAMERICA MONEY MARKET SUBACCOUNT
                                                               -----------------------------------------------------
                                                                                   DECEMBER 31,
                                                               -----------------------------------------------------
                                                                 2002        2001       2000       1999       1998
                                                               ---------   --------   --------   --------   --------
Accumulation unit value, beginning of year..................   $   18.95   $  18.39   $  17.49   $  16.83   $  16.13
                                                               ---------   --------   --------   --------   --------

  Income from operations:

    Net investment income (loss)............................        0.11       0.56       0.90       0.66       0.70

    Net realized and unrealized gain (loss) on investment...        0.00       0.00       0.00       0.00       0.00
                                                               ---------   --------   --------   --------   --------

      Net income (loss) from operations.....................        0.11       0.56       0.90       0.66       0.70
                                                               ---------   --------   --------   --------   --------

Accumulation unit value, end of year........................   $   19.06   $  18.95   $  18.39   $  17.49   $  16.83
                                                               =========   ========   ========   ========   ========

Total return................................................      0.54 %     3.05 %     5.17 %     3.92 %     4.36 %

Ratios and supplemental data:

  Net assets at end of period (in thousands)................   $  93,388   $ 82,417   $ 60,279   $ 56,070   $ 24,576

  Ratio of net investment income (loss) to average net
    assets..................................................      0.53 %     2.80 %     5.05 %     3.87 %     4.24 %

  Ratio of expenses to average net assets...................      0.90 %     0.90 %     0.90 %     0.90 %     0.90 %

                                                                             WRL AEGON BOND SUBACCOUNT
                                                               -----------------------------------------------------
                                                                                   DECEMBER 31,
                                                               -----------------------------------------------------
                                                                 2002        2001       2000       1999       1998
                                                               ---------   --------   --------   --------   --------
Accumulation unit value, beginning of year..................   $   25.91   $  24.19   $  22.01   $  22.89   $  21.12
                                                               ---------   --------   --------   --------   --------

  Income from operations:

    Net investment income (loss)............................        0.82      (0.06)      1.04       1.13       1.01

    Net realized and unrealized gain (loss) on investment...        1.51       1.78       1.14      (2.01)      0.76
                                                               ---------   --------   --------   --------   --------

      Net income (loss) from operations.....................        2.33       1.72       2.18      (0.88)      1.77
                                                               ---------   --------   --------   --------   --------

Accumulation unit value, end of year........................   $   28.24   $  25.91   $  24.19   $  22.01   $  22.89
                                                               =========   ========   ========   ========   ========

Total return................................................      8.99 %     7.11 %     9.90 %    (3.81)%     8.34 %
Ratios and supplemental data:

  Net assets at end of period (in thousands)................   $  61,311   $ 44,709   $ 25,935   $ 27,129   $ 24,934

  Ratio of net investment income (loss) to average net
    assets..................................................      3.03 %    (0.24)%     4.58 %     5.10 %     4.58 %

  Ratio of expenses to average net assets...................      0.90 %     0.90 %     0.90 %     0.90 %     0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                            WRL JANUS GROWTH SUBACCOUNT
                                                              -------------------------------------------------------
                                                                                   DECEMBER 31,
                                                              -------------------------------------------------------
                                                                2002        2001       2000        1999        1998
                                                              ---------   --------   --------   ----------   --------
Accumulation unit value, beginning of year.................   $   73.01   $ 102.61   $ 145.70   $    92.07   $  56.48
                                                              ---------   --------   --------   ----------   --------

  Income from operations:

    Net investment income (loss)...........................       (0.53)     (0.73)     16.41        25.03       0.13

    Net realized and unrealized gain (loss) on
      investment...........................................      (21.78)    (28.87)    (59.50)       28.60      35.46
                                                              ---------   --------   --------   ----------   --------

      Net income (loss) from operations....................      (22.31)    (29.60)    (43.09)       53.63      35.59
                                                              ---------   --------   --------   ----------   --------

Accumulation unit value, end of year.......................   $   50.70   $  73.01   $ 102.61   $   145.70   $  92.07
                                                              =========   ========   ========   ==========   ========

Total return...............................................    (30.55)%   (28.85)%   (29.58)%      58.25 %    63.01 %
Ratios and supplemental data:

  Net assets at end of period (in thousands)...............   $ 474,008   $699,663   $961,015   $1,353,957   $798,027

  Ratio of net investment income (loss) to average net
    assets.................................................     (0.90)%    (0.90)%    11.75 %      22.67 %     0.19 %

  Ratio of expenses to average net assets..................      0.90 %     0.90 %     0.90 %       0.90 %     0.90 %

                                                                            WRL JANUS GLOBAL SUBACCOUNT
                                                              -------------------------------------------------------
                                                                                   DECEMBER 31,
                                                              -------------------------------------------------------
                                                                2002        2001       2000        1999        1998
                                                              ---------   --------   --------   ----------   --------
Accumulation unit value, beginning of year.................   $   24.31   $  31.79   $  38.91   $    22.94   $  17.80
                                                              ---------   --------   --------   ----------   --------

  Income from operations:

    Net investment income (loss)...........................        0.37       0.00       7.93         2.44       0.82

    Net realized and unrealized gain (loss) on
      investment...........................................       (6.86)     (7.48)    (15.05)       13.53       4.32
                                                              ---------   --------   --------   ----------   --------

      Net income (loss) from operations....................       (6.49)     (7.48)     (7.12)       15.97       5.14
                                                              ---------   --------   --------   ----------   --------

Accumulation unit value, end of year.......................   $   17.82   $  24.31   $  31.79   $    38.91   $  22.94
                                                              =========   ========   ========   ==========   ========

Total return...............................................    (26.69)%   (23.53)%   (18.28)%      69.58 %    28.86 %
Ratios and supplemental data:

  Net assets at end of period (in thousands)...............   $ 218,765   $313,912   $410,109   $  451,498   $233,256

  Ratio of net investment income (loss) to average net
    assets.................................................      1.78 %     0.01 %    20.55 %       9.07 %     3.92 %

  Ratio of expenses to average net assets..................      0.90 %     0.90 %     0.90 %       0.90 %     0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                   WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                          ------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                          ------------------------------------------------------------
                                                             2002         2001         2000        1999        1998
                                                          ----------   ----------   ----------   ---------   ---------
Accumulation unit value, beginning of year.............   $    21.10   $    21.77   $    22.82   $   20.55   $   18.91
                                                          ----------   ----------   ----------   ---------   ---------
  Income from operations:
    Net investment income (loss).......................         0.42        (0.09)        1.63        1.68        0.71
    Net realized and unrealized gain (loss) on
      investment.......................................        (2.81)       (0.58)       (2.68)       0.59        0.93
                                                          ----------   ----------   ----------   ---------   ---------
      Net income (loss) from operations................        (2.39)       (0.67)       (1.05)       2.27        1.64
                                                          ----------   ----------   ----------   ---------   ---------
Accumulation unit value, end of year...................   $    18.71   $    21.10   $    21.77   $   22.82   $   20.55
                                                          ==========   ==========   ==========   =========   =========
Total return...........................................     (11.35)%      (3.06)%      (4.62)%     11.07 %      8.66 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)...........   $   79,810   $   95,331   $   98,466   $ 106,665   $  98,926
  Ratio of net investment income (loss) to average net
    assets.............................................       2.14 %      (0.44)%       7.43 %      7.93 %      3.67 %
  Ratio of expenses to average net assets..............       0.90 %       0.90 %       0.90 %      0.90 %      0.90 %

                                                                   WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
                                                          ------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                          ------------------------------------------------------------
                                                             2002         2001         2000        1999        1998
                                                          ----------   ----------   ----------   ---------   ---------
Accumulation unit value, beginning of year.............   $    37.54   $    56.74   $    64.99   $   31.96   $   23.48
                                                          ----------   ----------   ----------   ---------   ---------
  Income from operations:
    Net investment income (loss).......................        (0.25)       (0.35)       16.83        9.32        0.91
    Net realized and unrealized gain (loss) on
      investment.......................................       (12.38)      (18.85)      (25.08)      23.71        7.57
                                                          ----------   ----------   ----------   ---------   ---------
      Net income (loss) from operations................       (12.63)      (19.20)       (8.25)      33.03        8.48
                                                          ----------   ----------   ----------   ---------   ---------
Accumulation unit value, end of year...................   $    24.91   $    37.54   $    56.74   $   64.99   $   31.96
                                                          ==========   ==========   ==========   =========   =========
Total return...........................................     (33.66)%     (33.83)%     (12.70)%    103.33 %     36.11 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)...........   $  250,959   $  386,903   $  580,202   $ 608,130   $ 262,665
  Ratio of net investment income (loss) to average net
    assets.............................................      (0.81)%      (0.82)%      23.62 %     23.19 %      3.44 %
  Ratio of expenses to average net assets..............       0.90 %       0.90 %       0.90 %      0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                   WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                      ----------------------------------------------------------------
                                                                                DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                         2002          2001          2000         1999         1998
                                                      -----------   -----------   ----------   ----------   ----------
Accumulation unit value, beginning of year.........   $     25.17   $     30.40   $    44.67   $    26.67   $    18.10
                                                      -----------   -----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)...................         (0.18)        (0.23)        4.76         4.90         1.33
    Net realized and unrealized gain (loss) on
      investment...................................         (8.62)        (5.00)      (19.03)       13.10         7.24
                                                      -----------   -----------   ----------   ----------   ----------
      Net income (loss) from operations............         (8.80)        (5.23)      (14.27)       18.00         8.57
                                                      -----------   -----------   ----------   ----------   ----------
Accumulation unit value, end of year...............   $     16.37   $     25.17   $    30.40   $    44.67   $    26.67
                                                      ===========   ===========   ==========   ==========   ==========
Total return.......................................      (34.98)%      (17.20)%     (31.94)%      67.52 %      47.36 %
Ratios and supplemental data:
  Net assets at end of period (in thousands).......   $   164,857   $   248,752   $  280,172   $  354,178   $  177,857
  Ratio of net investment income (loss) to average
    net assets.....................................       (0.90)%       (0.90)%      11.65 %      15.54 %       6.20 %
  Ratio of expenses to average net assets..........        0.90 %        0.90 %       0.90 %       0.90 %       0.90 %

                                                                  WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                      ----------------------------------------------------------------
                                                                                DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                         2002          2001          2000         1999         1998
                                                      -----------   -----------   ----------   ----------   ----------
Accumulation unit value, beginning of year.........   $     22.85   $     19.93   $    15.57   $    16.44   $    16.09
                                                      -----------   -----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)...................          1.20          0.21         0.85         1.05         0.77
    Net realized and unrealized gain (loss) on
      investment...................................         (1.19)         2.71         3.51        (1.92)       (0.42)
                                                      -----------   -----------   ----------   ----------   ----------
      Net income (loss) from operations............          0.01          2.92         4.36        (0.87)        0.35
                                                      -----------   -----------   ----------   ----------   ----------
Accumulation unit value, end of year...............   $     22.86   $     22.85   $    19.93   $    15.57   $    16.44
                                                      ===========   ===========   ==========   ==========   ==========
Total return.......................................        0.06 %       14.67 %      28.01 %      (5.31)%       2.13 %
Ratios and supplemental data:
  Net assets at end of period (in thousands).......   $    79,210   $    57,831   $   26,883   $   17,389   $   16,047
  Ratio of net investment income (loss) to average
    net assets.....................................        5.21 %        0.95 %       5.00 %       6.51 %       4.83 %
  Ratio of expenses to average net assets..........        0.90 %        0.90 %       0.90 %       0.90 %       0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                     WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT
                                                              --------------------------------------------------------
                                                                                    DECEMBER 31,
                                                              --------------------------------------------------------
                                                                2002        2001        2000        1999       1998
                                                              ---------   ---------   ---------   --------   ---------
Accumulation unit value, beginning of year..................  $   18.47   $   18.19   $   15.66   $  16.74   $   15.60
                                                              ---------   ---------   ---------   --------   ---------
  Income from operations:
    Net investment income (loss)............................       0.47        0.10        1.20       0.41        1.58
    Net realized and unrealized gain (loss) on investment...      (3.17)       0.18        1.33      (1.49)      (0.44)
                                                              ---------   ---------   ---------   --------   ---------
      Net income (loss) from operations.....................      (2.70)       0.28        2.53      (1.08)       1.14
                                                              ---------   ---------   ---------   --------   ---------
Accumulation unit value, end of year........................  $   15.77   $   18.47   $   18.19   $  15.66   $   16.74
                                                              =========   =========   =========   ========   =========
Total return................................................   (14.59)%      1.54 %     16.16 %    (6.48)%      7.36 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)................  $  55,762   $  41,934   $  34,213   $ 33,317   $  39,904
  Ratio of net investment income (loss) to average net
    assets..................................................     2.86 %      0.55 %      7.33 %     2.50 %      9.69 %
  Ratio of expenses to average net assets...................     0.90 %      0.90 %      0.90 %     0.90 %      0.90 %

                                                                        WRL PBHG/NWQ VALUE SELECT SUBACCOUNT
                                                              --------------------------------------------------------
                                                                                    DECEMBER 31,
                                                              --------------------------------------------------------
                                                                2002        2001        2000        1999       1998
                                                              ---------   ---------   ---------   --------   ---------
Accumulation unit value, beginning of year..................  $   15.64   $   16.07   $   14.08   $  13.16   $   13.94
                                                              ---------   ---------   ---------   --------   ---------
  Income from operations:
    Net investment income (loss)............................       0.19       (0.12)       0.23       0.20        0.95
    Net realized and unrealized gain (loss) on investment...      (2.53)      (0.31)       1.76       0.72       (1.73)
                                                              ---------   ---------   ---------   --------   ---------
      Net income (loss) from operations.....................      (2.34)      (0.43)       1.99       0.92       (0.78)
                                                              ---------   ---------   ---------   --------   ---------
Accumulation unit value, end of year........................  $   13.30   $   15.64   $   16.07   $  14.08   $   13.16
                                                              =========   =========   =========   ========   =========
Total return................................................   (14.98)%     (2.68)%     14.17 %     6.98 %     (5.63)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)................  $  30,289   $  32,890   $  28,888   $ 26,678   $  26,083
  Ratio of net investment income (loss) to average net
    assets..................................................     1.28 %     (0.75)%      1.58 %     1.42 %      6.84 %
  Ratio of expenses to average net assets...................     0.90 %      0.90 %      0.90 %     0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                WRL AMERICAN CENTURY INTERNATIONAL SUBACCOUNT
                                                         -----------------------------------------------------------
                                                                                DECEMBER 31,
                                                         -----------------------------------------------------------
                                                            2002         2001        2000        1999        1998
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year............   $     9.43   $    12.43   $   14.76   $   11.92   $   10.65
                                                         ----------   ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)......................        (0.05)        0.25        2.00        0.62       (0.09)
    Net realized and unrealized gain (loss) on
      investment......................................        (2.01)       (3.25)      (4.33)       2.22        1.36
                                                         ----------   ----------   ---------   ---------   ---------
      Net income (loss) from operations...............        (2.06)       (3.00)      (2.33)       2.84        1.27
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, end of year..................   $     7.37   $     9.43   $   12.43   $   14.76   $   11.92
                                                         ==========   ==========   =========   =========   =========
Total return..........................................     (21.89)%     (24.12)%    (15.75)%     23.84 %     11.84 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)..........   $    7,974   $    8,183   $   7,944   $   7,013   $   5,827
  Ratio of net investment income (loss) to average net
    assets............................................      (0.59)%       2.40 %     15.54 %      5.09 %     (0.81)%
  Ratio of expenses to average net assets.............       0.90 %       0.90 %      0.90 %      0.90 %      0.90 %

                                                                        WRL GE U.S. EQUITY SUBACCOUNT
                                                         -----------------------------------------------------------
                                                                                DECEMBER 31,
                                                         -----------------------------------------------------------
                                                            2002         2001        2000        1999        1998
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year............   $    15.97   $    17.69   $   17.99   $   15.33   $   12.59
                                                         ----------   ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)......................        (0.06)       (0.12)       0.68        1.38        0.73
    Net realized and unrealized gain (loss) on
      investment......................................        (3.21)       (1.60)      (0.98)       1.28        2.01
                                                         ----------   ----------   ---------   ---------   ---------
      Net income (loss) from operations...............        (3.27)       (1.72)      (0.30)       2.66        2.74
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, end of year..................   $    12.70   $    15.97   $   17.69   $   17.99   $   15.33
                                                         ==========   ==========   =========   =========   =========
Total return..........................................     (20.52)%      (9.69)%     (1.67)%     17.35 %     21.78 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)..........   $   26,774   $   31,020   $  29,771   $  26,416   $  14,084
  Ratio of net investment income (loss) to average net
    assets............................................      (0.44)%      (0.72)%      3.81 %      8.27 %      5.30 %
  Ratio of expenses to average net assets.............       0.90 %       0.90 %      0.90 %      0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                      WRL THIRD AVENUE VALUE SUBACCOUNT
                                                         -----------------------------------------------------------
                                                                                DECEMBER 31,
                                                         -----------------------------------------------------------
                                                            2002         2001        2000        1999       1998(1)
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year............   $    14.96   $    14.22   $   10.59   $    9.23   $   10.00
                                                         ----------   ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)......................         0.13        (0.11)       0.60        0.19       (0.05)
    Net realized and unrealized gain (loss) on
      investment......................................        (2.02)        0.85        3.03        1.17       (0.72)
                                                         ----------   ----------   ---------   ---------   ---------
      Net income (loss) from operations...............        (1.89)        0.74        3.63        1.36       (0.77)
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, end of year..................   $    13.07   $    14.96   $   14.22   $   10.59   $    9.23
                                                         ==========   ==========   =========   =========   =========
Total return..........................................     (12.66)%       5.22 %     34.26 %     14.68 %     (7.67)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)..........   $   37,656   $   34,345   $  16,735   $   3,411   $   2,807
  Ratio of net investment income (loss) to average net
    assets............................................       0.92 %      (0.78)%      4.53 %      1.98 %     (0.52)%
  Ratio of expenses to average net assets.............       0.90 %       0.90 %      0.90 %      0.90 %      0.90 %

                                                                WRL CLARION REAL ESTATE SECURITIES SUBACCOUNT
                                                         -----------------------------------------------------------
                                                                                DECEMBER 31,
                                                         -----------------------------------------------------------
                                                            2002         2001        2000        1999       1998(1)
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year............   $    11.40   $    10.36   $    8.06   $    8.46   $   10.00
                                                         ----------   ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)......................         0.12         0.21        0.10        0.07       (0.05)
    Net realized and unrealized gain (loss) on
      investment......................................         0.19         0.83        2.20       (0.47)      (1.49)
                                                         ----------   ----------   ---------   ---------   ---------
      Net income (loss) from operations...............         0.31         1.04        2.30       (0.40)      (1.54)
                                                         ----------   ----------   ---------   ---------   ---------
Accumulation unit value, end of year..................   $    11.71   $    11.40   $   10.36   $    8.06   $    8.46
                                                         ==========   ==========   =========   =========   =========
Total return..........................................       2.67 %      10.06 %     28.46 %     (4.63)%    (15.44)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)..........   $   19,564   $    7,899   $   2,476   $     627   $     709
  Ratio of net investment income (loss) to average net
    assets............................................       0.99 %       1.92 %      1.07 %      0.95 %     (0.90)%
  Ratio of expenses to average net assets.............       0.90 %       0.90 %      0.90 %      0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                       WRL MARSICO GROWTH SUBACCOUNT
                                                               ----------------------------------------------
                                                                                DECEMBER 31,
                                                               ----------------------------------------------
                                                                 2002        2001        2000       1999(1)
                                                               ---------   ---------   ---------   ----------
Accumulation unit value, beginning of year..................   $    8.76   $   10.29   $   11.29   $    10.00
                                                               ---------   ---------   ---------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.06)      (0.01)       0.06        (0.05)
    Net realized and unrealized gain (loss)
      on investment.........................................       (2.27)      (1.52)      (1.06)        1.34
                                                               ---------   ---------   ---------   ----------
      Net income (loss) from operations.....................       (2.33)      (1.53)      (1.00)        1.29
                                                               ---------   ---------   ---------   ----------
Accumulation unit value, end of year........................   $    6.43   $    8.76   $   10.29   $    11.29
                                                               =========   =========   =========   ==========
Total return................................................    (26.64)%    (14.86)%     (8.84)%      12.91 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)................   $   4,464   $   3,750   $   1,627   $      977
  Ratio of net investment income (loss) to
    average net assets......................................     (0.79)%     (0.08)%      0.59 %      (0.90)%
  Ratio of expenses to average net assets...................      0.90 %      0.90 %      0.90 %       0.90 %

                                                                        WRL MUNDER NET50 SUBACCOUNT
                                                               ----------------------------------------------
                                                                                  JUNE 30,
                                                               ----------------------------------------------
                                                                 2002        2001        2000       1999(1)
                                                               ---------   ---------   ---------   ----------
Accumulation unit value, beginning of year..................   $    7.98   $   10.80   $   10.92   $    10.00
                                                               ---------   ---------   ---------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.05)      (0.03)       0.22         0.76
    Net realized and unrealized gain (loss)
      on investment.........................................       (3.06)      (2.79)      (0.34)        0.16
                                                               ---------   ---------   ---------   ----------
      Net income (loss) from operations.....................       (3.11)      (2.82)      (0.12)        0.92
                                                               ---------   ---------   ---------   ----------
Accumulation unit value, end of year........................   $    4.87   $    7.98   $   10.80   $    10.92
                                                               =========   =========   =========   ==========
Total return................................................    (38.97)%    (26.09)%     (1.15)%       9.23 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)................   $   2,439   $   2,804   $     862   $      344
  Ratio of net investment income (loss) to
    average net assets......................................     (0.90)%     (0.29)%      2.00 %      15.66 %
  Ratio of expenses to average net assets...................      0.90 %      0.90 %      0.90 %       0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                     WRL T. ROWE PRICE DIVIDEND GROWTH
                                                                                 SUBACCOUNT
                                                               ----------------------------------------------
                                                                                DECEMBER 31,
                                                               ----------------------------------------------
                                                                 2002        2001        2000       1999(1)
                                                               ---------   ---------   ---------   ----------
Accumulation unit value, beginning of year..................   $    9.48   $    9.98   $    9.16   $    10.00
                                                               ---------   ---------   ---------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.03)      (0.08)      (0.04)       (0.04)
    Net realized and unrealized gain (loss)
      on investment.........................................       (1.83)      (0.42)       0.86        (0.80)
                                                               ---------   ---------   ---------   ----------
      Net income (loss) from operations.....................       (1.86)      (0.50)       0.82        (0.84)
                                                               ---------   ---------   ---------   ----------
Accumulation unit value, end of year........................   $    7.62   $    9.48   $    9.98   $     9.16
                                                               =========   =========   =========   ==========
Total return................................................    (19.54)%     (5.02)%      8.89 %      (8.37)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)................   $   4,594   $   3,419   $     985   $      501
  Ratio of net investment income (loss) to
    average net assets......................................     (0.38)%     (0.90)%     (0.42)%      (0.90)%
  Ratio of expenses to average net assets...................      0.90 %      0.90 %      0.90 %       0.90 %

                                                                        WRL T. ROWE PRICE SMALL CAP
                                                                                 SUBACCOUNT
                                                               ----------------------------------------------
                                                                                DECEMBER 31,
                                                               ----------------------------------------------
                                                                 2002        2001        2000       1999(1)
                                                               ---------   ---------   ---------   ----------
Accumulation unit value, beginning of year..................   $    9.99   $   11.17   $   12.31   $    10.00
                                                               ---------   ---------   ---------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.07)      (0.09)       0.04         0.41
    Net realized and unrealized gain (loss)
      on investment.........................................       (2.72)      (1.09)      (1.18)        1.90
                                                               ---------   ---------   ---------   ----------
      Net income (loss) from operations.....................       (2.79)      (1.18)      (1.14)        2.31
                                                               ---------   ---------   ---------   ----------
Accumulation unit value, end of year........................   $    7.20   $    9.99   $   11.17   $    12.31
                                                               =========   =========   =========   ==========
Total return................................................    (28.00)%    (10.52)%     (9.27)%      23.09 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)................   $   6,667   $   6,832   $   2,568   $      925
  Ratio of net investment income (loss) to
    average net assets......................................     (0.90)%     (0.90)%      0.29 %       8.13 %
  Ratio of expenses to average net assets...................      0.90 %      0.90 %      0.90 %       0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                       WRL SALOMON ALL CAP SUBACCOUNT
                                                               ----------------------------------------------
                                                                                DECEMBER 31,
                                                               ----------------------------------------------
                                                                  2002        2001        2000       1999(1)
                                                               ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year..................   $    12.70   $   12.55   $   10.70   $   10.00
                                                               ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)............................         0.02        0.11        0.23        0.40
    Net realized and unrealized gain (loss)
      on investment.........................................        (3.25)       0.04        1.62        0.30
                                                               ----------   ---------   ---------   ---------
      Net income (loss) from operations.....................        (3.23)       0.15        1.85        0.70
                                                               ----------   ---------   ---------   ---------
Accumulation unit value, end of year........................   $     9.47   $   12.70   $   12.55   $   10.70
                                                               ==========   =========   =========   =========
Total return................................................     (25.39)%      1.18 %     17.24 %      7.02 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)................   $   27,583   $  30,526   $   8,072   $     383
  Ratio of net investment income (loss) to
    average net assets......................................       0.17 %      0.89 %      1.91 %      8.07 %
  Ratio of expenses to average net assets...................       0.90 %      0.90 %      0.90 %      0.90 %

                                                                     WRL PBHG MID CAP GROWTH SUBACCOUNT
                                                               ----------------------------------------------
                                                                                DECEMBER 31,
                                                               ----------------------------------------------
                                                                  2002        2001        2000       1999(1)
                                                               ----------   ---------   ---------   ---------
Accumulation unit value, beginning of year..................   $     8.61   $   13.56   $   15.98   $   10.00
                                                               ----------   ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)............................        (0.06)      (0.09)       0.04        0.04
    Net realized and unrealized gain (loss)
      on investment.........................................        (2.44)      (4.86)      (2.46)       5.94
                                                               ----------   ---------   ---------   ---------
      Net income (loss) from operations.....................        (2.50)      (4.95)      (2.42)       5.98
                                                               ----------   ---------   ---------   ---------
Accumulation unit value, end of year........................   $     6.11   $    8.61   $   13.56   $   15.98
                                                               ==========   =========   =========   =========
Total return................................................     (29.03)%    (36.50)%    (15.16)%     59.78 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)................   $   26,001   $  32,867   $  39,702   $   5,065
  Ratio of net investment income (loss) to
    average net assets......................................      (0.90)%     (0.90)%      0.25 %      0.62 %
  Ratio of expenses to average net assets...................       0.90 %      0.90 %      0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                       WRL DREYFUS MID CAP SUBACCOUNT
                                                               -----------------------------------------------
                                                                                DECEMBER 31,
                                                               -----------------------------------------------
                                                                  2002        2001         2000       1999(1)
                                                               ----------   ---------   ----------   ---------
Accumulation unit value, beginning of year..................   $    10.81   $   11.35   $    10.14   $   10.00
                                                               ----------   ---------   ----------   ---------
  Income from operations:
    Net investment income (loss)............................        (0.09)       0.05         0.23       (0.04)
    Net realized and unrealized gain (loss)
      on investment.........................................        (1.37)      (0.59)        0.98        0.18
                                                               ----------   ---------   ----------   ---------
      Net income (loss) from operations.....................        (1.46)      (0.54)        1.21        0.14
                                                               ----------   ---------   ----------   ---------
Accumulation unit value, end of year........................   $     9.35   $   10.81   $    11.35   $   10.14
                                                               ==========   =========   ==========   =========
Total return................................................     (13.50)%     (4.80)%      11.91 %      1.44 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)................   $    9,498   $   5,325   $    1,811   $     337
  Ratio of net investment income (loss) to
    average net assets......................................      (0.85)%      0.44 %       2.02 %     (0.90)%
  Ratio of expenses to average net assets...................       0.90 %      0.90 %       0.90 %      0.90 %

                                                                WRL VALUE LINE AGGRESSIVE GROWTH
                                                                           SUBACCOUNT
                                                               -----------------------------------
                                                                          DECEMBER 31,
                                                               -----------------------------------
                                                                  2002        2001       2000(1)
                                                               ----------   ---------   ----------
Accumulation unit value, beginning of year..................   $     7.97   $    8.98   $    10.00
                                                               ----------   ---------   ----------
  Income from operations:
    Net investment income (loss)............................        (0.06)      (0.07)       (0.06)
    Net realized and unrealized gain (loss) on investment...        (1.83)      (0.94)       (0.96)
                                                               ----------   ---------   ----------
      Net income (loss) from operations.....................        (1.89)      (1.01)       (1.02)
                                                               ----------   ---------   ----------
Accumulation unit value, end of year........................   $     6.08   $    7.97   $     8.98
                                                               ==========   =========   ==========
Total return................................................     (23.68)%    (11.21)%     (10.24)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)................   $    1,331   $   1,283   $    1,067
  Ratio of net investment income (loss) to average net
    assets..................................................      (0.90)%     (0.90)%      (0.90)%
  Ratio of expenses to average net assets...................       0.90 %      0.90 %       0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                               WRL
                                                                   GREAT COMPANIES-AMERICA(SM)
                                                                           SUBACCOUNT
                                                               -----------------------------------
                                                                          DECEMBER 31,
                                                               -----------------------------------
                                                                  2002         2001       2000(1)
                                                               ----------   ----------   ---------
Accumulation unit value, beginning of year..................   $     9.84   $    11.31   $   10.00
                                                               ----------   ----------   ---------
  Income from operations:
    Net investment income (loss)............................        (0.05)       (0.05)      (0.06)
    Net realized and unrealized gain (loss) on investment...        (2.05)       (1.42)       1.37
                                                               ----------   ----------   ---------
      Net income (loss) from operations.....................        (2.10)       (1.47)       1.31
                                                               ----------   ----------   ---------
Accumulation unit value, end of year........................   $     7.74   $     9.84   $   11.31
                                                               ==========   ==========   =========
Total return................................................     (21.40)%     (12.98)%     13.12 %
Ratios and supplemental data:
  Net assets at end of period (in thousands)................   $   36,236   $   16,607   $   8,491
  Ratio of net investment income (loss) to average net
    assets..................................................      (0.62)%      (0.56)%     (0.90)%
  Ratio of expenses to average net assets...................       0.90 %       0.90 %      0.90 %

                                                                               WRL
                                                                 GREAT COMPANIES-TECHNOLOGY(SM)
                                                                           SUBACCOUNT
                                                               -----------------------------------
                                                                          DECEMBER 31,
                                                               -----------------------------------
                                                                  2002         2001       2000(1)
                                                               ----------   ----------   ---------
Accumulation unit value, beginning of year..................   $     4.19   $     6.70   $   10.00
                                                               ----------   ----------   ---------
  Income from operations:
    Net investment income (loss)............................        (0.03)       (0.04)      (0.05)
    Net realized and unrealized gain (loss) on investment...        (1.59)       (2.47)      (3.25)
                                                               ----------   ----------   ---------
      Net income (loss) from operations.....................        (1.62)       (2.51)      (3.30)
                                                               ----------   ----------   ---------
Accumulation unit value, end of year........................   $     2.57   $     4.19   $    6.70
                                                               ==========   ==========   =========
Total return................................................     (38.67)%     (37.51)%    (33.01)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)................   $    5,195   $    6,147   $   2,788
  Ratio of net investment income (loss) to average net
    assets..................................................      (0.90)%      (0.90)%     (0.90)%
  Ratio of expenses to average net assets...................       0.90 %       0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                             WRL
                                                                  GREAT COMPANIES-GLOBAL(2)
                                                                         SUBACCOUNT
                                                              ---------------------------------
                                                                        DECEMBER 31,
                                                              ---------------------------------
                                                                2002        2001       2000(1)
                                                              ---------   ---------   ---------
Accumulation unit value, beginning of year..................  $    7.02   $    8.52   $   10.00
                                                              ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)............................      (0.05)      (0.06)      (0.03)
    Net realized and unrealized gain (loss) on investment...      (1.51)      (1.44)      (1.45)
                                                              ---------   ---------   ---------
      Net income (loss) from operations.....................      (1.56)      (1.50)      (1.48)
                                                              ---------   ---------   ---------
Accumulation unit value, end of year........................  $    5.46   $    7.02   $    8.52
                                                              =========   =========   =========
Total return................................................   (22.21)%    (17.58)%    (14.84)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)................  $   4,084   $   2,238   $     494
  Ratio of net investment income (loss) to average net
    assets..................................................    (0.85)%     (0.90)%     (0.90)%
  Ratio of expenses to average net assets...................     0.90 %      0.90 %      0.90 %

                                                                             WRL
                                                                           GABELLI
                                                                        GLOBAL GROWTH
                                                                         SUBACCOUNT
                                                              ---------------------------------
                                                                        DECEMBER 31,
                                                              ---------------------------------
                                                                2002        2001       2000(1)
                                                              ---------   ---------   ---------
Accumulation unit value, beginning of year..................  $    8.08   $    9.07   $   10.00
                                                              ---------   ---------   ---------
  Income from operations:
    Net investment income (loss)............................      (0.04)      (0.06)      (0.03)
    Net realized and unrealized gain (loss) on investment...      (1.34)      (0.93)      (0.90)
                                                              ---------   ---------   ---------
      Net income (loss) from operations.....................      (1.38)      (0.99)      (0.93)
                                                              ---------   ---------   ---------
Accumulation unit value, end of year........................  $    6.70   $    8.08   $    9.07
                                                              =========   =========   =========
Total return................................................   (17.05)%    (10.92)%     (9.27)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)................  $  10,852   $   7,590   $     971
  Ratio of net investment income (loss) to average net
    assets..................................................    (0.49)%     (0.75)%     (0.90)%
  Ratio of expenses to average net assets...................     0.90 %      0.90 %      0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                         WRL                         WRL                WRL
                                                        LKCM                     CONSERVATIVE         MODERATE
                                                   CAPITAL GROWTH              ASSET ALLOCATION   ASSET ALLOCATION
                                                     SUBACCOUNT                   SUBACCOUNT         SUBACCOUNT
                                         -----------------------------------   ----------------   ----------------
                                                    DECEMBER 31,                 DECEMBER 31,       DECEMBER 31,
                                         -----------------------------------   ----------------   ----------------
                                               2002             2001(1)            2002(1)            2002(1)
                                         ----------------   ----------------   ----------------   ----------------
Accumulation unit value, beginning of
  year.................................  $           6.43   $          10.00   $          10.00   $          10.00
                                         ----------------   ----------------   ----------------   ----------------
  Income from operations:
    Net investment income (loss).......             (0.04)              0.00              (0.05)             (0.05)
    Net realized and unrealized gain
      (loss) on investment.............             (3.53)             (3.57)             (0.91)             (1.19)
                                         ----------------   ----------------   ----------------   ----------------
      Net income (loss) from
        operations.....................             (3.57)             (3.57)             (0.96)             (1.24)
                                         ----------------   ----------------   ----------------   ----------------
Accumulation unit value, end of year...  $           2.86   $           6.43   $           9.04   $           8.76
                                         ================   ================   ================   ================
Total return                                     (55.53)%   (35.70)%........            (9.65)%           (12.43)%
Ratios and supplemental data:
  Net assets at end of period (in
    thousands).........................  $            775   $          1,157   $          4,376   $         10,778
  Ratio of net investment income (loss)
    to average net assets..............           (0.90)%            (0.07)%            (0.90)%            (0.90)%
  Ratio of expenses to average net
    assets.............................            0.90 %             0.90 %             0.90 %             0.90 %

                                               WRL
                                            MODERATELY
                                            AGGRESSIVE
                                         ASSET ALLOCATION
                                            SUBACCOUNT
                                         ----------------
                                           DECEMBER 31,
                                         ----------------
                                             2002(1)
                                         ----------------
Accumulation unit value, beginning of
  year.................................  $          10.00
                                         ----------------
  Income from operations:
    Net investment income (loss).......             (0.05)
    Net realized and unrealized gain
      (loss) on investment.............             (1.48)
                                         ----------------
      Net income (loss) from
        operations.....................             (1.53)
                                         ----------------
Accumulation unit value, end of year...  $           8.47
                                         ================
Total return                                     (15.31)%
Ratios and supplemental data:
  Net assets at end of period (in
    thousands).........................  $         15,054
  Ratio of net investment income (loss)
    to average net assets..............           (0.90)%
  Ratio of expenses to average net
    assets.............................            0.90 %

                                                                                                        WRL
                                               WRL                WRL                               TRANSAMERICA
                                            AGGRESSIVE           PIMCO              JANUS           CONVERTIBLE
                                         ASSET ALLOCATION     TOTAL RETURN         BALANCED          SECURITIES
                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                         ----------------   ----------------   ----------------   ----------------
                                           DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                         ----------------   ----------------   ----------------   ----------------
                                             2002(1)            2002(1)            2002(1)            2002(1)
                                         ----------------   ----------------   ----------------   ----------------
Accumulation unit value, beginning of
  year.................................  $          10.00   $          10.00   $          10.00   $          10.00
                                         ----------------   ----------------   ----------------
  Income from operations:
    Net investment income (loss).......             (0.05)             (0.06)             (0.05)             (0.05)
    Net realized and unrealized gain
      (loss) on investment.............             (1.83)              0.62              (0.52)             (0.69)
                                         ----------------   ----------------   ----------------
      Net income (loss) from
        operations.....................             (1.88)              0.56              (0.57)             (0.74)
                                         ----------------   ----------------   ----------------
Accumulation unit value, end of year...  $           8.12   $          10.56   $           9.43   $           9.26
                                         ================   ================   ================
Total return...........................          (18.79)%             5.56 %            (5.67)%            (7.36)%
Ratios and supplemental data:
  Net assets at end of period (in
    thousands).........................  $          6,751   $          7,376   $          2,319   $            311
  Ratio of net investment income (loss)
    to average net assets..............           (0.90)%            (0.90)%            (0.90)%            (0.90)%
  Ratio of expenses to average net
    assets.............................            0.90 %             0.90 %             0.90 %             0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                                                    WRL            WRL
                                                                    WRL        TRANSAMERICA      CAPITAL
                                                               TRANSAMERICA       GROWTH         GUARDIAN
                                                                  EQUITY       OPPORTUNITIES      VALUE
                                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                               -------------   -------------   ------------
                                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                               -------------   -------------   ------------
                                                                  2002(1)         2002(1)        2002(1)
                                                               -------------   -------------   ------------
Accumulation unit value, beginning of year..................   $       10.00   $       10.00   $      10.00
                                                               -------------   -------------   ------------
  Income from operations:
    Net investment income (loss)............................           (0.05)          (0.04)          0.39
    Net realized and unrealized gain (loss)
      on investment.........................................           (1.42)          (2.04)         (2.48)
                                                               -------------   -------------   ------------
      Net income (loss) from operations.....................           (1.47)          (2.08)         (2.09)
                                                               -------------   -------------   ------------
Accumulation unit value, end of year........................   $        8.53   $        7.92   $       7.91
                                                               =============   =============   ============
Total return................................................        (14.69)%        (20.84)%       (20.90)%
Ratios and supplemental data:
  Net assets at end of period (in thousands)................   $       2,781   $         552   $        181
  Ratio of net investment income (loss) to
    average net assets......................................         (0.90)%         (0.90)%         7.69 %
  Ratio of expenses to average net assets...................          0.90 %          0.90 %         0.90 %

                                                                     WRL              WRL            WRL
                                                                TRANSAMERICA      J.P. MORGAN      CAPITAL
                                                               U.S. GOVERNMENT     ENHANCED        GUARDIAN
                                                                 SECURITIES          INDEX       U.S. EQUITY
                                                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                               ---------------   -------------   ------------
                                                                DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                                               ---------------   -------------   ------------
                                                                   2002(1)          2002(1)        2002(1)
                                                               ---------------   -------------   ------------
Accumulation unit value, beginning of year..................   $         10.00   $       10.00   $      10.00
                                                               ---------------   -------------   ------------
  Income from operations:
    Net investment income (loss)............................              0.00           (0.02)         (0.01)
    Net realized and unrealized gain (loss) on investment...              0.47           (1.87)         (1.95)
                                                               ---------------   -------------   ------------
      Net income (loss) from operations.....................              0.47           (1.89)         (1.96)
                                                               ---------------   -------------   ------------
Accumulation unit value, end of year........................   $         10.47   $        8.11   $       8.04
                                                               ===============   =============   ============
Total return................................................            4.65 %        (18.85)%       (19.63)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................   $           221   $          50   $        144
  Ratio of net investment income (loss) to average net
    assets..................................................            0.07 %         (0.32)%        (0.15)%
  Ratio of expenses to average net assets...................            0.90 %          0.90 %         0.90 %

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS (CONTINUED)
FOR THE YEAR ENDED

                                                      FIDELITY VIP                          FIDELITY VIP
                                                  GROWTH OPPORTUNITIES                      CONTRAFUND(R)
                                                       SUBACCOUNT                            SUBACCOUNT
                                          ------------------------------------   -----------------------------------
                                                      DECEMBER 31,                          DECEMBER 31,
                                          ------------------------------------   -----------------------------------
                                             2002         2001       2000(1)        2002         2001       2000(1)
                                          ----------   ----------   ----------   ----------   ----------   ---------
Accumulation unit value, beginning of
  year.................................   $     7.25   $     8.56   $    10.00   $     8.14   $     9.38   $   10.00
                                          ----------   ----------   ----------   ----------   ----------   ---------
  Income from operations:
    Net investment income (loss).......        (0.01)       (0.05)       (0.06)       (0.03)       (0.04)      (0.06)
    Net realized and unrealized gain
      (loss) on investment.............        (1.64)       (1.26)       (1.38)       (0.82)       (1.20)      (0.56)
                                          ----------   ----------   ----------   ----------   ----------   ---------
      Net income (loss) from
         operations....................        (1.65)       (1.31)       (1.44)       (0.85)       (1.24)      (0.62)
                                          ----------   ----------   ----------   ----------   ----------   ---------
Accumulation unit value, end of year...   $     5.60   $     7.25   $     8.56   $     7.29   $     8.14   $    9.38
                                          ==========   ==========   ==========   ==========   ==========   =========
Total return...........................     (22.70)%     (15.40)%     (14.36)%     (10.41)%     (13.25)%     (6.16)%
Ratios and supplemental data:
  Net assets at end of period (in
    thousands).........................   $    1,845   $    1,397   $      562   $    6,552   $    3,335   $   1,030
  Ratio of net investment income (loss)
    to average net assets..............      (0.17)%      (0.65)%      (0.90)%      (0.43)%      (0.45)%     (0.90)%
  Ratio of expenses to average net
    assets.............................       0.90 %       0.90 %       0.90 %       0.90 %       0.90 %      0.90 %

                                                      FIDELITY VIP
                                                      EQUITY-INCOME
                                                       SUBACCOUNT
                                           -----------------------------------
                                                      DECEMBER 31,
                                           -----------------------------------
                                              2002         2001       2000(1)
                                           ----------   ----------   ---------
Accumulation unit value, beginning of
  year..................................   $    10.32   $    10.99   $   10.00
                                           ----------   ----------   ---------
  Income from operations:
    Net investment income (loss)........         0.04        (0.04)      (0.06)
    Net realized and unrealized gain
      (loss) on investment..............        (1.88)       (0.63)       1.05
                                           ----------   ----------   ---------
      Net income (loss) from
         operations.....................        (1.84)       (0.67)       0.99
                                           ----------   ----------   ---------
Accumulation unit value, end of year....   $     8.48   $    10.32   $   10.99
                                           ==========   ==========   =========
Total return............................     (17.89)%      (6.07)%      9.91 %
Ratios and supplemental data:
  Net assets at end of period (in
    thousands)..........................   $    6,167   $    4,161   $     307
  Ratio of net investment income (loss)
    to average net assets...............       0.46 %      (0.35)%     (0.90)%
  Ratio of expenses to average net
    assets..............................       0.90 %       0.90 %      0.90 %

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year. The expense ratio considers only the expenses borne directly by the Life Account and excludes expenses incurred directly by the underlying funds.

                           PART C - OTHER INFORMATION

Item 27. Exhibits

         (a) Resolution of the Board of Directors of Western Reserve establishing the separate account (1)

         (b)      Not Applicable

         (c)      Distribution of Policies

                  (i)      Master Service and Distribution Compliance Agreement
                           (2)

                  (ii) Amendment to Master Service and Distribution Compliance Agreement (3)

                  (iii) Form of Broker/Dealer Supervisory and Service Agreement (3)

                  (iv)     Principal Underwriting Agreement (3)

                  (v)      First Amendment to Principal Underwriting Agreement
                           (3)

         (d)      (i)      Specimen Flexible Premium Variable Life Insurance
                           Policy (4)

                  (ii)     Endorsement (EL101) (3)

                  (iii)    Living Benefit Rider (5)

                  (iv)     Other Insured Rider (5)

                  (v)      Primary Insured Rider and Primary Insured Rider Plus
                           (5)

                  (vi) AccelPay Rider (Form ACCP) (an Accelerated Death Benefit Rider) (4)

                  (vii)    Associates Plan Variable Life Insurance Policy (VL96)

                  (viii)   Endorsement (EL114)

         (e)      Application for Flexible Premium Life Insurance Policy (5)

         (f)      (i)      Second Amended Articles of Incorporation of Western
                           Reserve (2)

                  (ii) Certificate of First Amendment to the Second Amended Articles of Incorporation of Western Reserve (6)

                  (iii) Amended Code of Regulations (By-Laws) of Western Reserve (2)

         (g)      Reinsurance Contracts

                  (i) Reinsurance Treaty dated September 30, 2000 and Amendments Thereto (14)

                  (ii) Reinsurance Treaty dated July 1, 2002 and Amendments Thereto (14)

         (h)      (i)      Investment Advisory Agreement with the Fund (7)

                  (ii)     Sub-Advisory Agreement (7)

                  (iii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 (8)

                  (iv) Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund (9)

                  (v) Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund (10)

                  (vi) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 (8)

                  (vii) Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund II (9)

                  (viii) Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund II (10)

                  (ix) Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 (8)

                  (x) Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund III (9)

                  (xi) Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund III (10)

         (i)      Not Applicable

         (j)      Not Applicable

         (k) Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered (15)

         (l) Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered (15)

         (m)      Not Applicable

         (n)      Other Opinions:

                  (i)      Written Consent of Sutherland Asbill & Brennan LLP
                           (15)

                  (ii)     Written Consent of Ernst & Young LLP (15)

         (o)      Not Applicable

         (p)      Not Applicable

         (q) Memorandum describing issuance, transfer and redemption procedures (11)

         (r)      Powers of Attorney (12)(13)

-------------------------------------

(1) This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 Registration Statement dated April 21, 1998 (File No. 33-31140) and is incorporated herein by reference.

(2) This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

(3) This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

(4) This exhibit was previously filed on Post-Effective Amendment No. 3 to Form S-6 Registration Statement dated February 28, 2002 (File No. 333-58322) and is incorporated herein by reference.

(5) This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated April 5, 2001 (File No. 333-58322) and is incorporated herein by reference.

(6) This exhibit was previously filed on Post-Effective Amendment No. 5 to Form S-6 Registration Statement dated April 19, 2000 (File No. 333-23359) and is incorporated herein by reference.

(7) This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A Registration Statement dated April 28, 1997 (File No. 33-507) and is incorporated herein by reference.

(8) This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.

(9) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

(10) This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 Registration Statement dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.

(11) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated June 21, 2001 (File No. 333-58322) and is incorporated herein by reference.

(12) This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 Registration Statement dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.

(13) This exhibit was previously filed on Post-Effective Amendment No. 17 to Form S-6 Registration Statement dated October 30, 2001 (File No. 33-69138) and is incorporated herein by reference.

(14) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated January 31, 2003 (File No. 333-100993) and is incorporated herein by reference.

(15)     To be filed by amendment.

Item 28. Directors and Officers of the Depositor

             Name                     Principal Business Address           Position and Offices with Depositor
             ----                     --------------------------           -----------------------------------
       Michael W. Kirby                           (1)                   Chairman of the Board and Chief
                                                                        Executive Officer
        Jerome C. Vahl                            (1)                   Director and President
       Brenda K. Clancy                           (1)                   Director and Vice President
         Paul Reaburn                             (1)                   Director and Vice President
        Kevin Bachmann                            (2)                   Director and Vice President
        Alan M. Yaeger                            (2)                   Executive Vice President, Actuary and
                                                                        Chief Financial Officer
       William H. Geiger                          (2)                   Senior Vice President, Secretary,
                                                                        Corporate  Counsel and Group Vice
                                                                        President - Compliance
       Allan J. Hamilton                          (2)                   Vice President, Treasurer and Controller

--------------------------------
(1)      4333 Edgewood Road, N.E., Cedar Rapids, Iowa  52499-0001
(2)      570 Carillon Parkway, St. Petersburg, Florida 33716

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant


VERENIGING AEGON - Netherlands Membership Association
AEGON N.V. (Netherlands) (32.47%)
    AEGON Nederland N.V. (Netherlands) (100%)
    AEGON Nevak Holding B.V. (Netherlands) (100%)
    AEGON Derivatives N.V. (Netherlands) (100%)
    Transamerica Corporation and subsidiaries (DE) (100%)
    AEGON DMS Holding B.V. (Netherlands) (100%)
       Canadian Premier Holdings Ltd (Canada) (100%)
           Canadian Premier Life Insurance Company (Canada) (100%)
           Legacy General Insurance Company (Canada) (100%)
       Cornerstone International Holdings Ltd (UK) (100%)
           Cornerstone International Marketing Ltd (UK) (100%)
           Stonebridge International Insurance Ltd (UK) (100%)
       Transamerica Direct Marketing Korea Ltd (Korea) (100%)
       Transamerica Direct Marketing Japan K.K. (Japan) (100%)
       Transamerica Direct Marketing Asia Pacific Pty Ltd (Australia) (100%)
           Transamerica Insurance Marketing Asis Pacific Pty Ltd (Australia) (100%)
           Transamerica Direct Marketing Australia Pty Ltd (Australia) (100%) AEGON INTERNATIONAL N.V. (Netherlands) (100%)
       The AEGON Trust - voting trust - (Advisory Board: - Donald J. Shepard, Joseph B. M. Streppel,
          Dennis Hersch) (DE) (100%)
          AEGON U.S. Holding Corporation (DE) (100%)
             CORPA Reinsurance Company (NY) (100%)
             AEGON Management Company (IN) (100%)
             Short Hills Management Company (NJ) (100%)
             AEGON U.S. Corporation (IA) (76.05%)
                Commonwealth General Corporation and
                subsidiaries (DE) (100%)
                AEGON USA, Inc.(IA) (100%)
                   RCC North America LLC (DE)(100%)
                   Transamerica Holding Company, L.L.C. (DE) (100%)
                      Veterans Life Insurance Company (IL) (100%)
                         Peoples Benefit Services, Inc. (PA) (100%)
                         Veterans Life Insurance Agency, Inc. (MD) (100%)
                      Transamerica Life Insurance Company (IA)(100%)
                         Professional Life & Annuity Insurance Company (AZ)
                         (100%)
                         AEGON Financial Services Group, Inc. (MN) (100%)
                           AEGON Assignment Corporation of Kentucky (KY) (100%) AEGON Assignment Corporation (IL) (100%)
                           Transamerica Financial Institutions, Inc. (MN) (100%)
                      AEGON Funding Corp. (DE) (100%)
                      AEGON USA Investment Management LLC (IA) (100%)
                      First AUSA Life Insurance Company - insurance holding co.
                      (MD) (100%)
                         AUSA Life Insurance Company, Inc. - insurance (NY)
                         (100%)
                         United Financial Services, Inc. (MD) (100%)
                         Monumental General Casualty Company (MD) (100%)
                         Bankers Financial Life Insurance Company (AZ) (100%) The Whitestone Corporation (MD) (100%)
                         Cadet Holding Corp. (IA) (100%)
                         Monumental General Life Insurance Co. of Puerto Rico
                         (PR)(51%)
                         Iowa Fidelity Life Insurance Company (AZ) (100%)

                         Southwest Equity Life Insurance Company (AZ) (100%) Life Investors Insurance Company of America - insurance
                         (IA) (100%)
                            Life Investors Alliance LLC (DE) (100%)
                         Western Reserve Life Assurance Co. of Ohio - insurance
                         (OH) (100%)
                            WRL Insurance Agency, Inc. (CA) (100%)
                               WRL Insurance Agency of Alabama, Inc. (AL) (100%) WRL Insurance Agency of Massachusetts, Inc. (MA) (100%)
                               WRL Insurance Agency of Nevada, Inc. (NV) (100% WRL Insurance Agency of Wyoming, Inc. (WY) (100%) WRL Insurance Agency of Texas (TX) (100%)
                         AEGON Equity Group, Inc. (FL) (100%)
                         AEGON/Transamerica Fund Services, Inc. - transfer agent
                         (FL) (100%)
                         AEGON/Transamerica Fund Advisers, Inc. - investment adviser (FL) (77%)
                         World Financial Group Insurance Agency, Inc. (CA)
                         (100%)
                               World Financial Group Insurance Agency of
                               Alabama, Inc. (AL) (100%)
                               World Financial Group Insurance Agency of
                               Hawaii, Inc. (HI) (100%)
                               World Financial Group Insurance Agency of
                               Massachusetts, Inc. (MA) (100%)
                               World Financial Group Insurance Agency of Puerto Rico, Inc. (PR) (100%)
                               World Financial Group Insurance Agency of New Mexico (NM) (100%)
                               World Financial Group Insurance Agency of
                               Wyoming, Inc. (WY) (100%)
                               WFG Property & Casualty Insurance Agency, Inc.
                               (GA) (100%)
                                  WFG Property & Casualty Insurance Agency of
                                  Alabama, Inc. (AL) (100%)
                                  WFG Property & Casualty Insurance Agency of
                                  California, Inc. (CA) (100%)
                                  WFG Property & Casualty Insurance Agency of
                                  Mississippi, Inc. (MS) (100%)
                                  WFG Property & Casualty Insurance Agency of
                                  Nevada, Inc. (NV) (100%)
                                  WFG Property & Casualty Insurance Agency of
                                  Wyoming, Inc. (WY) (100%)
                                  WFG Property & Casualty Insurance Agency of
                                  Texas, Inc. (TX) (100%)
                      AUSA Holding Company - holding company (MD) (100%)
                         AEGON USA Investment Management, Inc. - investment adviser (IA) (100%)
                         AEGON USA Securities, Inc. - broker-dealer (IA) (100%) Transamerica Capital, Inc. (CA) (100%)
                         Universal Benefits Corporation - third party
                         administrator (IA) (100%)
                         Investors Warranty of America, Inc. - provider of automobile extended maintenance contracts (IA)(100%) Massachusetts Fidelity Trust Company - trust company
                         (IA) (100%)
                         Roundit, Inc. (MD) (50%)
                         Long, Miller & Associates LLC (CA) (33-1/3%)
                         Diversified Investment Advisors, Inc. - investment adviser (DE) (100%)
                            Diversified Investors Securities Corp. -
                            broker-dealer  (DE) (100%)
                            George Beram & Company, Inc. (MA) (100%)
                         Creditor Resources, Inc. - credit insurance
                         (MI) (100%)
                            Premier Solutions Group, Inc. (MD) (100%)
                            CRC Creditor Resources Canadian Dealer Network Inc.
                            - insurance agency (Canada) 100%)
                         Money Services, Inc. - financial counseling for employees and agents of affiliated companies (DE) (100%)
                            ORBA Insurance Services, Inc. (CA) (40.15%)
                            ADB Corporation LLC (DE) (100%)
                            AEGON USA Travel and Conference Services LLC - travel services (IA) (100%) Great Companies, L.L.C.
                            (IA) (30%)
                         Zahorik Company, Inc. - broker-dealer  (CA) (100%)
                            ZCI, Inc. (AL) (100%)
                            Zahorik Texas, Inc. (TX) (100%)
                         Monumental General Insurance Group, Inc. - holding company (MD) (100%)
                            Monumental General Mass Marketing, Inc. - marketing
                            (MD) (100%)
                            Trip Mate Insurance Agency, Inc. (KS) (100%)
                            Monumental General Administrators, Inc. (MD) (100%)
                               National Association Management and Consultant Services, Inc. (MD) (100%)
                         AEGON Asset Management Services, Inc. (DE) (100%)
                            World Group Securities, Inc. (DE) (100%)
                            World Financial Group, Inc. (DE) (100%)

                         InterSecurities, Inc. - broker-dealer  (DE) (100%)
                            World Financial Group Insurance Agency of Ohio, Inc.
                            (OH) (100%)
                         AEGON/Transamerica Fund Advisers, Inc. - investment adviser (FL) (23%)
                         AEGON USA Realty Advisors Inc. - real estate investment services (IA) (100%)
                            RCC Properties Limited Partnership (IA) (100%)
                            QSC Holding, Inc. (DE) (100%)
                            Realty Information Systems, Inc. - information systems for real estate investment management
                            (IA)(100%)
                            AEGON USA Real Estate Services, Inc. (DE) (100%) Real Estate Alternatives Portfolio 1 LLC (DE) (100%)

Item 30.  Indemnification

         Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          Ohio General Corporation Law

         SECTION 1701.13 AUTHORITY OF CORPORATION.

        (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

        (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

               (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

               (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

        (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

        (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

               (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

               (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

               (c)    By the shareholders;

               (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

        Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

        (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

               (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

               (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

               (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

        (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

        (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

        (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

        (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           Second Amended Articles of Incorporation of Western Reserve

                                 ARTICLE EIGHTH

        EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

        (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

        (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

        (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

        (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

        (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

        (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

        (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

        (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 Amended Code of Regulations of Western Reserve

                                    ARTICLE V

                    Indemnification of Directors and Officers

        Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              Rule 484 Undertaking

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

         (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Policies. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA L, Separate Account VL A, Legacy Builder Variable Life Separate Account, Separate Account VA K, and Separate Account VA P of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B of AUSA Life Insurance Company, Inc.; the Separate Account I and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L, Transamerica Occidental Life Separate Account VUL-3, Separate Account VA G, Separate Account VA H, Transamerica Occidental Life Separate Account VUL-4, Transamerica Occidental Life Separate Account VUL-5, and Transamerica Occidental Life Separate Account VUL-6 of Transamerica Occidental Life Insurance Company; Separate Account VA-2LNY of Transamerica Life Insurance Company of New York; and Separate Account VA-8 of Transamerica Life Insurance and Annuity Company.

         (b)      Directors and Officers of AFSG

                                      PRINCIPAL BUSINESS
    NAME                              ADDRESS                POSITION AND OFFICES WITH UNDERWRITER
    ----                              ------------------     -------------------------------------
    Larry N. Norman                   (1)                    Director and President

    Anne M. Spaes                     (1)                    Director and Vice President

    Lisa A. Wachendorf                (1)                    Director, Vice President and Chief Compliance
                                                             Officer

    John K. Carter                    (2)                    Vice President

    William G. Cummings               (2)                    Vice President

    Thomas R. Moriarty                (2)                    Vice President

    Christopher G. Roetzer            (2)                    Vice President

    Michael V. Williams               (2)                    Vice President

    Frank A. Camp                     (1)                    Secretary

    Priscilla I. Hechler              (2)                    Assistant Vice President and Assistant Secretary

    Thomas E. Pierpan                 (2)                    Assistant Vice President and Assistant Secretary

    Darin D. Smith                    (1)                    Vice President and Assistant Secretary

    Teresa L. Stolba                  (1)                    Assistant Compliance Officer

    Emily Bates                       (3)                    Assistant Treasurer

    Clifton W. Flenniken              (4)                    Assistant Treasurer

-------------
(1)      4333 Edgewood Road, N.E., Cedar Rapids, IA  52499-0001
(2)      570 Carillon Parkway, St. Petersburg, FL  33716-1202
(3)      400 West Market Street, Louisville, Kentucky 40202
(4)      1111 North Charles Street, Baltimore, Maryland 21201

         (c)      Compensation to Principal Underwriter

                                      NET UNDERWRITING
 NAME OF PRINCIPAL                      DISCOUNTS AND       COMPENSATION ON         BROKERAGE
   UNDERWRITER                          COMMISSIONS           REDEMPTION            COMMISSIONS            COMMISSIONS
------------------                    ----------------      ---------------        ---------------         -----------
AFSG Securities Corporation                  0                     0               $            (1)             0

                                             0                     0               $ 56,595,212 (2)             0

                                             0                     0               $113,821,344 (3)             0

(1)      fiscal year 2002
(2)      fiscal year 2001
(3)      fiscal year 2000

Item 32.       Location of Accounts and Records

               All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 570 Carillon Parkway, St. Petersburg, Florida 33716.

Item 33.       Management Services

               Not Applicable

Item 34.       Undertakings

               Western Reserve hereby represents that the fees and charges deducted under the WRL Freedom Elite Builder Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

               Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable life policies may be accepted.

               Registrant furthermore agrees to include either as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

               Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-6 promptly upon written or oral request.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on this 7th day of February, 2003.

                                  WRL SERIES LIFE ACCOUNT
                                  (Registrant)

                                  By:  /s/ Michael W. Kirby */
                                     ---------------------------------------
                                     Michael W. Kirby, Chairman of the Board
                                     and Chief Executive Officer of Western
                                     Reserve Life Assurance Co. of Ohio

                                  WESTERN RESERVE LIFE ASSURANCE
                                  CO. OF OHIO
                                  (Depositor)


                                  By:  /s/ Michael W. Kirby */
                                     ----------------------------------------
                                     Michael W. Kirby, Chairman of the Board
                                     and Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                Title                                    Date
---------                                -----                                    ----
/s/ Michael W. Kirby                     Chairman of the Board                    February 7, 2003
-------------------------                and Chief Executive Officer
Michael W. Kirby */

/s/ Jerome C. Vahl                       Director and President                   February 7, 2003
-------------------------
Jerome C. Vahl */

 /s/ Brenda K. Clancy                    Director and Vice President              February 7, 2003
-------------------------
Brenda K. Clancy */

/s/ Paul Reaburn                         Director and Vice President              February 7, 2003
-------------------------
Paul Reaburn */

/s/ Kevin Bachmann                       Director and Vice President              February 7, 2003
-------------------------
Kevin Bachmann

/s/ Allan J. Hamilton                    Vice President, Treasurer                February 7, 2003
-------------------------                and Controller
Allan J. Hamilton

 /s/ Alan M. Yaeger                      Executive Vice President,                February 7, 2003
-------------------------                Actuary and Chief Financial
Alan M. Yaeger                           Officer

*/  /s/ Priscilla I. Hechler
-----------------------------------
     Signed by Priscilla I. Hechler
     As Attorney in Fact

                                  EXHIBIT INDEX


EXHIBIT        DESCRIPTION
NO.            OF EXHIBIT
-------        ----------
27(d)(vii)     Associates Plan Variable Life Insurance Policy (VL96)

27(d)(viii)    Endorsement (EL114)